UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity® Aggressive International Fund

July 31, 2008

1.804818.104

IVF-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
Australia - 1.0%
CSL Ltd.	118,544	$ 3,862,293
Bermuda - 1.2%
Aquarius Platinum Ltd. (United Kingdom)	278,818	2,736,350
Covidien Ltd.	37,800	1,861,272
TOTAL BERMUDA		4,597,622
Brazil - 3.4%
Iguatemi Empresa de Shopping Centers SA	154,000	1,966,062
MRV Engenharia e Participacoes SA	177,300	4,111,485
Redecard SA	100,900	1,862,313
Uniao de Bancos Brasileiros SA (Unibanco) GDR	38,600	5,080,918
TOTAL BRAZIL		13,020,778
Canada - 8.7%
Absolute Software Corp. (a)	547,300	5,799,878
Agnico-Eagle Mines Ltd.	52,100	2,854,725
Consolidated Thompson Iron Mines Ltd. (a)	501,400	3,545,574
EnCana Corp.	60,500	4,366,802
Mercator Minerals Ltd. (a)	897,600	8,153,226
Potash Corp. of Saskatchewan, Inc.	24,100	4,922,907
Silver Wheaton Corp. (a)	255,600	3,282,844
TOTAL CANADA		32,925,956
Cayman Islands - 1.9%
Chaoda Modern Agriculture (Holdings) Ltd.	4,278,000	4,962,559
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	67,500	2,258,550
TOTAL CAYMAN ISLANDS		7,221,109
China - 0.7%
Focus Media Holding Ltd. ADR (a)	92,900	2,760,059
Czech Republic - 1.2%
Ceske Energeticke Zavody AS	55,400	4,606,596
Denmark - 0.7%
Vestas Wind Systems AS (a)	20,100	2,621,379
Finland - 2.9%
Fortum Oyj	80,600	3,552,880
Nokian Tyres Ltd.	77,478	3,335,942
Outotec Oyj	77,878	3,966,465
TOTAL FINLAND		10,855,287
France - 5.5%
Alstom SA	37,800	4,231,110
AXA SA	211,200	6,207,285
Bouygues SA	52,100	3,368,044
Saft Groupe SA	55,000	2,164,533
Vivendi	113,396	4,740,997
TOTAL FRANCE		20,711,969

	Shares	Value
Germany - 10.1%
Allianz AG (Reg.)	42,400	$ 7,189,416
Deutsche Postbank AG	53,300	3,765,264
E.ON AG	32,900	6,269,570
Linde AG	20,000	2,765,402
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	30,600	5,079,275
Q-Cells AG (a)(d)	42,675	4,134,438
RWE AG	44,400	5,312,743
Wirecard AG (d)	383,767	3,649,417
TOTAL GERMANY		38,165,525
Greece - 1.1%
Public Power Corp. of Greece	136,700	4,224,761
Hong Kong - 0.9%
CNOOC Ltd.	2,300,000	3,393,308
India - 2.1%
Reliance Industries Ltd. sponsored GDR (e)	34,937	3,615,980
Satyam Computer Services Ltd. sponsored ADR (d)	197,700	4,218,918
TOTAL INDIA		7,834,898
Indonesia - 0.9%
PT Bumi Resources Tbk	4,578,000	3,396,693
Ireland - 0.8%
Dragon Oil PLC (a)	533,800	3,096,255
Israel - 1.0%
Teva Pharmaceutical Industries Ltd. sponsored ADR	83,600	3,748,624
Italy - 2.4%
Prysmian SpA	106,100	2,616,847
UniCredit SpA	1,094,400	6,515,784
TOTAL ITALY		9,132,631
Japan - 12.4%
Canon, Inc. sponsored ADR	75,200	3,431,376
East Japan Railway Co.	556	4,349,116
Hisamitsu Pharmaceutical Co., Inc.	74,100	3,104,384
Itochu Corp.	255,000	2,533,941
Mitsubishi Corp.	157,600	4,592,240
Mitsui & Co. Ltd.	233,000	4,780,058
ORIX Corp.	26,720	4,106,197
Sankyo Co. Ltd. (Gunma)	51,800	3,154,380
Sanyo Electric Co. Ltd. (a)	1,335,000	2,977,409
SHIMANO, Inc.	62,400	2,891,834
Sony Financial Holdings, Inc.	540	2,042,080
Sumitomo Mitsui Financial Group, Inc.	661	5,128,268
Wacom Co. Ltd. (d)	1,707	3,790,872
TOTAL JAPAN		46,882,155
Common Stocks - continued
	Shares	Value
Korea (South) - 1.5%
Korea Gas Corp.	47,123	$ 3,562,660
KT&G Corp.	23,320	2,068,046
TOTAL KOREA (SOUTH)		5,630,706
Mexico - 1.8%
America Movil SAB de CV Series L sponsored ADR	63,300	3,196,017
Desarrolladora Homex Sab de CV (a)	378,700	3,539,591
TOTAL MEXICO		6,735,608
Norway - 1.7%
Renewable Energy Corp. AS (a)	99,400	2,878,580
Telenor ASA	223,800	3,367,521
TOTAL NORWAY		6,246,101
Russia - 2.9%
OAO Gazprom sponsored ADR	226,930	10,779,174
South Africa - 1.9%
African Rainbow Minerals Ltd.	97,600	3,299,297
Aveng Ltd.	467,900	3,954,255
TOTAL SOUTH AFRICA		7,253,552
Spain - 1.9%
Telefonica SA	274,800	7,130,176
Sweden - 0.8%
Modern Times Group MTG AB (B Shares)	52,750	2,961,485
Switzerland - 4.7%
Lonza Group AG	14,560	2,110,699
Nestle SA (Reg.)	218,630	9,591,571
Zurich Financial Services AG (Reg.)	22,388	5,885,226
TOTAL SWITZERLAND		17,587,496
United Kingdom - 15.8%
BAE Systems PLC	503,300	4,466,182
BG Group PLC	224,600	5,076,123
Cairn Energy PLC (a)	61,100	3,296,515
Imperial Energy PLC (a)	95,600	1,961,046
Imperial Tobacco Group PLC	156,300	5,837,498
Informa PLC	521,600	4,492,772
Man Group PLC	522,200	6,307,848
Prudential PLC	428,700	4,590,988
Reckitt Benckiser Group PLC	77,200	4,209,050

	Shares	Value
Sibir Energy PLC	264,000	$ 3,225,280
Vedanta Resources PLC	103,000	4,073,033
Vodafone Group PLC sponsored ADR	268,800	7,211,904
Xstrata PLC	68,700	4,927,675
TOTAL UNITED KINGDOM		59,675,914
United States of America - 2.9%
Baxter International, Inc.	43,200	2,963,952
First Solar, Inc. (a)	3,500	997,885
Medco Health Solutions, Inc. (a)	43,200	2,141,856
Philip Morris International, Inc.	96,500	4,984,225
TOTAL UNITED STATES OF AMERICA		11,087,918
TOTAL COMMON STOCKS (Cost $368,733,046)		358,146,028
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 2.35% (b)	8,579,438	8,579,438
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	7,678,215	7,678,215
TOTAL MONEY MARKET FUNDS (Cost $16,257,653)		16,257,653
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $384,990,699)	374,403,681
NET OTHER ASSETS - 0.9%	3,482,033
NET ASSETS - 100%	$ 377,885,714
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,615,980 or 1.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 576,146
Fidelity Securities Lending Cash Central Fund	386,384
Total	$ 962,530
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $386,721,502. Net unrealized depreciation aggregated $12,317,821, of which $16,357,574 related to appreciated investment securities and $28,675,395 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Canada Fund

July 31, 2008

1.804819.104

CAN-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.6%
	Shares	Value
CONSUMER DISCRETIONARY - 2.9%
Hotels, Restaurants & Leisure - 0.5%
Great Canadian Gaming Corp. (a)	1,200,000	$ 10,126,483
Tim Hortons, Inc.	500,000	13,595,000
		23,721,483
Media - 1.3%
Corus Entertainment, Inc. Class B (non-vtg.)	500,000	8,858,720
Groupe Aeroplan, Inc.	800,000	11,556,380
Quebecor, Inc. Class B (sub. vtg.)	1,000,000	24,026,957
Thomson Reuters Corp. (e)	550,000	17,754,066
Yellow Pages Income Fund (e)	900,000	7,937,686
		70,133,809
Textiles, Apparel & Luxury Goods - 1.1%
Gildan Activewear, Inc. (a)	2,200,000	55,953,509
TOTAL CONSUMER DISCRETIONARY		149,808,801
CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 2.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,400,000	15,314,743
Metro, Inc. Class A (sub. vtg.)	400,000	9,614,690
Shoppers Drug Mart Corp.	1,700,000	90,259,315
		115,188,748
Food Products - 1.1%
Viterra, Inc. (a)	3,229,300	38,164,311
Viterra, Inc. (a)(f)	1,673,500	19,777,653
		57,941,964
TOTAL CONSUMER STAPLES		173,130,712
ENERGY - 26.1%
Energy Equipment & Services - 0.4%
Flint Energy Services Ltd. (a)	900,000	16,991,747
Precision Drilling Trust	313,300	7,013,563
		24,005,310
Oil, Gas & Consumable Fuels - 25.7%
Birchcliff Energy Ltd. (a)	1,050,000	12,870,538
Cameco Corp.	2,200,000	78,558,383
Canadian Natural Resources Ltd.	2,050,000	160,199,736
Canadian Oil Sands Trust	2,600,000	130,628,510
Duvernay Oil Corp. (a)	450,000	36,172,291
EnCana Corp.	3,550,000	256,233,823
Husky Energy, Inc.	900,000	39,855,448
Keyera Facilities Income Fund	2,200,000	47,917,175
Niko Resources Ltd.	650,000	53,677,296
Niko Resources Ltd. (f)	20,000	1,651,609
Petro-Canada	650,000	30,003,418
Suncor Energy, Inc.	4,000,000	217,453,729

	Shares	Value
Talisman Energy, Inc.	2,200,000	$ 39,343,654
TransCanada Corp.	6,300,000	244,283,831
		1,348,849,441
TOTAL ENERGY		1,372,854,751
FINANCIALS - 20.7%
Capital Markets - 0.3%
CI Financial Income Fund (e)	675,000	14,339,259
Commercial Banks - 12.0%
Bank of Montreal (e)	1,909,300	89,399,660
Canadian Imperial Bank of Commerce (e)	1,400,000	84,750,696
Royal Bank of Canada	4,050,000	186,904,820
Toronto-Dominion Bank	4,400,000	267,691,556
		628,746,732
Diversified Financial Services - 0.6%
Onex Corp. (sub. vtg.)	400,000	10,900,034
TMX Group, Inc.	575,000	22,014,944
		32,914,978
Insurance - 6.5%
ING Canada, Inc.	525,000	20,710,797
Manulife Financial Corp.	6,500,000	239,468,672
Power Corp. of Canada (sub. vtg.)	1,850,000	56,429,653
Sun Life Financial, Inc.	600,000	23,323,729
		339,932,851
Real Estate Management & Development - 1.3%
Brookfield Asset Management, Inc. Class A (e)	1,500,000	50,544,513
Brookfield Properties Corp.	1,000,000	18,880,002
		69,424,515
TOTAL FINANCIALS		1,085,358,335
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Noveko International, Inc. (a)	2,500,000	7,447,380
INDUSTRIALS - 8.8%
Aerospace & Defense - 3.2%
Bombardier, Inc. Class B (sub. vtg.)	21,800,000	156,284,612
CAE, Inc.	1,000,000	10,802,364
		167,086,976
Commercial Services & Supplies - 0.3%
Garda World Security Corp. (a)	1,250,000	15,480,783
Construction & Engineering - 3.2%
SNC-Lavalin Group, Inc.	3,100,000	168,617,473
Road & Rail - 1.4%
Canadian National Railway Co.	650,000	34,276,017
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Canadian Pacific Railway Ltd.	550,000	$ 34,541,193
TransForce, Inc.	725,000	5,664,892
		74,482,102
Trading Companies & Distributors - 0.7%
Finning International, Inc.	1,400,000	37,398,056
TOTAL INDUSTRIALS		463,065,390
INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 5.0%
Nortel Networks Corp. (a)	24,041	184,326
Research In Motion Ltd. (a)	2,150,000	264,063,006
		264,247,332
Internet Software & Services - 1.1%
Google, Inc. Class A (sub. vtg.) (a)	70,000	33,162,500
Open Text Corp. (a)(e)	750,000	23,367,681
		56,530,181
IT Services - 1.6%
CGI Group, Inc. Class A (sub. vtg.) (a)	7,650,000	81,442,594
Software - 0.2%
MacDonald Dettwiler & Associates Ltd. (a)	400,000	12,595,595
TOTAL INFORMATION TECHNOLOGY		414,815,702
MATERIALS - 15.4%
Chemicals - 6.2%
Agrium, Inc.	560,000	49,215,022
Monsanto Co.	250,000	29,777,500
Potash Corp. of Saskatchewan, Inc.	1,200,000	245,124,001
		324,116,523
Metals & Mining - 9.2%
B2Gold Corp. (f)	3,597,200	2,740,456
Barrick Gold Corp.	3,200,000	135,519,852
Eldorado Gold Corp. (a)	300,000	2,449,578
Fording Canadian Coal Trust	1,100,000	97,241,783
Goldcorp, Inc.	3,150,000	117,373,150
Harry Winston Diamond Corp.	400,000	8,497,338
Kinross Gold Corp.	1,150,000	20,970,357
Orezone Resources, Inc. Class A (a)	10,000,000	8,888,021
Shore Gold, Inc. (a)	3,100,000	4,844,460
Teck Cominco Ltd. Class B (sub. vtg.)	400,000	18,373,785
Yamana Gold, Inc.	5,600,000	69,244,518
		486,143,298
TOTAL MATERIALS		810,259,821
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 2.3%
BCE, Inc.	3,150,000	119,803,682

	Shares	Value
Wireless Telecommunication Services - 2.1%
American Tower Corp. Class A (a)	275,000	$ 11,522,500
Rogers Communications, Inc. Class B (non-vtg.)	2,900,000	97,974,313
		109,496,813
TOTAL TELECOMMUNICATION SERVICES		229,300,495
TOTAL COMMON STOCKS (Cost $3,555,144,588)		4,706,041,387
Government Obligations - 4.2%
Principal Amount (d)
Canadian Government Treasury Bills 2.2485% to 2.8485% 8/7/08 to 11/13/08 (Cost $219,748,995)	CAD	$ 224,450,000	218,485,498
Money Market Funds - 10.7%
	Shares
Fidelity Cash Central Fund, 2.35% (b)	393,005,838	393,005,838
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	169,944,010	169,944,010
TOTAL MONEY MARKET FUNDS (Cost $562,949,848)		562,949,848
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $4,337,843,431)		5,487,476,733
NET OTHER ASSETS - (4.5)%		(236,199,892)
NET ASSETS - 100%		$ 5,251,276,841
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 24,169,718 or 0.5% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,376,909
Fidelity Securities Lending Cash Central Fund	5,195,104
Total	$ 11,572,013
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $4,356,419,079. Net unrealized appreciation aggregated $1,131,057,654, of which $1,317,615,864 related to appreciated investment securities and $186,558,210 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor Canada Fund

July 31, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Canada Fund

1.855812.101

ACAN-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.6%
	Shares	Value
CONSUMER DISCRETIONARY - 2.9%
Hotels, Restaurants & Leisure - 0.5%
Great Canadian Gaming Corp. (a)	1,200,000	$ 10,126,483
Tim Hortons, Inc.	500,000	13,595,000
		23,721,483
Media - 1.3%
Corus Entertainment, Inc. Class B (non-vtg.)	500,000	8,858,720
Groupe Aeroplan, Inc.	800,000	11,556,380
Quebecor, Inc. Class B (sub. vtg.)	1,000,000	24,026,957
Thomson Reuters Corp. (e)	550,000	17,754,066
Yellow Pages Income Fund (e)	900,000	7,937,686
		70,133,809
Textiles, Apparel & Luxury Goods - 1.1%
Gildan Activewear, Inc. (a)	2,200,000	55,953,509
TOTAL CONSUMER DISCRETIONARY		149,808,801
CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 2.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,400,000	15,314,743
Metro, Inc. Class A (sub. vtg.)	400,000	9,614,690
Shoppers Drug Mart Corp.	1,700,000	90,259,315
		115,188,748
Food Products - 1.1%
Viterra, Inc. (a)	3,229,300	38,164,311
Viterra, Inc. (a)(f)	1,673,500	19,777,653
		57,941,964
TOTAL CONSUMER STAPLES		173,130,712
ENERGY - 26.1%
Energy Equipment & Services - 0.4%
Flint Energy Services Ltd. (a)	900,000	16,991,747
Precision Drilling Trust	313,300	7,013,563
		24,005,310
Oil, Gas & Consumable Fuels - 25.7%
Birchcliff Energy Ltd. (a)	1,050,000	12,870,538
Cameco Corp.	2,200,000	78,558,383
Canadian Natural Resources Ltd.	2,050,000	160,199,736
Canadian Oil Sands Trust	2,600,000	130,628,510
Duvernay Oil Corp. (a)	450,000	36,172,291
EnCana Corp.	3,550,000	256,233,823
Husky Energy, Inc.	900,000	39,855,448
Keyera Facilities Income Fund	2,200,000	47,917,175
Niko Resources Ltd.	650,000	53,677,296
Niko Resources Ltd. (f)	20,000	1,651,609
Petro-Canada	650,000	30,003,418
Suncor Energy, Inc.	4,000,000	217,453,729

	Shares	Value
Talisman Energy, Inc.	2,200,000	$ 39,343,654
TransCanada Corp.	6,300,000	244,283,831
		1,348,849,441
TOTAL ENERGY		1,372,854,751
FINANCIALS - 20.7%
Capital Markets - 0.3%
CI Financial Income Fund (e)	675,000	14,339,259
Commercial Banks - 12.0%
Bank of Montreal (e)	1,909,300	89,399,660
Canadian Imperial Bank of Commerce (e)	1,400,000	84,750,696
Royal Bank of Canada	4,050,000	186,904,820
Toronto-Dominion Bank	4,400,000	267,691,556
		628,746,732
Diversified Financial Services - 0.6%
Onex Corp. (sub. vtg.)	400,000	10,900,034
TMX Group, Inc.	575,000	22,014,944
		32,914,978
Insurance - 6.5%
ING Canada, Inc.	525,000	20,710,797
Manulife Financial Corp.	6,500,000	239,468,672
Power Corp. of Canada (sub. vtg.)	1,850,000	56,429,653
Sun Life Financial, Inc.	600,000	23,323,729
		339,932,851
Real Estate Management & Development - 1.3%
Brookfield Asset Management, Inc. Class A (e)	1,500,000	50,544,513
Brookfield Properties Corp.	1,000,000	18,880,002
		69,424,515
TOTAL FINANCIALS		1,085,358,335
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Noveko International, Inc. (a)	2,500,000	7,447,380
INDUSTRIALS - 8.8%
Aerospace & Defense - 3.2%
Bombardier, Inc. Class B (sub. vtg.)	21,800,000	156,284,612
CAE, Inc.	1,000,000	10,802,364
		167,086,976
Commercial Services & Supplies - 0.3%
Garda World Security Corp. (a)	1,250,000	15,480,783
Construction & Engineering - 3.2%
SNC-Lavalin Group, Inc.	3,100,000	168,617,473
Road & Rail - 1.4%
Canadian National Railway Co.	650,000	34,276,017
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Canadian Pacific Railway Ltd.	550,000	$ 34,541,193
TransForce, Inc.	725,000	5,664,892
		74,482,102
Trading Companies & Distributors - 0.7%
Finning International, Inc.	1,400,000	37,398,056
TOTAL INDUSTRIALS		463,065,390
INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 5.0%
Nortel Networks Corp. (a)	24,041	184,326
Research In Motion Ltd. (a)	2,150,000	264,063,006
		264,247,332
Internet Software & Services - 1.1%
Google, Inc. Class A (sub. vtg.) (a)	70,000	33,162,500
Open Text Corp. (a)(e)	750,000	23,367,681
		56,530,181
IT Services - 1.6%
CGI Group, Inc. Class A (sub. vtg.) (a)	7,650,000	81,442,594
Software - 0.2%
MacDonald Dettwiler & Associates Ltd. (a)	400,000	12,595,595
TOTAL INFORMATION TECHNOLOGY		414,815,702
MATERIALS - 15.4%
Chemicals - 6.2%
Agrium, Inc.	560,000	49,215,022
Monsanto Co.	250,000	29,777,500
Potash Corp. of Saskatchewan, Inc.	1,200,000	245,124,001
		324,116,523
Metals & Mining - 9.2%
B2Gold Corp. (f)	3,597,200	2,740,456
Barrick Gold Corp.	3,200,000	135,519,852
Eldorado Gold Corp. (a)	300,000	2,449,578
Fording Canadian Coal Trust	1,100,000	97,241,783
Goldcorp, Inc.	3,150,000	117,373,150
Harry Winston Diamond Corp.	400,000	8,497,338
Kinross Gold Corp.	1,150,000	20,970,357
Orezone Resources, Inc. Class A (a)	10,000,000	8,888,021
Shore Gold, Inc. (a)	3,100,000	4,844,460
Teck Cominco Ltd. Class B (sub. vtg.)	400,000	18,373,785
Yamana Gold, Inc.	5,600,000	69,244,518
		486,143,298
TOTAL MATERIALS		810,259,821
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 2.3%
BCE, Inc.	3,150,000	119,803,682

	Shares	Value
Wireless Telecommunication Services - 2.1%
American Tower Corp. Class A (a)	275,000	$ 11,522,500
Rogers Communications, Inc. Class B (non-vtg.)	2,900,000	97,974,313
		109,496,813
TOTAL TELECOMMUNICATION SERVICES		229,300,495
TOTAL COMMON STOCKS (Cost $3,555,144,588)		4,706,041,387
Government Obligations - 4.2%
Principal Amount (d)
Canadian Government Treasury Bills 2.2485% to 2.8485% 8/7/08 to 11/13/08 (Cost $219,748,995)	CAD	$ 224,450,000	218,485,498
Money Market Funds - 10.7%
	Shares
Fidelity Cash Central Fund, 2.35% (b)	393,005,838	393,005,838
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	169,944,010	169,944,010
TOTAL MONEY MARKET FUNDS (Cost $562,949,848)		562,949,848
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $4,337,843,431)		5,487,476,733
NET OTHER ASSETS - (4.5)%		(236,199,892)
NET ASSETS - 100%		$ 5,251,276,841
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 24,169,718 or 0.5% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,376,909
Fidelity Securities Lending Cash Central Fund	5,195,104
Total	$ 11,572,013
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $4,356,419,079. Net unrealized appreciation aggregated $1,131,057,654, of which $1,317,615,864 related to appreciated investment securities and $186,558,210 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® China Region Fund

July 31, 2008

1.804836.104

HKC-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value
CONSUMER DISCRETIONARY - 5.0%
Distributors - 1.2%
Li & Fung Ltd.	4,334,600	$ 14,806,846
Diversified Consumer Services - 0.8%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	153,800	10,766,000
Media - 0.7%
Focus Media Holding Ltd. ADR (a)(d)	159,800	4,747,658
Television Broadcasts Ltd.	655,000	3,677,323
		8,424,981
Specialty Retail - 2.0%
Esprit Holdings Ltd.	1,317,700	14,162,370
GOME Electrical Appliances Holdings Ltd.	27,279,000	11,503,783
		25,666,153
Textiles, Apparel & Luxury Goods - 0.3%
Ports Design Ltd.	1,370,500	3,706,618
TOTAL CONSUMER DISCRETIONARY		63,370,598
CONSUMER STAPLES - 1.5%
Beverages - 1.2%
Yantai Changyu Pioneer Wine Co. (B Shares)	2,416,363	14,712,013
Food Products - 0.3%
China Mengniu Dairy Co. Ltd.	1,388,000	4,109,772
TOTAL CONSUMER STAPLES		18,821,785
ENERGY - 12.0%
Energy Equipment & Services - 0.8%
China Oilfield Services Ltd. (H Shares)	7,198,000	10,776,333
Oil, Gas & Consumable Fuels - 11.2%
China Coal Energy Co. Ltd. (H Shares)	3,875,000	7,003,371
China Petroleum & Chemical Corp. (H Shares)	21,604,000	22,561,090
China Shenhua Energy Co. Ltd. (H Shares)	5,206,500	19,487,003
CNOOC Ltd.	26,848,000	39,610,234
PetroChina Co. Ltd. (H Shares)	27,170,000	36,175,479
PT Bumi Resources Tbk	12,600,000	9,348,696
Yanzhou Coal Mining Co. Ltd. (H Shares)	4,340,000	7,943,909
		142,129,782
TOTAL ENERGY		152,906,115
FINANCIALS - 26.4%
Commercial Banks - 14.5%
Bank of East Asia Ltd.	4,822,000	23,486,977
BOC Hong Kong Holdings Ltd.	6,393,500	16,242,716

	Shares	Value
China Construction Bank Corp. (H Shares)	38,472,000	$ 33,927,317
Hang Seng Bank Ltd.	2,799,200	55,183,162
Industrial & Commercial Bank of China	63,591,000	48,091,020
Wing Hang Bank Ltd.	546,000	7,341,494
		184,272,686
Diversified Financial Services - 1.1%
Hong Kong Exchanges & Clearing Ltd.	920,600	13,723,567
Insurance - 4.6%
Cathay Financial Holding Co. Ltd.	7,205,100	13,878,807
China Life Insurance Co. Ltd. (H Shares)	8,906,000	33,540,194
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	1,660,500	11,610,474
		59,029,475
Real Estate Management & Development - 6.2%
Cathay Real Estate Development Co. Ltd.	27,235,000	13,018,194
Cheung Kong Holdings Ltd.	1,626,000	22,967,750
Hang Lung Properties Ltd.	2,115,000	6,736,791
Hopewell Holdings Ltd.	846,000	3,057,988
Hung Poo Real Estate Development Co. Ltd.	6,119,000	7,260,799
Sinyi Realty, Inc.	4,629,066	10,761,880
Sun Hung Kai Properties Ltd.	1,006,000	15,086,905
		78,890,307
TOTAL FINANCIALS		335,916,035
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.5%
Mindray Medical International Ltd. sponsored ADR	154,600	6,176,270
INDUSTRIALS - 2.9%
Electrical Equipment - 0.1%
BYD Co. Ltd. (H Shares)	577,300	588,281
Industrial Conglomerates - 2.8%
Hutchison Whampoa Ltd.	3,810,000	35,870,142
TOTAL INDUSTRIALS		36,458,423
INFORMATION TECHNOLOGY - 16.2%
Electronic Equipment & Instruments - 2.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,998,543	28,988,438
Internet Software & Services - 6.9%
Baidu.com, Inc. sponsored ADR (a)	90,400	31,382,360
Tencent Holdings Ltd.	6,312,000	56,270,457
		87,652,817
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 7.0%
ASM Pacific Technology Ltd.	262,600	$ 1,893,362
Taiwan Semiconductor Manufacturing Co. Ltd.	48,134,443	86,959,429
		88,852,791
TOTAL INFORMATION TECHNOLOGY		205,494,046
MATERIALS - 10.6%
Chemicals - 5.7%
Incitec Pivot Ltd.	363,081	56,070,817
Taiwan Fertilizer Co. Ltd.	4,392,000	15,824,237
		71,895,054
Construction Materials - 2.5%
Anhui Conch Cement Co. Ltd. (H Shares) (a)	5,444,000	32,133,947
Metals & Mining - 2.1%
China Steel Corp.	14,586,921	20,777,866
Tung Ho Steel Enterprise Corp.	3,441,000	5,382,287
		26,160,153
Paper & Forest Products - 0.3%
Sino-Forest Corp. (a)	260,200	4,142,462
TOTAL MATERIALS		134,331,616
TELECOMMUNICATION SERVICES - 13.2%
Diversified Telecommunication Services - 5.1%
Chunghwa Telecom Co. Ltd.	23,972,000	60,675,310
Chunghwa Telecom Co. Ltd. ADR	186,036	4,686,247
		65,361,557
Wireless Telecommunication Services - 8.1%
China Mobile (Hong Kong) Ltd.	7,127,500	95,224,625
China Unicom Ltd.	3,516,000	7,215,534
		102,440,159
TOTAL TELECOMMUNICATION SERVICES		167,801,716

	Shares	Value
UTILITIES - 4.7%
Electric Utilities - 4.4%
CLP Holdings Ltd.	4,814,000	$ 39,553,092
Hong Kong Electric Holdings Ltd.	2,856,500	16,622,885
		56,175,977
Gas Utilities - 0.3%
Xinao Gas Holdings Ltd.	2,504,000	4,204,573
TOTAL UTILITIES		60,380,550
TOTAL COMMON STOCKS (Cost $1,137,093,105)		1,181,657,154
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 2.35% (b)	61,202,717	61,202,717
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	4,606,659	4,606,659
TOTAL MONEY MARKET FUNDS (Cost $65,809,376)		65,809,376
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $1,202,902,481)		1,247,466,530
NET OTHER ASSETS - 1.8%		22,783,940
NET ASSETS - 100%		$ 1,270,250,470
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,438,716
Fidelity Securities Lending Cash Central Fund	243,401
Total	$ 1,682,117
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,204,414,759. Net unrealized appreciation aggregated $43,051,771, of which $140,856,290 related to appreciated investment securities and $97,804,519 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor China Region Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
China Region Fund

1.861466.100

AHKC-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value
CONSUMER DISCRETIONARY - 5.0%
Distributors - 1.2%
Li & Fung Ltd.	4,334,600	$ 14,806,846
Diversified Consumer Services - 0.8%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	153,800	10,766,000
Media - 0.7%
Focus Media Holding Ltd. ADR (a)(d)	159,800	4,747,658
Television Broadcasts Ltd.	655,000	3,677,323
		8,424,981
Specialty Retail - 2.0%
Esprit Holdings Ltd.	1,317,700	14,162,370
GOME Electrical Appliances Holdings Ltd.	27,279,000	11,503,783
		25,666,153
Textiles, Apparel & Luxury Goods - 0.3%
Ports Design Ltd.	1,370,500	3,706,618
TOTAL CONSUMER DISCRETIONARY		63,370,598
CONSUMER STAPLES - 1.5%
Beverages - 1.2%
Yantai Changyu Pioneer Wine Co. (B Shares)	2,416,363	14,712,013
Food Products - 0.3%
China Mengniu Dairy Co. Ltd.	1,388,000	4,109,772
TOTAL CONSUMER STAPLES		18,821,785
ENERGY - 12.0%
Energy Equipment & Services - 0.8%
China Oilfield Services Ltd. (H Shares)	7,198,000	10,776,333
Oil, Gas & Consumable Fuels - 11.2%
China Coal Energy Co. Ltd. (H Shares)	3,875,000	7,003,371
China Petroleum & Chemical Corp. (H Shares)	21,604,000	22,561,090
China Shenhua Energy Co. Ltd. (H Shares)	5,206,500	19,487,003
CNOOC Ltd.	26,848,000	39,610,234
PetroChina Co. Ltd. (H Shares)	27,170,000	36,175,479
PT Bumi Resources Tbk	12,600,000	9,348,696
Yanzhou Coal Mining Co. Ltd. (H Shares)	4,340,000	7,943,909
		142,129,782
TOTAL ENERGY		152,906,115
FINANCIALS - 26.4%
Commercial Banks - 14.5%
Bank of East Asia Ltd.	4,822,000	23,486,977
BOC Hong Kong Holdings Ltd.	6,393,500	16,242,716

	Shares	Value
China Construction Bank Corp. (H Shares)	38,472,000	$ 33,927,317
Hang Seng Bank Ltd.	2,799,200	55,183,162
Industrial & Commercial Bank of China	63,591,000	48,091,020
Wing Hang Bank Ltd.	546,000	7,341,494
		184,272,686
Diversified Financial Services - 1.1%
Hong Kong Exchanges & Clearing Ltd.	920,600	13,723,567
Insurance - 4.6%
Cathay Financial Holding Co. Ltd.	7,205,100	13,878,807
China Life Insurance Co. Ltd. (H Shares)	8,906,000	33,540,194
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	1,660,500	11,610,474
		59,029,475
Real Estate Management & Development - 6.2%
Cathay Real Estate Development Co. Ltd.	27,235,000	13,018,194
Cheung Kong Holdings Ltd.	1,626,000	22,967,750
Hang Lung Properties Ltd.	2,115,000	6,736,791
Hopewell Holdings Ltd.	846,000	3,057,988
Hung Poo Real Estate Development Co. Ltd.	6,119,000	7,260,799
Sinyi Realty, Inc.	4,629,066	10,761,880
Sun Hung Kai Properties Ltd.	1,006,000	15,086,905
		78,890,307
TOTAL FINANCIALS		335,916,035
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.5%
Mindray Medical International Ltd. sponsored ADR	154,600	6,176,270
INDUSTRIALS - 2.9%
Electrical Equipment - 0.1%
BYD Co. Ltd. (H Shares)	577,300	588,281
Industrial Conglomerates - 2.8%
Hutchison Whampoa Ltd.	3,810,000	35,870,142
TOTAL INDUSTRIALS		36,458,423
INFORMATION TECHNOLOGY - 16.2%
Electronic Equipment & Instruments - 2.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,998,543	28,988,438
Internet Software & Services - 6.9%
Baidu.com, Inc. sponsored ADR (a)	90,400	31,382,360
Tencent Holdings Ltd.	6,312,000	56,270,457
		87,652,817
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 7.0%
ASM Pacific Technology Ltd.	262,600	$ 1,893,362
Taiwan Semiconductor Manufacturing Co. Ltd.	48,134,443	86,959,429
		88,852,791
TOTAL INFORMATION TECHNOLOGY		205,494,046
MATERIALS - 10.6%
Chemicals - 5.7%
Incitec Pivot Ltd.	363,081	56,070,817
Taiwan Fertilizer Co. Ltd.	4,392,000	15,824,237
		71,895,054
Construction Materials - 2.5%
Anhui Conch Cement Co. Ltd. (H Shares) (a)	5,444,000	32,133,947
Metals & Mining - 2.1%
China Steel Corp.	14,586,921	20,777,866
Tung Ho Steel Enterprise Corp.	3,441,000	5,382,287
		26,160,153
Paper & Forest Products - 0.3%
Sino-Forest Corp. (a)	260,200	4,142,462
TOTAL MATERIALS		134,331,616
TELECOMMUNICATION SERVICES - 13.2%
Diversified Telecommunication Services - 5.1%
Chunghwa Telecom Co. Ltd.	23,972,000	60,675,310
Chunghwa Telecom Co. Ltd. ADR	186,036	4,686,247
		65,361,557
Wireless Telecommunication Services - 8.1%
China Mobile (Hong Kong) Ltd.	7,127,500	95,224,625
China Unicom Ltd.	3,516,000	7,215,534
		102,440,159
TOTAL TELECOMMUNICATION SERVICES		167,801,716

	Shares	Value
UTILITIES - 4.7%
Electric Utilities - 4.4%
CLP Holdings Ltd.	4,814,000	$ 39,553,092
Hong Kong Electric Holdings Ltd.	2,856,500	16,622,885
		56,175,977
Gas Utilities - 0.3%
Xinao Gas Holdings Ltd.	2,504,000	4,204,573
TOTAL UTILITIES		60,380,550
TOTAL COMMON STOCKS (Cost $1,137,093,105)		1,181,657,154
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 2.35% (b)	61,202,717	61,202,717
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	4,606,659	4,606,659
TOTAL MONEY MARKET FUNDS (Cost $65,809,376)		65,809,376
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $1,202,902,481)		1,247,466,530
NET OTHER ASSETS - 1.8%		22,783,940
NET ASSETS - 100%		$ 1,270,250,470
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,438,716
Fidelity Securities Lending Cash Central Fund	243,401
Total	$ 1,682,117
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,204,414,759. Net unrealized appreciation aggregated $43,051,771, of which $140,856,290 related to appreciated investment securities and $97,804,519 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

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Quarterly Report

Quarterly Holdings Report
for
Fidelity® Diversified International Fund

July 31, 2008

1.804871.104

DIF-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
Australia - 3.4%
AMP Ltd.	6,000,000	$ 37,063,344
Babcock & Brown Ltd. (d)	4,339,790	26,807,855
BHP Billiton Ltd. sponsored ADR (d)	6,600,492	492,792,733
Brambles Ltd.	16,000,000	124,297,800
Brambles Ltd.	6,180,796	47,857,001
Cochlear Ltd.	800,000	33,296,744
Commonwealth Bank of Australia	2,000,000	74,861,175
Computershare Ltd.	14,000,000	115,352,125
CSL Ltd.	15,200,000	495,232,567
QBE Insurance Group Ltd.	9,000,000	191,446,861
TOTAL AUSTRALIA		1,639,008,205
Belgium - 0.8%
Fortis (Belgium)	6,000,000	84,271,288
Fortis (Netherlands)	3,210,000	44,876,840
InBev SA	3,200,000	214,467,642
Nyrstar SA/NV	2,500,000	31,476,978
TOTAL BELGIUM		375,092,748
Bermuda - 0.3%
Bunge Ltd.	500,000	49,460,000
Clear Media Ltd. (a)	22,325,000	14,594,122
Covidien Ltd.	1,550,000	76,322,000
Seadrill Ltd.	500,000	14,929,716
TOTAL BERMUDA		155,305,838
Brazil - 1.6%
Banco do Brasil SA	2,000,000	32,315,749
Bolsa de Mercadorias & Futuros - BM&F SA	3,400,000	29,987,227
Bovespa Holding SA	1,320,000	16,514,753
Cosan SA Industria e Comercio	3,174,893	61,843,298
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	900,000	41,256,000
sponsored ADR	2,800,000	156,548,000
Uniao de Bancos Brasileiros SA (Unibanco) GDR	2,700,000	355,401,000
Vivo Participacoes SA (PN) sponsored ADR	11,000,000	62,590,000
TOTAL BRAZIL		756,456,027
Canada - 8.2%
Bombardier, Inc. Class B (sub. vtg.)	18,000,000	129,042,340
Brookfield Asset Management, Inc. Class A	3,350,000	112,882,746
Canadian Natural Resources Ltd.	7,000,000	547,023,490
Canadian Pacific Railway Ltd.	2,600,000	163,285,638
EnCana Corp.	7,396,500	533,868,584
Flint Energy Services Ltd. (a)(e)	3,500,000	66,079,015
Nexen, Inc.	200,000	6,291,937
Niko Resources Ltd. (e)	4,250,000	350,966,938
OPTI Canada, Inc. (a)	2,900,000	55,062,753
OZ Optics Ltd. unit (g)	102,000	1,231,650

	Shares	Value
Petrobank Energy & Resources Ltd. (a)	4,100,000	$ 164,985,105
Potash Corp. of Saskatchewan, Inc.	1,700,000	347,259,001
Power Corp. of Canada (sub. vtg.)	3,800,000	115,909,557
Research In Motion Ltd. (a)	2,000,000	245,640,006
Rogers Communications, Inc. Class B (non-vtg.)	2,250,000	76,014,553
Shoppers Drug Mart Corp.	1,200,000	63,712,458
Silver Wheaton Corp. (a)	9,071,000	116,505,006
SNC-Lavalin Group, Inc.	4,150,000	225,729,843
Suncor Energy, Inc.	5,700,000	309,871,563
Talisman Energy, Inc.	3,000,000	53,650,437
Trican Well Service Ltd. (e)	7,000,000	153,831,128
Ultra Petroleum Corp. (a)	800,000	57,104,000
Westernzagros Resources Ltd. (a)	7,000,000	18,801,582
Yamana Gold, Inc.	1,478,900	18,286,735
TOTAL CANADA		3,933,036,065
Cayman Islands - 0.0%
China Medical Technologies, Inc. sponsored ADR	300,000	14,376,000
China - 0.3%
China Coal Energy Co. Ltd. (H Shares)	20,000,000	36,146,431
China Shenhua Energy Co. Ltd. (H Shares)	10,000,000	37,428,220
Focus Media Holding Ltd. ADR (a)(d)	2,300,000	68,333,000
Global Bio-Chem Technology Group Co. Ltd.	39,999,600	15,124,951
TOTAL CHINA		157,032,602
Czech Republic - 0.2%
Ceske Energeticke Zavody AS	900,000	74,836,399
Denmark - 0.5%
Carlsberg AS Series B	1,582,725	128,453,974
Novo Nordisk AS Series B	42,700	2,707,422
Novozymes AS Series B	1,400,000	131,518,836
TOTAL DENMARK		262,680,232
Finland - 0.9%
Nokia Corp.	65,800	1,795,785
Nokia Corp. sponsored ADR	15,800,000	431,656,000
TOTAL FINLAND		433,451,785
France - 7.1%
Alstom SA	2,312,600	258,858,842
AXA SA sponsored ADR	9,700,000	285,083,000
bioMerieux SA	300,000	33,431,575
BNP Paribas SA	1,931,300	190,385,856
Bouygues SA	2,950,000	190,704,970
Cap Gemini SA	6,900,000	440,493,118
CNP Assurances	700,000	78,062,555
Compagnie Generale de Geophysique SA (a)	759,173	29,673,189
Dassault Aviation SA	36,265	29,988,097
Common Stocks - continued
	Shares	Value
France - continued
Electricite de France	869,000	$ 75,506,504
Essilor International SA	2,700,000	133,331,389
Financiere Marc de Lacharriere SA (Fimalac) (d)	1,400,000	96,680,111
GDF Suez	2,813,636	176,155,337
Groupe Danone	2,949,550	218,761,778
Ipsen SA	500,000	26,701,172
L'Air Liquide SA	25,150	3,290,322
LVMH Moet Hennessy - Louis Vuitton	1,200,000	131,970,183
Neopost SA	800,000	79,518,109
Nexans SA	500,406	59,396,118
Pernod Ricard SA	3,050,000	265,417,211
Pinault Printemps-Redoute SA	250,000	27,120,289
Renault SA	1,870,200	155,243,608
Societe Generale Series A	1,500,000	138,804,185
Total SA Series B	1,000,000	76,566,576
Vallourec SA	6,700	1,994,920
VINCI SA (d)	3,300,000	186,575,861
TOTAL FRANCE		3,389,714,875
Germany - 11.1%
Adidas-Salomon AG	3,200,800	195,942,954
Allianz AG:
(Reg.)	15,500	2,628,206
sponsored ADR (d)	24,750,000	421,245,000
BASF AG	800,000	50,636,554
Bayer AG	8,043,810	692,233,340
Bayerische Motoren Werke AG (BMW)	900,000	40,419,932
Continental AG	1,600,000	179,826,982
Deutsche Boerse AG	900,000	102,457,802
E.ON AG	5,932,780	1,130,576,807
Fresenius AG	2,470,300	215,067,934
GEA Group AG	4,500,000	148,058,612
GFK AG	1,600,000	58,885,626
K&S AG	2,198,000	270,285,553
Linde AG	3,021,686	417,808,897
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	1,300,000	215,786,213
Q-Cells AG (a)(d)	1,200,000	116,258,359
RWE AG	2,639,500	315,832,987
Siemens AG sponsored ADR	5,550,000	673,659,000
SolarWorld AG	950,000	44,278,583
TOTAL GERMANY		5,291,889,341
Greece - 0.1%
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	1,300,000	32,500,000
Public Power Corp. of Greece	819,655	25,331,722
TOTAL GREECE		57,831,722

	Shares	Value
Hong Kong - 1.1%
China Mobile (Hong Kong) Ltd. sponsored ADR	3,800,000	$ 254,030,000
Esprit Holdings Ltd.	11,000,000	118,225,749
Hutchison Whampoa Ltd.	5,000,000	47,073,677
Sun Hung Kai Properties Ltd.	5,500,000	82,483,080
TOTAL HONG KONG		501,812,506
India - 2.3%
Bharti Airtel Ltd. (a)	1,700,000	31,960,408
Infosys Technologies Ltd.	6,000,000	223,632,702
Infosys Technologies Ltd. sponsored ADR	3,260,000	128,411,400
Reliance Industries Ltd.	6,900,000	358,533,309
Satyam Computer Services Ltd.	23,000,000	206,403,660
State Bank of India	4,000,000	134,374,120
Union Bank of India	1,500,000	4,667,968
TOTAL INDIA		1,087,983,567
Indonesia - 0.5%
PT Bumi Resources Tbk	120,000,000	89,035,200
PT Indosat Tbk sponsored ADR	3,400,000	122,570,000
PT Perusahaan Gas Negara Tbk Series B	24,000,000	32,184,576
TOTAL INDONESIA		243,789,776
Ireland - 0.7%
CRH PLC	4,500,000	117,378,320
IAWS Group PLC (Ireland)	4,000,000	92,315,746
Ryanair Holdings PLC sponsored ADR (a)(d)	5,075,000	123,576,250
TOTAL IRELAND		333,270,316
Italy - 2.4%
A2A SpA	15,200,000	54,758,729
Fiat SpA	21,951,900	377,668,685
Impregilo SpA (a)	8,000,000	39,492,615
Intesa Sanpaolo SpA	50,000,000	280,818,884
Prysmian SpA	2,000,000	49,327,930
UniCredit SpA	60,412,200	359,679,151
TOTAL ITALY		1,161,745,994
Japan - 9.8%
Asahi Glass Co. Ltd.	4,000,000	44,193,686
Canon, Inc. sponsored ADR (d)	9,300,000	424,359,000
Daiwa Securities Group, Inc.	7,000,000	60,675,746
Fanuc Ltd.	1,700,000	134,993,960
Hoya Corp.	1,399,500	28,926,547
Ibiden Co. Ltd.	1,200,000	35,814,257
Japan Tobacco, Inc.	70,000	326,265,966
JSR Corp.	4,000,000	71,925,112
Keyence Corp.	920,000	201,668,375
Konica Minolta Holdings, Inc.	6,000,000	98,519,707
Kubota Corp.	8,000,000	50,821,193
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Corp.	10,300,000	$ 300,127,345
Mitsubishi Estate Co. Ltd.	4,000,000	96,332,607
Mitsubishi UFJ Financial Group, Inc.	14,000,000	123,618,050
Mitsui & Co. Ltd.	18,000,000	369,274,874
Mitsui Fudosan Co. Ltd.	2,500,000	56,557,622
Mizuho Financial Group, Inc.	11,100	53,146,669
Mori Seiki Co. Ltd.	2,000,000	29,474,466
NGK Insulators Ltd.	3,000,000	43,644,982
Nikon Corp.	4,300,000	124,927,163
Nintendo Co. Ltd.	420,000	194,040,008
Nippon Electric Glass Co. Ltd.	2,000,000	29,530,078
Nomura Holdings, Inc.	10,120,000	146,037,727
ORIX Corp.	1,790,000	275,078,332
Sony Corp.	3,000,000	113,440,174
Sony Financial Holdings, Inc.	38,379	145,135,162
Sumitomo Metal Industries Ltd.	10,000,000	48,105,611
Sumitomo Mitsui Financial Group, Inc.	42,150	327,014,349
Sumitomo Trust & Banking Co. Ltd.	15,500,000	106,724,271
Tokai Carbon Co. Ltd.	6,000,000	71,220,930
Tokuyama Corp.	6,000,000	37,983,133
Toyota Motor Corp. sponsored ADR (d)	5,899,957	507,691,300
TOTAL JAPAN		4,677,268,402
Korea (South) - 1.8%
Amorepacific Corp.	139,531	88,077,423
LG Household & Health Care Ltd.	519,530	101,253,197
NHN Corp. (a)	1,100,000	180,638,582
POSCO sponsored ADR (d)	400,000	53,060,000
Samsung Electronics Co. Ltd.	465,000	257,213,507
Samsung Fire & Marine Insurance Co. Ltd.	200,000	39,453,054
Shinhan Financial Group Co. Ltd.	3,000,000	139,789,596
SK Energy Co. Ltd.	127,385	12,960,756
TOTAL KOREA (SOUTH)		872,446,115
Luxembourg - 1.0%
ArcelorMittal SA (NY Shares) Class A	3,950,000	345,309,000
SES SA FDR (France) unit	5,916,322	144,227,984
TOTAL LUXEMBOURG		489,536,984
Malaysia - 0.1%
DiGi.com Bhd	6,500,000	49,708,231
KNM Group Bhd	18,750,000	11,171,683
TOTAL MALAYSIA		60,879,914
Mexico - 0.7%
America Movil SAB de CV Series L sponsored ADR	4,700,000	237,303,000
Grupo Televisa SA de CV (CPO) sponsored ADR	3,700,000	83,213,000
TOTAL MEXICO		320,516,000

	Shares	Value
Netherlands - 1.3%
Fugro NV (Certificaten Van Aandelen) unit	1,000,000	$ 70,948,732
Heineken NV (Bearer)	2,900,000	134,743,582
ING Groep NV sponsored ADR	4,800,000	156,816,000
Koninklijke KPN NV	6,698,900	116,613,229
Koninklijke Philips Electronics NV (NY Shares)	3,847,903	128,058,212
OPG Groep NV (A Shares)(Certificaten Van Aandelen) unit	600,000	10,619,773
TOTAL NETHERLANDS		617,799,528
Netherlands Antilles - 0.7%
Schlumberger Ltd. (NY Shares)	3,240,200	329,204,320
Norway - 0.9%
Orkla ASA (A Shares)	4,472,494	56,647,248
Petroleum Geo-Services ASA	6,231,250	143,797,535
Pronova BioPharma ASA	12,999,500	44,945,707
Renewable Energy Corp. AS (a)	5,000,000	144,797,810
Telenor ASA	4,000,000	60,188,045
TOTAL NORWAY		450,376,345
Panama - 0.1%
McDermott International, Inc. (a)	1,000,000	47,670,000
Papua New Guinea - 0.2%
Lihir Gold Ltd. (a)	40,000,000	102,451,520
Russia - 0.6%
Lukoil Oil Co. sponsored ADR	350,000	28,945,000
OAO Gazprom sponsored:
ADR	5,100,000	242,250,000
ADR (Reg. S)	75,200	3,624,640
TOTAL RUSSIA		274,819,640
South Africa - 0.4%
Impala Platinum Holdings Ltd.	5,100,000	170,886,339
Spain - 3.7%
Actividades de Construccion y Servicios SA (ACS)	510,394	25,118,506
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	7,900,000	145,439,000
Banco Santander SA sponsored ADR	10,100,000	193,516,000
Enagas SA	5,000,649	128,970,978
Grifols SA	1,300,000	38,886,221
Inditex SA (d)	6,400,000	307,880,473
Red Electrica Corporacion SA	1,700,000	102,311,133
Repsol YPF SA	108,900	3,648,376
Telefonica SA	31,123,200	807,546,920
TOTAL SPAIN		1,753,317,607
Sweden - 0.4%
Assa Abloy AB (B Shares) (d)	3,999,800	54,539,228
Common Stocks - continued
	Shares	Value
Sweden - continued
Getinge AB (B Shares)	1,500,000	$ 34,745,870
Svenska Cellulosa AB (SCA) (B Shares)	8,999,600	101,827,211
TOTAL SWEDEN		191,112,309
Switzerland - 10.4%
ABB Ltd. (Reg.)	12,400,000	325,131,994
Actelion Ltd. (Reg.) (a)	4,427,950	241,070,153
Alcon, Inc.	1,650,000	284,509,500
Compagnie Financiere Richemont unit	2,900,000	173,303,380
Credit Suisse Group sponsored ADR (d)	1,500,000	74,820,000
Credit Suisse Group (Reg.)	51,115	2,553,052
EFG International	500,000	15,642,079
Julius Baer Holding AG	6,100,000	386,798,090
Kuehne & Nagel International AG	1,300,000	108,777,353
Lonza Group AG	20,220	2,931,204
Nestle SA (Reg.)	21,706,635	952,297,186
Novartis AG sponsored ADR	3,100,000	183,985,000
Roche Holding AG (participation certificate)	4,731,631	874,349,997
Schindler Holding AG (Reg.)	1,400,000	97,642,272
SGS Societe Generale de Surveillance Holding SA (Reg.)	206,619	290,570,386
Sonova Holding AG	2,500,000	181,725,134
Sulzer AG (Reg.)	1,117,370	133,966,303
Swiss Life Holding AG	393,358	101,149,467
Syngenta AG sponsored ADR	2,750,000	159,747,500
Tecan Group AG (e)	1,100,000	59,813,810
UBS AG (For. Reg.)	117,030	2,246,609
Zurich Financial Services AG (Reg.)	1,114,003	292,842,552
TOTAL SWITZERLAND		4,945,873,021
Taiwan - 0.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	30,000,000	144,977,394
United Kingdom - 15.1%
Aegis Group PLC	5,500,000	11,806,534
Anglo American PLC (United Kingdom)	4,646,400	265,625,516
BAE Systems PLC	11,293,800	100,218,884
Bellway PLC	2,450,000	23,010,608
BG Group PLC	11,115,900	251,227,385
BHP Billiton PLC	4,000,000	132,384,093
Bovis Homes Group PLC (d)(e)	6,750,000	44,422,958
British American Tobacco PLC	95,200	3,435,614
British American Tobacco PLC sponsored ADR	4,830,000	349,160,700
British Sky Broadcasting Group PLC (BSkyB)	2,500,000	22,407,858
Cadbury PLC	5,920,000	69,926,181
Capita Group PLC	24,346,451	330,359,862
easyJet PLC (a)(e)	30,500,000	199,937,047
European Capital Ltd. (e)	5,819,600	50,637,123
Experian PLC	11,000,000	85,074,391

	Shares	Value
GlaxoSmithKline PLC	6,000,000	$ 139,164,712
HBOS PLC	10,000,000	57,067,043
HSBC Holdings PLC:
(United Kingdom) (Reg.)	443,271	7,330,932
sponsored ADR (d)	5,250,000	433,177,500
Imperial Tobacco Group PLC	3,840,100	143,420,203
Informa PLC (e)	26,000,000	223,949,502
International Power PLC	22,833,600	185,825,979
Lloyds TSB Group PLC	12,000,000	69,975,334
Man Group PLC	21,000,000	253,666,825
Misys PLC	15,000,355	50,545,509
National Grid PLC	11,268,900	148,408,914
NEXT PLC	2,500,000	46,967,287
Pearson PLC	8,100,000	103,709,439
Persimmon PLC (d)	3,950,000	22,434,061
Prudential PLC	4,500,000	48,190,916
Reckitt Benckiser Group PLC	12,050,400	657,004,406
Redrow PLC (d)	4,650,000	11,972,323
Rio Tinto PLC sponsored ADR	1,000,000	417,600,000
Royal Bank of Scotland Group PLC	39,500,000	163,891,369
Royal Dutch Shell PLC:
Class A sponsored ADR	347,800	24,620,762
Class B	128,900	4,526,632
Class B ADR	500,000	35,080,000
Smith & Nephew PLC	5,440,500	58,098,086
SSL International PLC	1,500,000	12,432,263
Standard Chartered PLC (United Kingdom)	2,818,300	85,808,424
Tesco PLC	90,000,000	639,295,621
Vodafone Group PLC	1,408,300	3,772,677
Vodafone Group PLC sponsored ADR	29,000,000	778,070,000
William Morrison Supermarkets PLC	7,500,000	38,259,733
WPP Group PLC	11,000,000	104,420,002
Xstrata PLC	4,200,000	301,255,219
TOTAL UNITED KINGDOM		7,209,576,427
United States of America - 5.2%
Alcoa, Inc.	1,300,000	43,875,000
Allergan, Inc.	2,500,000	129,825,000
Anheuser-Busch Companies, Inc.	1,300,000	88,088,000
Baxter International, Inc.	800,000	54,888,000
BJ Services Co.	753,400	22,149,960
C.R. Bard, Inc.	900,000	83,556,000
Dr Pepper Snapple Group, Inc. (a)	1,500,000	31,005,000
Flowserve Corp.	1,900,000	253,346,000
Freeport-McMoRan Copper & Gold, Inc. Class B	500,000	48,375,000
Google, Inc. Class A (sub. vtg.) (a)	172,645	81,790,569
Henry Schein, Inc. (a)	1,050,000	56,238,000
Hess Corp.	1,500,000	152,100,000
National Oilwell Varco, Inc. (a)	1,150,000	90,424,500
Peabody Energy Corp.	1,609,700	108,896,205
Common Stocks - continued
	Shares	Value
United States of America - continued
Philip Morris International, Inc.	4,000,000	$ 206,600,000
Stryker Corp.	2,475,000	158,870,250
Synthes, Inc.	1,900,000	262,757,218
Titanium Metals Corp. (d)	4,081,500	45,957,690
Transocean, Inc. (a)	2,050,220	278,891,427
Valero Energy Corp.	5,100,000	170,391,000
Visa, Inc.	1,550,000	113,243,000
TOTAL UNITED STATES OF AMERICA		2,481,267,819
TOTAL COMMON STOCKS (Cost $37,006,383,275)		45,009,293,682
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
MetroPhotonics, Inc. Series 2 (a)(g)	198,000	2
Nonconvertible Preferred Stocks - 0.5%
Germany - 0.3%
Porsche Automobil Holding SE	701,520	105,139,141
Italy - 0.2%
Intesa Sanpaolo SpA	20,000,000	104,989,038
TOTAL NONCONVERTIBLE PREFERRED STOCKS		210,128,179
TOTAL PREFERRED STOCKS (Cost $210,077,975)		210,128,181
Investment Companies - 0.0%

United States of America - 0.0%
United States Natural Gas Fund LP ETF (a) (Cost $9,506,267)	250,000	10,600,000
Government Obligations - 0.0%
Principal Amount
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.85% to 1.9% 9/4/08 (f) (Cost $5,989,046)	$ 6,000,000	5,991,066
Money Market Funds - 6.3%
	Shares	Value
Fidelity Cash Central Fund, 2.35% (b)	2,418,466,056	$ 2,418,466,056
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	588,341,824	588,341,824
TOTAL MONEY MARKET FUNDS (Cost $3,006,807,880)		3,006,807,880
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $40,238,764,443)	48,242,820,809
NET OTHER ASSETS - (1.0)%	(476,652,504)
NET ASSETS - 100%	$ 47,766,168,305
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,395 CME Nikkei 225 Index Contracts (Japan)	Sept. 2008	$ 93,011,625	$ (6,938,882)
The face value of futures purchased as a percentage of net assets - 0.2%
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
320,992,251 EUR	August 2008	$ 499,902,586	(97,414)
254,977,154 GBP	August 2008	504,292,155	4,292,155
52,213,500,000 JPY	August 2008	484,769,975	(15,230,025)
		$ 1,488,964,716	$ (11,035,284)
(Payable Amount $1,500,000,000) The value of contracts to buy as a percentage of net assets - 3.1%
Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,991,066.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,231,652 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
MetroPhotonics, Inc. Series 2	9/29/00	$ 1,980,000
OZ Optics Ltd. unit	8/18/00	$ 1,505,520
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bovis Homes Group PLC	$ -	$ 74,312,193	$ -	$ 1,050,551	$ 44,422,958
easyJet PLC	124,061,753	187,348,237	-	-	199,937,047
European Capital Ltd.	69,643,666	-	-	3,891,709	50,637,123
Flint Energy Services Ltd.	64,419,614	19,408,647	-	-	66,079,015
Informa PLC	177,966,681	74,128,028	-	5,542,367	223,949,502
Niko Resources Ltd.	437,004,872	32,069,840	-	306,281	350,966,938
Tecan Group AG	73,599,240	-	-	889,931	59,813,810
Trican Well Service Ltd.	84,727,812	50,702,513	-	586,271	153,831,128
Total	$ 1,031,423,638	$ 437,969,458	$ -	$ 12,267,110	$ 1,149,637,521
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 66,893,242
Fidelity Securities Lending Cash Central Fund	39,263,046
Total	$ 106,156,288
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $41,816,406,798. Net unrealized appreciation aggregated $6,426,414,011, of which $9,906,414,232 related to appreciated investment securities and $3,480,000,221 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Emerging Markets Fund

July 31, 2008

1.804872.104

EMF-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 0.1%
Sino Gold Mining Ltd. (a)	675,724	$ 3,245,107
Austria - 1.0%
Erste Bank AG (d)	474,500	30,254,736
Raiffeisen International Bank Holding AG	197,100	24,423,226
TOTAL AUSTRIA		54,677,962
Bahrain - 0.4%
Gulf Finance House BSC:
(Reg. S) unit	77,000	2,964,500
GDR (e)	442,090	17,020,465
TOTAL BAHRAIN		19,984,965
Bermuda - 1.9%
Aquarius Platinum Ltd. (Australia)	2,007,300	20,432,781
C C Land Holdings Ltd.	10,998,000	6,526,961
Central European Media Enterprises Ltd. Class A (a)	256,500	21,353,625
Credicorp Ltd. (NY Shares)	212,300	15,712,323
FerroChina Ltd.	4,053,000	3,942,146
Pacific Basin Shipping Ltd.	10,351,000	14,700,713
Ports Design Ltd.	1,854,500	5,015,631
Samling Global Ltd.	27,953,000	3,475,493
West Siberian Resources Ltd. SDR (a)	9,304,000	10,068,187
TOTAL BERMUDA		101,227,860
Brazil - 14.7%
All America Latina Logistica SA unit	1,514,800	19,754,896
Anhanguera Educacional Participacoes SA unit	261,499	5,088,692
Banco Bradesco SA:
(PN)	3,165,600	66,918,738
(PN) sponsored ADR	582,000	12,355,860
Banco Daycoval SA (PN)	1,030,400	7,390,083
Banco do Brasil SA	1,562,000	25,238,600
Companhia de Saneamento de Minas Gerais	773,700	14,319,725
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	1,040,200	40,765,438
Companhia Vale do Rio Doce (PN-A) sponsored ADR	6,181,500	161,769,855
Gafisa SA:
warrants 12/30/49 (a)	266,000	4,553,920
sponsored ADR (d)	288,300	9,871,392
GVT Holding SA (a)	699,900	17,209,190
IronX Mineracao SA (a)	483,000	8,226,855
LLX Logistica SA	483,000	1,588,613
Localiza Rent a Car SA	1,651,400	19,405,901
MMX Mineracao e Metalicos SA (a)	483,000	5,382,776
MRV Engenharia e Participacoes SA	912,100	21,151,074
Multiplan Empreendimentos Imobiliarios SA	510,800	5,708,903

	Shares	Value
Net Servicos de Comunicacao SA sponsored ADR (d)	2,304,966	$ 28,950,373
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	4,464,400	101,730,612
(PN) sponsored ADR (non-vtg.)	2,597,200	119,055,648
sponsored ADR	334,900	18,724,259
SEB - Sistema Educacional Brasileiro SA unit (a)	127,800	1,697,688
SLC Agricola SA	1,000	17,307
Uniao de Bancos Brasileiros SA (Unibanco):
unit	1,579,300	20,767,523
GDR	216,100	28,445,243
TOTAL BRAZIL		766,089,164
British Virgin Islands - 0.1%
Thunderbird Resorts, Inc. (a)(e)	331,900	2,987,100
Titanium Resources Group Ltd. (a)	279,100	82,985
TOTAL BRITISH VIRGIN ISLANDS		3,070,085
Canada - 0.7%
Addax Petroleum, Inc.	152,600	5,960,320
Addax Petroleum, Inc. (e)	20,700	808,510
Eastern Platinum Ltd. (a)	4,100	7,568
First Quantum Minerals Ltd.	167,600	11,538,921
Ivanhoe Mines Ltd. (a)	520,000	5,871,173
JumpTV, Inc.	980,942	948,511
SouthGobi Energy Resources Ltd. (a)	514,000	9,538,507
TOTAL CANADA		34,673,510
Cayman Islands - 0.9%
Chaoda Modern Agriculture (Holdings) Ltd.	25,361,063	29,419,301
China Aoyuan Property Group Ltd.	596,000	136,746
Hidili Industry International Development Ltd.	2,183,000	3,273,828
NagaCorp Ltd.	7,800,000	1,919,606
Xinyuan Real Estate Co. Ltd. ADR (d)	1,022,800	5,737,908
Yingli Green Energy Holding Co. Ltd. ADR (a)(d)	321,900	5,427,234
Zhong An Real Estate Ltd.	4,558,000	1,641,712
TOTAL CAYMAN ISLANDS		47,556,335
China - 5.5%
Anhui Conch Cement Co. Ltd. (H Shares) (a)	2,430,000	14,343,404
China Coal Energy Co. Ltd. (H Shares)	17,293,700	31,255,277
China Communications Construction Co. Ltd. (H Shares)	11,738,000	22,147,170
China Construction Bank Corp. (H Shares)	91,440,000	80,638,228
China Merchants Bank Co. Ltd. (H Shares)	5,157,500	18,807,793
Digital China Holdings Ltd. (H Shares)	4,263,000	2,781,310
Golden Eagle Retail Group Ltd. (H Shares) (d)	5,854,000	4,974,880
Common Stocks - continued
	Shares	Value
China - continued
Industrial & Commercial Bank of China	84,367,000	$ 63,802,976
Parkson Retail Group Ltd.	6,362,500	8,807,809
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	4,238,000	29,632,755
Yantai Changyu Pioneer Wine Co. (B Shares)	1,408,650	8,576,558
TOTAL CHINA		285,768,160
Cyprus - 0.3%
Mirland Development Corp. PLC (a)	1,716,205	9,308,937
XXI Century Investments Public Ltd. (a)	468,000	7,826,912
TOTAL CYPRUS		17,135,849
Czech Republic - 1.6%
Ceske Energeticke Zavody AS	734,200	61,049,872
Komercni Banka AS	71,500	18,306,235
Philip Morris CR AS	14,000	4,672,896
TOTAL CZECH REPUBLIC		84,029,003
Egypt - 1.1%
Commercial International Bank Ltd. sponsored GDR	1,287,751	15,156,829
Eastern Tobacco Co.	151,245	8,946,342
Orascom Construction Industries SAE:
GDR	174,612	25,318,740
GDR (e)	16,120	2,337,400
Telecom Egypt SAE	1,501,400	4,270,925
TOTAL EGYPT		56,030,236
Georgia - 0.1%
Bank of Georgia unit (a)	225,200	4,154,940
Hong Kong - 5.3%
China Mobile (Hong Kong) Ltd.	12,072,400	161,289,339
China Overseas Land & Investment Ltd.	103,166	184,867
China Resources Power Holdings Co. Ltd.	6,887,500	15,431,899
CNOOC Ltd.	34,285,000	50,582,423
CNOOC Ltd. sponsored ADR (d)	98,000	14,443,240
CNPC (Hong Kong) Ltd.	43,276,000	18,582,675
REXCAPITAL Financial Holdings Ltd. (a)	69,720,000	5,808,808
Shanghai Industrial Holdings Ltd. (H Shares)	3,328,000	9,512,715
TOTAL HONG KONG		275,835,966
India - 5.0%
Axis Bank Ltd.	343,781	5,291,428
Axis Bank Ltd. GDR (Reg. S)	481,200	7,314,240
Bank of India	897,000	5,755,698
Bharti Airtel Ltd. (a)	1,143,812	21,503,940
Blue Star Ltd.	733,363	6,493,215
Educomp Solutions Ltd.	81,535	6,178,435
HCL Technologies Ltd.	1,943,082	9,163,475
Housing Development Finance Corp. Ltd.	661,602	35,465,517
Indiabulls Real Estate Ltd. GDR (a)(e)	719,116	4,833,804

	Shares	Value
Indian Overseas Bank	3,366,677	$ 6,776,662
Infosys Technologies Ltd. sponsored ADR	614,500	24,205,155
ITC Ltd.	1,500	6,596
JSW Steel Ltd.	919,203	15,938,679
LANCO Infratech Ltd.	1,362,983	10,072,346
Larsen & Toubro Ltd.	378,618	23,220,971
Reliance Industries Ltd.	680,883	35,379,599
Rolta India Ltd.	1,596,035	11,717,568
Sintex Industries Ltd.	1,483,223	10,995,824
Tata Power Co. Ltd.	721,362	19,657,532
TOTAL INDIA		259,970,684
Indonesia - 4.0%
Bayan Resources Group (f)	7,262,000	4,629,786
PT Astra Agro Lestari Tbk	4,324,000	10,408,940
PT Astra International Tbk	14,009,500	34,725,292
PT Bank CIMB Niaga Tbk	81,494,500	8,599,560
PT Bank Mandiri Persero Tbk	16,170,000	5,287,784
PT Bank Rakyat Indonesia Tbk	44,431,000	29,791,519
PT Bumi Resources Tbk	76,991,500	57,124,613
PT International Nickel Indonesia Tbk	35,985,500	18,195,420
PT Perusahaan Gas Negara Tbk Series B	23,103,800	30,982,750
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (a)	9,773,000	8,486,560
TOTAL INDONESIA		208,232,224
Ireland - 0.1%
Dragon Oil PLC (a)	1,064,000	6,171,628
Israel - 1.4%
Israel Chemicals Ltd.	3,854,600	71,951,069
Orpak Systems Ltd.	832,800	1,586,405
TOTAL ISRAEL		73,537,474
Kazakhstan - 0.7%
JSC Halyk Bank of Kazakhstan:
GDR (e)	333,200	4,298,280
unit	858,300	11,072,070
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	784,223	19,997,687
TOTAL KAZAKHSTAN		35,368,037
Korea (South) - 10.3%
CJ CheilJedang Corp. (a)	51,965	11,963,892
Daehan Steel Co. Ltd.	68,816	5,611,464
Daelim Industrial Co.	157,320	14,066,164
Doosan Co. Ltd. (a)	186,370	30,333,335
GS Engineering & Construction Corp.	203,100	20,113,747
Hanjin Heavy Industries & Consolidated Co. Ltd.	282,184	12,143,379
Hyundai Engineering & Construction Co. Ltd.	284,317	19,076,970
Hyundai Heavy Industries Co. Ltd.	54,351	16,544,684
Hyundai Steel Co.	228,820	15,531,522
Kookmin Bank	768,563	43,573,841
Korea Gas Corp.	219,697	16,609,844
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Kyeryong Construction Industrial Co. Ltd.	176,680	$ 4,106,593
LG Electronics, Inc.	209,028	21,350,768
LG Household & Health Care Ltd.	91,780	17,887,357
MegaStudy Co. Ltd.	105,399	26,398,968
Meritz Fire & Marine Insurance Co. Ltd.	2,122,780	20,737,174
NHN Corp. (a)	144,112	23,665,625
Samsung Electronics Co. Ltd.	251,526	139,130,934
Samsung Fire & Marine Insurance Co. Ltd.	10,620	2,094,957
Shinhan Financial Group Co. Ltd.	1,149,880	53,580,420
Taewoong Co. Ltd.	195,621	19,234,611
TOTAL KOREA (SOUTH)		533,756,249
Lebanon - 0.2%
Solidere GDR	333,800	12,043,504
Luxembourg - 1.7%
Evraz Group SA GDR	452,600	43,449,600
MHP SA:
GDR (a)(e)	584,500	9,468,900
GDR (Reg. S)	30,000	486,000
Tenaris SA sponsored ADR	578,700	34,866,675
TOTAL LUXEMBOURG		88,271,175
Malaysia - 1.4%
DiGi.com Bhd	1,791,100	13,697,294
Genting Bhd	7,817,300	14,165,255
IJM Corp. Bhd	2,748,000	4,641,892
KNM Group Bhd	32,098,500	19,125,028
Parkson Holdings Bhd	437,010	612,029
Public Bank Bhd	4,610,700	14,727,052
UEM World Bhd	4,886,900	4,427,627
TOTAL MALAYSIA		71,396,177
Mexico - 3.1%
America Movil SAB de CV Series L sponsored ADR	1,167,400	58,942,026
Banco Compartamos SA de CV	1,766,500	6,690,241
Desarrolladora Homex Sab de CV sponsored ADR (a)(d)	369,200	20,638,280
Grupo Financiero Banorte SA de CV Series O	7,827,500	33,886,665
Grupo Mexico SA de CV Series B	13,831,593	24,524,956
Urbi, Desarrollos Urbanos, SA de CV (a)	5,471,700	18,286,510
TOTAL MEXICO		162,968,678
Netherlands - 0.0%
A&D Pharma Holdings NV (Reg. S) unit	43,718	149,271
Nigeria - 0.2%
Guaranty Trust Bank PLC:
(Reg. S) unit	626,176	7,201,024
sponsored GDR (e)	480,868	5,529,982
TOTAL NIGERIA		12,731,006

	Shares	Value
Norway - 0.2%
Telenor ASA	659,800	$ 9,928,018
Oman - 0.3%
BankMuscat SAOG sponsored GDR	848,000	15,221,600
Panama - 0.1%
Intergroup Financial Services Corp.	54,000	1,106,460
Intergroup Financial Services Corp. (a)(e)	222,096	4,550,747
TOTAL PANAMA		5,657,207
Papua New Guinea - 0.1%
Oil Search Ltd.	1,228,297	6,627,466
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	471,600	12,690,756
Philippines - 0.7%
Ayala Corp.	812,160	5,417,461
GMA Networks, Inc. unit	7,992,000	1,156,559
International Container Terminal Services, Inc.	4,749,000	3,221,481
Megaworld Corp.	128,641,000	4,246,826
PNOC Energy Development Corp.	54,693,000	5,997,989
Robinsons Land Corp.	14,515,000	2,428,739
Security Bank Corp.	3,065,000	4,019,672
SM Investments Corp.	1,302,957	7,954,740
Vista Land & Lifescapes, Inc.	44,739,000	2,144,639
TOTAL PHILIPPINES		36,588,106
Poland - 0.9%
Globe Trade Centre SA (a)	404,400	5,755,872
Kopex SA (a)	319,603	3,403,194
Powszechna Kasa Oszczednosci Bank SA	1,360,800	34,610,018
Trakcja Polska SA	930,950	2,245,970
TOTAL POLAND		46,015,054
Romania - 0.0%
Banca Transilvania SA (a)	16,497,900	2,246,803
Russia - 13.4%
Bank St. Petersburg OJSC	2,635,369	14,494,530
Comstar United TeleSystems OJSC GDR (Reg. S)	1,466,415	12,904,452
JSC MMC 'Norilsk Nickel' sponsored ADR	813,712	17,616,865
LSR Group OJSC (a)	124,500	7,594,500
LSR Group OJSC GDR (Reg. S)	1,500	19,500
Lukoil Oil Co. sponsored ADR	663,259	54,851,519
Mechel Steel Group OAO sponsored ADR (d)	1,153,700	24,481,514
Mobile TeleSystems OJSC sponsored ADR	723,800	51,679,320
Novolipetsk Iron & Steel Corp.	52,400	2,331,800
Novorossiysk Commercial Sea Port JSC GDR (a)(e)	331,200	4,471,200
Common Stocks - continued
	Shares	Value
Russia - continued
OAO Gazprom sponsored ADR	4,712,206	$ 223,829,790
OAO Raspadskaya	1,580,000	11,139,000
OAO TatNeft unit	252,967	30,229,557
OAO TMK	1,488,800	11,910,400
OJSC Rosneft unit	4,291,700	45,706,605
Pharmstandard OJSC unit (a)	114,497	3,148,668
Rosinter Restaurants Holding (a)	64,000	2,880,000
Sberbank (Savings Bank of the Russian Federation) (a)	8,172,000	24,352,560
Sberbank (Savings Bank of the Russian Federation) GDR	131,100	45,740,745
Uralkali JSC (a)	2,099,300	23,407,195
Uralkali JSC GDR (Reg. S) unit (a)	264,500	15,605,500
Vimpel Communications sponsored ADR	1,987,900	50,154,717
VSMPO-Avisma Corp.	16,700	2,338,000
Wimm-Bill-Dann Foods OJSC sponsored ADR (d)	164,195	15,976,174
TOTAL RUSSIA		696,864,111
Singapore - 0.4%
Keppel Corp. Ltd.	1,116,800	8,706,368
Straits Asia Resources Ltd.	6,016,000	12,230,861
TOTAL SINGAPORE		20,937,229
Slovenia - 0.1%
Nova Kreditna banka Maribor d.d.	105,899	4,494,404
South Africa - 7.3%
African Bank Investments Ltd.	4,067,626	15,385,937
African Rainbow Minerals Ltd.	830,551	28,076,175
Aspen Pharmacare Holdings Ltd.	3,642,061	20,845,535
Aveng Ltd.	938,500	7,931,328
Bell Equipment Ltd.	605,005	3,067,763
Bidvest Group Ltd.	853	11,801
Blue Label Telecoms Ltd.	677,364	567,829
Exxaro Resources Ltd.	1,596,772	23,728,432
FirstRand Ltd.	9,422,756	21,475,050
Illovo Sugar Ltd.	2,427,594	7,693,412
Impala Platinum Holdings Ltd.	1,928,628	64,622,780
Kumba Iron Ore Ltd.	603,700	21,065,952
Mr. Price Group Ltd.	3,650,847	9,733,800
MTN Group Ltd.	3,683,500	63,664,874
Murray & Roberts Holdings Ltd.	2,680,600	35,077,061
Northam Platinum Ltd.	994,250	7,182,761
Raubex Group Ltd.	4,032,563	18,963,575
Sasol Ltd. sponsored ADR	545,000	28,852,300
TOTAL SOUTH AFRICA		377,946,365
Switzerland - 0.3%
Orascom Development Holding AG	150,334	16,425,847

	Shares	Value
Taiwan - 5.2%
Asia Cement Corp.	10,182,000	$ 14,871,523
AU Optronics Corp.	4,931,036	5,477,505
AU Optronics Corp. sponsored ADR (d)	831,603	9,397,114
China Steel Corp.	26,572,038	37,849,676
First Financial Holding Co. Ltd.	33,549,000	28,072,821
Fubon Financial Holding Co. Ltd.	19,460,000	17,177,216
Hon Hai Precision Industry Co. Ltd. (Foxconn)	13,507,828	65,277,657
HTC Corp.	1,847,300	28,990,981
Innolux Display Corp.	6,536,631	10,173,818
Siliconware Precision Industries Co. Ltd.	21,604,633	28,166,119
Taiwan Cement Corp.	18,776,304	23,817,245
TOTAL TAIWAN		269,271,675
Thailand - 1.4%
Mermaid Maritime PLC	5,055,000	4,399,188
Minor International PCL (For. Reg.)	32,041,574	12,610,280
PTT Exploration & Production PCL (For. Reg.)	4,087,000	18,278,175
PTT PCL (For. Reg.)	366,600	2,732,558
Siam Commercial Bank PCL (For. Reg.)	11,232,800	24,950,614
Total Access Communication PCL:
unit	4,039,600	5,299,416
(For. Reg.)	1,923,000	2,522,719
TOTAL THAILAND		70,792,950
Turkey - 3.1%
Anadolu Efes Biracilik ve Malt Sanyii AS	2,401,631	27,081,012
Asya Katilim Bankasi AS	8,966,468	22,845,488
Bagfas Bandirma Gubre Fabrikalari AS	94,000	10,680,439
Enka Insaat ve Sanayi AS	2,750,762	32,201,733
Tekfen Holding AS	1,468,000	10,172,068
Tupras-Turkiye Petrol Rafinerileri AS	1,303,400	35,621,218
Turkiye Garanti Bankasi AS (a)	6,398,500	21,589,946
TOTAL TURKEY		160,191,904
United Arab Emirates - 0.1%
Depa Ltd. GDR (a)(e)	234,100	1,638,700
DP World Ltd.	7,141,100	5,427,236
TOTAL UNITED ARAB EMIRATES		7,065,936
United Kingdom - 1.4%
Aricom PLC (a)	2,916,508	3,075,887
Cairn Energy PLC (a)	175,600	9,474,109
Eurasian Natural Resources Corp. PLC	550,002	11,426,608
Imperial Energy PLC (a)	360,100	7,386,744
Prosperity Mineral Holdings Ltd.	631,000	1,325,429
Randgold Resources Ltd. sponsored ADR	257,700	13,189,086
Sibir Energy PLC	2,197,444	26,846,103
TOTAL UNITED KINGDOM		72,723,966
United States of America - 1.2%
Central European Distribution Corp. (a)(d)	177,700	12,964,992
Common Stocks - continued
	Shares	Value
United States of America - continued
CTC Media, Inc. (a)	836,617	$ 19,334,219
Freeport-McMoRan Copper & Gold, Inc. Class B	240,100	23,229,675
Nucor Corp.	85,000	4,863,700
TOTAL UNITED STATES OF AMERICA		60,392,586
TOTAL COMMON STOCKS (Cost $4,220,166,418)		5,110,157,232
Nonconvertible Preferred Stocks - 0.4%

Brazil - 0.2%
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	254,100	11,004,292
Korea (South) - 0.1%
Samsung Electronics Co. Ltd.	14,270	5,245,054
South Africa - 0.1%
Allied Electronics Corp. Ltd.	628,500	2,998,426
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,276,202)		19,247,772
Investment Companies - 0.1%

Romania - 0.1%
SIF 1 Banat-Crisana Arad Fund	2,651,100	1,822,870
SIF 3 Transilvania Brasov Fund	8,137,600	3,501,596
TOTAL INVESTMENT COMPANIES (Cost $9,582,996)		5,324,466
Convertible Bonds - 0.1%
		Principal Amount (i)
Brazil - 0.0%
Companhia de Saneamento de Minas Gerais 2.3% 6/1/13 (g)(h)	BRL	4,841	358,391
Cayman Islands - 0.1%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13		4,690,000	3,775,450
TOTAL CONVERTIBLE BONDS (Cost $4,992,546)			4,133,841
Money Market Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 2.35% (b)	84,273,362	$ 84,273,362
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	67,430,900	67,430,900
TOTAL MONEY MARKET FUNDS (Cost $151,704,262)		151,704,262
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $4,406,722,424)	5,290,567,573
NET OTHER ASSETS - (1.7)%	(86,877,757)
NET ASSETS - 100%	$ 5,203,689,816
Currency Abbreviations
BRL	-	Brazilian real
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 57,945,088 or 1.1% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $358,391 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Companhia de Saneamento de Minas Gerais 2.3% 6/1/13	8/22/07	$ 302,546
(i) Principal amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,990,409
Fidelity Securities Lending Cash Central Fund	600,899
Total	$ 3,591,308
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $4,414,190,997. Net unrealized appreciation aggregated $876,376,576, of which $1,308,231,525 related to appreciated investment securities and $431,854,949 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Emerging Europe,
Middle East, Africa (EMEA) Fund

July 31, 2008

1.861977.100

EME-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.4%
	Shares	Value
Australia - 0.7%
International Ferro Metals (a)	291,870	$ 453,041
Bermuda - 2.4%
Vostok Gas Ltd. unit (a)	23,375	1,615,468
British Virgin Islands - 0.4%
CIC Energy Corp. (a)	36,700	232,993
Canada - 1.7%
Addax Petroleum, Inc.	18,700	730,393
Golden Star Resources Ltd. (a)	73,900	177,559
Great Basin Gold Ltd. (a)	62,400	217,579
Homeland Energy Group Ltd. (a)	27,400	28,903
TOTAL CANADA		1,154,434
Czech Republic - 5.3%
Ceske Energeticke Zavody AS	35,300	2,935,250
Cesky Telecom AS	17,678	597,996
TOTAL CZECH REPUBLIC		3,533,246
Egypt - 5.8%
Alexandria Spinning & Weaving	918,100	437,582
Arab Cotton Ginning	331,300	436,262
EFG-Hermes Holding SAE	68,700	614,751
Egyptian Co. for Mobile Services (MobiNil)	20,146	569,284
Egyptian Financial & Industrial Co. (a)	12,399	600,300
El Nasr Clothing & Textile Co. (a)	218,100	108,059
Orascom Construction Industries	14,980	1,100,589
TOTAL EGYPT		3,866,827
Israel - 3.2%
EL AL Israel Airlines Ltd.	534,900	246,795
Israel Chemicals Ltd.	3,600	67,199
Teva Pharmaceutical Industries Ltd.	40,700	1,832,602
TOTAL ISRAEL		2,146,596
Kenya - 1.3%
Athi River Mining Ltd.	313,310	510,958
East African Breweries Ltd.	122,546	345,200
TOTAL KENYA		856,158
Nigeria - 2.1%
Guaranty Trust Bank PLC (Reg. S) unit	67,226	773,099
Common Stocks - continued
	Shares	Value
Nigeria - continued
Nigerian Breweries PLC	662,617	$ 293,402
Oando PLC	191,772	287,377
TOTAL NIGERIA		1,353,878
Qatar - 0.9%
Industries Qatar	11,664	600,742
Russia - 25.4%
Lukoil Oil Co.	25,300	2,112,550
Mobile TeleSystems OJSC sponsored ADR	8,100	578,340
OAO Gazprom	666,400	7,983,469
OAO TatNeft	300,300	1,786,785
OAO TMK unit	4,000	132,000
Polymetal JSC GDR (Reg. S) unit (a)	205,000	1,631,800
Rostelecom	42,000	499,800
Sberbank (Savings Bank of the Russian Federation) (a)	509,400	1,518,012
Uralkali JSC GDR (Reg. S) unit (a)	2,500	147,500
Vimpel Communications sponsored ADR	16,300	411,249
TOTAL RUSSIA		16,801,505
South Africa - 35.0%
AFGRI Ltd.	1,509,100	1,193,070
Africa Cellular Towers Ltd. (a)	2,636,800	607,413
African Dawn Capital Ltd. (a)	309,700	202,629
African Rainbow Minerals Ltd.	12,200	412,412
Anglo Platinum Ltd.	5,500	723,452
Austro Group Ltd. (a)	411,000	89,076
Aveng Ltd.	74,800	632,140
Bell Equipment Ltd.	69,681	353,327
Cashbuild Ltd.	76,700	522,740
DRDGOLD Ltd. (a)	1,033,600	670,624
Exxaro Resources Ltd.	112,700	1,674,750
Gold Fields Ltd.	49,000	582,631
Harmony Gold Mining Co. Ltd. (a)	191,800	2,082,442
Kwikspace Modular Buildings Ltd.	736,841	623,714
MTN Group Ltd.	277,400	4,794,526
Murray & Roberts Holdings Ltd.	116,400	1,523,155
Paracon Holdings Ltd.	823,200	190,754
Raubex Group Ltd.	356,100	1,674,600
Sasol Ltd.	66,900	3,601,996
Shoprite Holdings Ltd.	95,600	553,166
Common Stocks - continued
	Shares	Value
South Africa - continued
Standard Bank Group Ltd.	16,800	$ 208,158
Zeder Investments Ltd.	924,386	223,021
TOTAL SOUTH AFRICA		23,139,796
Turkey - 3.5%
Bim Birlesik Magazalar AS JSC	35,000	1,318,055
Tupras-Turkiye Petrol Rafinerileri AS	22,000	601,248
Turk Traktor ve Ziraat Makinalari AS	45,000	387,347
TOTAL TURKEY		2,306,650
United Kingdom - 1.4%
Afren PLC (a)	226,000	553,911
Randgold Resources Ltd. sponsored ADR	7,000	358,260
TOTAL UNITED KINGDOM		912,171
Zambia - 0.3%
Celtel Zambia Ltd.	812,612	173,265
TOTAL COMMON STOCKS (Cost $66,476,851)		59,146,770
Investment Companies - 0.3%

Canada - 0.3%
Horizons BetaPro COMEX Gold Bullion Bull Plus ETF (a) (Cost $193,134)	8,800	169,150
Money Market Funds - 8.3%

Fidelity Cash Central Fund, 2.35% (b) (Cost $5,492,648)	5,492,648	5,492,648
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 2.07%, dated 7/31/08 due 8/1/08 (Collateralized by U.S. Government Obligations) # (Cost $28,000)	$ 28,002	28,000
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $72,190,633)		64,836,568
NET OTHER ASSETS - 2.0%		1,305,433
NET ASSETS - 100%		$ 66,142,001
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$28,000 due 8/01/08 at 2.07%
BNP Paribas Securities Corp.	$ 9,686
Banc of America Securities LLC	1,518
Barclays Capital, Inc.	16,796
$ 28,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,830
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $72,493,749. Net unrealized depreciation aggregated $7,657,181, of which $940,674 related to appreciated investment securities and $8,597,855 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor
Emerging Europe, Middle East,
Africa (AEME) Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2008

1.861995.100

AEME-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.4%
	Shares	Value
Australia - 0.7%
International Ferro Metals (a)	291,870	$ 453,041
Bermuda - 2.4%
Vostok Gas Ltd. unit (a)	23,375	1,615,468
British Virgin Islands - 0.4%
CIC Energy Corp. (a)	36,700	232,993
Canada - 1.7%
Addax Petroleum, Inc.	18,700	730,393
Golden Star Resources Ltd. (a)	73,900	177,559
Great Basin Gold Ltd. (a)	62,400	217,579
Homeland Energy Group Ltd. (a)	27,400	28,903
TOTAL CANADA		1,154,434
Czech Republic - 5.3%
Ceske Energeticke Zavody AS	35,300	2,935,250
Cesky Telecom AS	17,678	597,996
TOTAL CZECH REPUBLIC		3,533,246
Egypt - 5.8%
Alexandria Spinning & Weaving	918,100	437,582
Arab Cotton Ginning	331,300	436,262
EFG-Hermes Holding SAE	68,700	614,751
Egyptian Co. for Mobile Services (MobiNil)	20,146	569,284
Egyptian Financial & Industrial Co. (a)	12,399	600,300
El Nasr Clothing & Textile Co. (a)	218,100	108,059
Orascom Construction Industries	14,980	1,100,589
TOTAL EGYPT		3,866,827
Israel - 3.2%
EL AL Israel Airlines Ltd.	534,900	246,795
Israel Chemicals Ltd.	3,600	67,199
Teva Pharmaceutical Industries Ltd.	40,700	1,832,602
TOTAL ISRAEL		2,146,596
Kenya - 1.3%
Athi River Mining Ltd.	313,310	510,958
East African Breweries Ltd.	122,546	345,200
TOTAL KENYA		856,158
Nigeria - 2.1%
Guaranty Trust Bank PLC (Reg. S) unit	67,226	773,099
Common Stocks - continued
	Shares	Value
Nigeria - continued
Nigerian Breweries PLC	662,617	$ 293,402
Oando PLC	191,772	287,377
TOTAL NIGERIA		1,353,878
Qatar - 0.9%
Industries Qatar	11,664	600,742
Russia - 25.4%
Lukoil Oil Co.	25,300	2,112,550
Mobile TeleSystems OJSC sponsored ADR	8,100	578,340
OAO Gazprom	666,400	7,983,469
OAO TatNeft	300,300	1,786,785
OAO TMK unit	4,000	132,000
Polymetal JSC GDR (Reg. S) unit (a)	205,000	1,631,800
Rostelecom	42,000	499,800
Sberbank (Savings Bank of the Russian Federation) (a)	509,400	1,518,012
Uralkali JSC GDR (Reg. S) unit (a)	2,500	147,500
Vimpel Communications sponsored ADR	16,300	411,249
TOTAL RUSSIA		16,801,505
South Africa - 35.0%
AFGRI Ltd.	1,509,100	1,193,070
Africa Cellular Towers Ltd. (a)	2,636,800	607,413
African Dawn Capital Ltd. (a)	309,700	202,629
African Rainbow Minerals Ltd.	12,200	412,412
Anglo Platinum Ltd.	5,500	723,452
Austro Group Ltd. (a)	411,000	89,076
Aveng Ltd.	74,800	632,140
Bell Equipment Ltd.	69,681	353,327
Cashbuild Ltd.	76,700	522,740
DRDGOLD Ltd. (a)	1,033,600	670,624
Exxaro Resources Ltd.	112,700	1,674,750
Gold Fields Ltd.	49,000	582,631
Harmony Gold Mining Co. Ltd. (a)	191,800	2,082,442
Kwikspace Modular Buildings Ltd.	736,841	623,714
MTN Group Ltd.	277,400	4,794,526
Murray & Roberts Holdings Ltd.	116,400	1,523,155
Paracon Holdings Ltd.	823,200	190,754
Raubex Group Ltd.	356,100	1,674,600
Sasol Ltd.	66,900	3,601,996
Shoprite Holdings Ltd.	95,600	553,166
Common Stocks - continued
	Shares	Value
South Africa - continued
Standard Bank Group Ltd.	16,800	$ 208,158
Zeder Investments Ltd.	924,386	223,021
TOTAL SOUTH AFRICA		23,139,796
Turkey - 3.5%
Bim Birlesik Magazalar AS JSC	35,000	1,318,055
Tupras-Turkiye Petrol Rafinerileri AS	22,000	601,248
Turk Traktor ve Ziraat Makinalari AS	45,000	387,347
TOTAL TURKEY		2,306,650
United Kingdom - 1.4%
Afren PLC (a)	226,000	553,911
Randgold Resources Ltd. sponsored ADR	7,000	358,260
TOTAL UNITED KINGDOM		912,171
Zambia - 0.3%
Celtel Zambia Ltd.	812,612	173,265
TOTAL COMMON STOCKS (Cost $66,476,851)		59,146,770
Investment Companies - 0.3%

Canada - 0.3%
Horizons BetaPro COMEX Gold Bullion Bull Plus ETF (a) (Cost $193,134)	8,800	169,150
Money Market Funds - 8.3%

Fidelity Cash Central Fund, 2.35% (b) (Cost $5,492,648)	5,492,648	5,492,648
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 2.07%, dated 7/31/08 due 8/1/08 (Collateralized by U.S. Government Obligations) # (Cost $28,000)	$ 28,002	28,000
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $72,190,633)		64,836,568
NET OTHER ASSETS - 2.0%		1,305,433
NET ASSETS - 100%		$ 66,142,001
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$28,000 due 8/01/08 at 2.07%
BNP Paribas Securities Corp.	$ 9,686
Banc of America Securities LLC	1,518
Barclays Capital, Inc.	16,796
$ 28,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,830
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $72,493,749. Net unrealized depreciation aggregated $7,657,181, of which $940,674 related to appreciated investment securities and $8,597,855 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Europe Capital Appreciation Fund

July 31, 2008

1.804821.104

ECA-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Argentina - 0.2%
Cresud S.A.C.I.F. y A. sponsored ADR (d)	156,000	$ 2,074,800
Australia - 0.9%
CSL Ltd.	237,491	7,737,716
Belgium - 1.9%
Fortis	323,900	4,549,245
InBev SA	93,400	6,259,774
Umicore SA	128,200	5,752,545
TOTAL BELGIUM		16,561,564
Bermuda - 1.6%
Aquarius Platinum Ltd. (United Kingdom)	367,900	3,610,611
Seadrill Ltd.	359,600	10,737,452
TOTAL BERMUDA		14,348,063
Canada - 2.0%
Bombardier, Inc. Class B (sub. vtg.)	687,300	4,927,267
Canadian Natural Resources Ltd.	41,800	3,266,512
Nexen, Inc.	77,300	2,431,834
Petrobank Energy & Resources Ltd. (a)	61,100	2,458,680
Silver Wheaton Corp. (a)	326,600	4,194,745
TOTAL CANADA		17,279,038
Cyprus - 0.6%
Bank of Cyprus Public Co. Ltd.	417,700	5,533,276
Denmark - 0.8%
Carlsberg AS Series A	34,500	2,801,284
Vestas Wind Systems AS (a)	31,800	4,147,256
TOTAL DENMARK		6,948,540
Finland - 2.4%
Fortum Oyj	147,000	6,479,818
Nokia Corp. sponsored ADR	543,750	14,855,250
TOTAL FINLAND		21,335,068
France - 9.5%
Alstom SA	86,600	9,693,495
AXA SA	120,100	3,529,806
BNP Paribas SA	132,000	13,012,444
Cap Gemini SA	104,400	6,664,852
GDF Suez	84,381	5,282,902
Groupe Danone	145,200	10,769,172
Pernod Ricard SA	66,100	5,752,157
Pinault Printemps-Redoute SA	59,000	6,400,388
Societe Generale Series A	4,650	430,293
Suez Environnement SA rights 6/22/10 (a)	88,400	632,478
Total SA sponsored ADR	281,700	21,550,050
TOTAL FRANCE		83,718,037
Germany - 13.1%
Adidas-Salomon AG	110,000	6,733,856
Allianz AG (Reg.)	35,200	5,968,572
Commerzbank AG	151,900	4,884,284

	Shares	Value
Deutsche Telekom AG (Reg.)	606,600	$ 10,514,448
E.ON AG	127,200	24,239,795
ESCADA AG (a)(d)	50,800	1,021,905
Fresenius AG	64,800	5,641,583
GEA Group AG	104,300	3,431,670
K&S AG	49,200	6,050,068
Linde AG	61,800	8,545,094
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	74,400	12,349,611
RWE AG	127,200	15,220,290
SAP AG sponsored ADR (d)	116,700	6,746,427
SolarWorld AG	89,300	4,162,187
TOTAL GERMANY		115,509,790
Ireland - 0.3%
C&C Group PLC	591,900	2,763,219
Italy - 4.5%
A2A SpA	989,500	3,564,721
ENI SpA sponsored ADR (d)	225,100	15,171,740
Fiat SpA	342,300	5,889,057
IFIL Finanziaria di Partecipazioni SpA	138,000	941,309
Intesa Sanpaolo SpA (d)	1,457,100	8,183,624
Prysmian SpA	44,800	1,104,946
UniCredit SpA	778,100	4,632,613
TOTAL ITALY		39,488,010
Luxembourg - 1.9%
ArcelorMittal SA (France)	183,700	16,247,983
Netherlands - 1.7%
Koninklijke KPN NV (d)	877,200	15,270,138
Norway - 2.4%
Petroleum Geo-Services ASA	341,850	7,888,816
Pronova BioPharma ASA	1,200,324	4,150,114
Renewable Energy Corp. AS (a)	164,300	4,758,056
Telenor ASA (a)	270,000	4,062,693
TOTAL NORWAY		20,859,679
Papua New Guinea - 0.7%
Lihir Gold Ltd. (a)	1,089,587	2,790,746
New Britain Palm Oil Ltd.	442,171	3,455,244
TOTAL PAPUA NEW GUINEA		6,245,990
Russia - 0.6%
OAO Gazprom sponsored ADR	99,800	4,740,500
South Africa - 0.6%
Exxaro Resources Ltd.	332,900	4,946,977
Spain - 4.9%
Iberdrola SA	398,800	5,417,175
Inditex SA	58,500	2,814,220
Repsol YPF SA sponsored ADR	196,600	6,572,338
Common Stocks - continued
	Shares	Value
Spain - continued
Tecnicas Reunidas SA	116,800	$ 8,773,700
Telefonica SA sponsored ADR	255,000	19,846,650
TOTAL SPAIN		43,424,083
Sweden - 2.1%
H&M Hennes & Mauritz AB (B Shares)	128,750	6,867,721
Modern Times Group MTG AB (B Shares)	105,100	5,900,513
TELE2 AB (B Shares)	344,950	6,022,313
TOTAL SWEDEN		18,790,547
Switzerland - 13.4%
ABB Ltd. sponsored ADR (a)	275,100	7,213,122
Credit Suisse Group (Reg.)	231,522	11,563,882
Julius Baer Holding AG	102,284	6,485,780
Nestle SA (Reg.)	649,483	28,493,630
Novartis AG (Reg.)	259,522	15,408,904
Roche Holding AG (participation certificate)	78,558	14,516,598
SGS Societe Generale de Surveillance Holding SA (Reg.)	2,785	3,916,574
Sonova Holding AG	109,991	7,995,252
Sulzer AG (Reg.)	23,106	2,770,278
Syngenta AG sponsored ADR	150,700	8,754,163
UBS AG (NY Shares)	6,475	125,032
Zurich Financial Services AG (Reg.)	38,922	10,231,586
TOTAL SWITZERLAND		117,474,801
United Kingdom - 29.4%
Aegis Group PLC	2,246,800	4,823,076
Anglo American PLC (United Kingdom)	241,400	13,800,361
Barclays PLC	640,900	4,352,062
Bellway PLC	340,000	3,193,309
BG Group PLC	657,900	14,869,016
Bovis Homes Group PLC (d)	661,700	4,354,766
British American Tobacco PLC	314,900	11,364,231
Capita Group PLC	399,100	5,415,435
easyJet PLC (a)	545,900	3,578,545
GlaxoSmithKline PLC	755,600	17,525,476
HSBC Holdings PLC sponsored ADR (d)	349,200	28,812,492
Informa PLC	714,200	6,151,721
Kesa Electricals PLC	1,627,600	4,817,236
Lloyds TSB Group PLC	370,400	2,159,905
Man Group PLC	795,987	9,615,024
Persimmon PLC (d)	255,300	1,449,979
Prudential PLC	627,300	6,717,814
Reckitt Benckiser Group PLC	235,100	12,817,976

	Shares	Value
Redrow PLC (d)	282,600	$ 727,608
Rio Tinto PLC (Reg.)	157,900	16,523,973
Royal Bank of Scotland Group PLC	1,082,600	4,491,868
Royal Dutch Shell PLC Class A (United Kingdom)	916,600	32,545,143
Scottish & Southern Energy PLC	177,500	4,917,019
SSL International PLC	577,100	4,783,106
Standard Chartered PLC (United Kingdom)	261,500	7,961,857
Vodafone Group PLC	3,535,400	9,470,938
Vodafone Group PLC sponsored ADR	343,950	9,228,179
William Morrison Supermarkets PLC	1,304,100	6,652,602
WPP Group PLC	578,600	5,492,492
TOTAL UNITED KINGDOM		258,613,209
TOTAL COMMON STOCKS (Cost $869,053,866)		839,911,028
Nonconvertible Preferred Stocks - 0.2%

Italy - 0.2%
Istituto Finanziario Industriale SpA (IFI) (a) (Cost $1,607,102)	82,711	1,727,147
Money Market Funds - 10.4%

Fidelity Cash Central Fund, 2.35% (b)	32,947,206	32,947,206
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	58,665,500	58,665,500
TOTAL MONEY MARKET FUNDS (Cost $91,612,706)		91,612,706
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $962,273,674)	933,250,881
NET OTHER ASSETS - (6.1)%	(53,313,988)
NET ASSETS - 100%	$ 879,936,893
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 781,171
Fidelity Securities Lending Cash Central Fund	1,379,921
Total	$ 2,161,092
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $963,060,127. Net unrealized depreciation aggregated $29,809,246, of which $54,696,385 related to appreciated investment securities and $84,505,631 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Europe Fund

July 31, 2008

1.804873.104

EUR-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Austria - 1.9%
OMV AG	305,900	$ 21,063,734
Raiffeisen International Bank Holding AG	488,000	60,469,479
TOTAL AUSTRIA		81,533,213
Czech Republic - 2.0%
Ceske Energeticke Zavody AS	1,023,300	85,088,986
Denmark - 2.9%
Novo Nordisk AS Series B (d)	1,418,800	89,959,968
Vestas Wind Systems AS (a)	279,400	36,438,469
TOTAL DENMARK		126,398,437
Finland - 1.5%
Nokia Corp.	2,328,950	63,560,706
France - 8.3%
BNP Paribas SA	80,300	7,915,903
Electricite de France	254,000	22,069,795
Essilor International SA	1,214,600	59,979,372
GDF Suez (d)	965,600	60,454,015
L'Air Liquide SA	494,420	64,683,930
L'Oreal SA	106,300	11,130,414
Societe Generale Series A	41,300	3,821,742
Total SA Series B	1,060,500	81,198,854
Veolia Environnement	386,000	20,483,839
VINCI SA (d)	513,815	29,050,144
TOTAL FRANCE		360,788,008
Germany - 14.0%
Allianz AG (Reg.)	59,900	10,156,746
Bayer AG (d)	1,520,100	130,816,603
E.ON AG	644,600	122,837,828
Linde AG	1,299,900	179,737,332
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	58,800	9,760,176
RWE AG	267,600	32,020,044
Siemens AG (Reg.)	323,600	39,540,489
Wincor Nixdorf AG	1,068,300	79,765,513
TOTAL GERMANY		604,634,731
Italy - 2.1%
ENI SpA	1,531,300	51,671,572
Tod's SpA (d)	599,800	34,026,089
UniCredit SpA	1,175,100	6,996,252
TOTAL ITALY		92,693,913
Luxembourg - 2.1%
ArcelorMittal SA (France)	1,046,000	92,517,093
Norway - 3.2%
StatoilHydro ASA	1,405,200	45,515,917

	Shares	Value
Telenor ASA	4,781,400	$ 71,945,780
Yara International ASA	327,200	23,242,955
TOTAL NORWAY		140,704,652
Russia - 3.2%
OAO Gazprom sponsored ADR	2,950,500	140,148,750
Spain - 4.4%
Banco Bilbao Vizcaya Argentaria SA	995,200	18,288,376
Banco Santander SA	2,421,300	46,898,093
Repsol YPF SA	918,200	30,761,606
Telefonica SA	3,583,600	92,982,892
TOTAL SPAIN		188,930,967
Sweden - 6.4%
Elekta AB (B Shares)	2,434,000	51,163,930
H&M Hennes & Mauritz AB (B Shares)	2,365,500	126,179,370
Hexagon AB (B Shares)	3,763,275	61,242,662
HEXPOL AB (B Shares)	376,327	3,245,725
Nordea Bank AB	2,365,500	33,511,575
TOTAL SWEDEN		275,343,262
Switzerland - 21.4%
ABB Ltd. (Reg.)	5,051,957	132,463,940
Compagnie Financiere Richemont unit	886,965	53,004,839
EFG International	710,510	22,227,707
Geberit AG (Reg.)	334,761	42,589,857
Julius Baer Holding AG	985,168	62,469,033
Nestle SA (Reg.)	3,046,882	133,670,519
Novartis AG (Reg.)	812,293	48,229,226
Roche Holding AG (participation certificate)	731,389	135,152,122
Schindler Holding AG (participation certificate)	982,067	67,064,229
SGS Societe Generale de Surveillance Holding SA (Reg.)	48,608	68,357,921
Syngenta AG (Switzerland)	560,553	163,192,053
TOTAL SWITZERLAND		928,421,446
United Kingdom - 24.1%
Anglo American PLC (United Kingdom)	689,900	39,440,221
AstraZeneca PLC (United Kingdom)	783,100	38,062,078
BG Group PLC	5,766,800	130,333,854
BHP Billiton PLC	659,900	21,840,066
BP PLC	10,383,400	106,572,022
British American Tobacco PLC	910,100	32,844,035
Capita Group PLC	3,381,516	45,884,189
HBOS PLC	1,914,800	10,927,197
HSBC Holdings PLC (United Kingdom) (Reg.)	4,303,900	71,179,031
Rio Tinto PLC (Reg.)	421,300	44,088,347
Royal Bank of Scotland Group PLC	3,214,300	13,336,608
Royal Dutch Shell PLC Class A (Netherlands)	3,557,000	126,135,313
Serco Group PLC	5,626,400	45,575,376
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Standard Chartered PLC (United Kingdom)	1,011,400	$ 30,793,968
Tesco PLC	14,348,573	101,921,999
Unilever PLC	766,800	21,023,905
Vedanta Resources PLC	1,145,800	45,309,528
Vodafone Group PLC	31,581,000	84,601,937
Xstrata PLC	445,200	31,933,053
TOTAL UNITED KINGDOM		1,041,802,727
TOTAL COMMON STOCKS (Cost $3,920,086,635)		4,222,566,891
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 2.35% (b)	178,542,841	178,542,841
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	39,828,700	39,828,700
TOTAL MONEY MARKET FUNDS (Cost $218,371,541)		218,371,541
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $4,138,458,176)	4,440,938,432
NET OTHER ASSETS - (2.6)%	(110,967,049)
NET ASSETS - 100%	$ 4,329,971,383
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,334,229
Fidelity Securities Lending Cash Central Fund	5,428,760
Total	$ 8,762,989
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $4,153,416,683. Net unrealized appreciation aggregated $287,521,749, of which $572,324,172 related to appreciated investment securities and $284,802,423 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® International Discovery Fund

July 31, 2008

1.804822.104

IGI-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value (000s)
Australia - 4.2%
ABB Grain Ltd.	1,694,386	$ 12,764
Babcock & Brown Wind Partners	7,455,047	11,337
BHP Billiton Ltd.	798,600	29,802
Commonwealth Bank of Australia	1,124,424	42,088
Computershare Ltd.	6,844,068	56,391
CSL Ltd.	6,334,338	206,380
Macquarie Group Ltd. (d)	451,217	21,852
QBE Insurance Group Ltd.	2,074,346	44,125
Woodside Petroleum Ltd.	590,400	29,910
Woolworths Ltd.	3,076,663	73,008
TOTAL AUSTRALIA		527,657
Belgium - 0.3%
Hansen Transmission International NV	6,191,000	38,506
Bermuda - 0.1%
Aquarius Platinum Ltd. (United Kingdom)	1,508,757	14,807
Brazil - 0.9%
Bovespa Holding SA	2,235,800	27,972
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	856,000	39,239
Vivo Participacoes SA (PN) sponsored ADR	7,699,500	43,810
TOTAL BRAZIL		111,021
Canada - 2.9%
Canadian Natural Resources Ltd.	755,000	59,000
EnCana Corp.	684,800	49,428
Nexen, Inc.	1,019,600	32,076
Niko Resources Ltd.	498,400	41,158
Open Text Corp. (a)(d)	1,858,400	57,902
Petrobank Energy & Resources Ltd. (a)	813,500	32,735
Potash Corp. of Saskatchewan, Inc.	217,700	44,470
Talisman Energy, Inc.	1,871,700	33,473
Timminco Ltd. (a)	484,400	11,449
TOTAL CANADA		361,691
Cayman Islands - 0.1%
China Medical Technologies, Inc. sponsored ADR	321,503	15,406
China - 0.4%
ZTE Corp. (H Shares)	8,812,280	43,826
Cyprus - 0.0%
Aisi Realty Public Ltd. (e)	10,023,000	4,843
Common Stocks - continued
	Shares	Value (000s)
Czech Republic - 0.5%
Ceske Energeticke Zavody AS	683,800	$ 56,859
Denmark - 1.4%
Novo Nordisk AS Series B	1,469,600	93,181
Vestas Wind Systems AS (a)	663,400	86,519
TOTAL DENMARK		179,700
Finland - 1.1%
Nokia Corp. sponsored ADR	5,000,400	136,611
France - 5.2%
Alstom SA	1,318,712	147,609
AXA SA	1,678,966	49,346
BNP Paribas SA	1,065,839	105,069
Cap Gemini SA	643,800	41,100
CNP Assurances	218,000	24,311
Eutelsat Communications	2,321,754	64,676
GDF Suez (d)	1,519,081	95,106
Groupe Danone	670,500	49,730
Orpea (a)	560,828	30,726
Sechilienne-Sidec	182,432	14,410
Societe Generale Series A	255,520	23,645
Total SA Series B	210,176	16,092
TOTAL FRANCE		661,820
Germany - 12.6%
Allianz AG (Reg.)	703,730	119,326
Bayer AG	535,200	46,058
Bayer AG sponsored ADR	1,187,600	102,431
Beiersdorf AG	552,000	35,603
Daimler AG (Reg.)	693,600	40,069
Deutsche Bank AG	415,600	38,395
Deutsche Boerse AG	267,325	30,433
Deutsche Postbank AG	445,600	31,478
Deutsche Telekom AG (Reg.)	3,859,900	66,905
E.ON AG	1,396,700	266,166
Fresenius Medical Care AG	760,500	41,892
GEA Group AG	1,668,100	54,884
Gerresheimer AG	936,179	48,512
K&S AG	174,800	21,495
Linde AG	796,228	110,095
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	739,400	122,733
Q-Cells AG (a)(d)	365,515	35,412
RWE AG	1,159,800	138,777
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
SGL Carbon AG (a)	661,000	$ 43,995
Siemens AG (Reg.)	833,800	101,882
SolarWorld AG	804,033	37,475
Symrise AG	1,793,000	30,602
Wincor Nixdorf AG	256,500	19,152
Wirecard AG	796,200	7,571
TOTAL GERMANY		1,591,341
Greece - 0.4%
Public Power Corp. of Greece	1,513,945	46,789
Hong Kong - 1.2%
Cheung Kong Holdings Ltd.	3,646,000	51,501
China Unicom Ltd.	22,198,000	45,555
Hang Seng Bank Ltd.	2,221,200	43,789
Wing Hang Bank Ltd.	815,000	10,958
TOTAL HONG KONG		151,803
India - 0.6%
Infosys Technologies Ltd.	718,452	26,778
Reliance Industries Ltd.	409,023	21,253
Satyam Computer Services Ltd.	3,263,566	29,287
TOTAL INDIA		77,318
Indonesia - 0.7%
PT Bumi Resources Tbk	100,629,500	74,663
PT Indosat Tbk	24,300,500	17,362
TOTAL INDONESIA		92,025
Ireland - 0.5%
C&C Group PLC	5,060,300	23,623
Paddy Power PLC (Ireland)	1,401,597	39,057
TOTAL IRELAND		62,680
Israel - 0.9%
Israel Chemicals Ltd.	2,392,600	44,661
Nice Systems Ltd. sponsored ADR (a)	918,700	27,157
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,021,400	45,800
TOTAL ISRAEL		117,618
Italy - 2.4%
A2A SpA	4,681,335	16,865
Edison SpA	5,449,300	10,700
ENI SpA	2,820,500	95,174
Common Stocks - continued
	Shares	Value (000s)
Italy - continued
Fiat SpA	2,908,000	$ 50,030
Finmeccanica SpA	1,232,600	36,342
Prysmian SpA	1,016,400	25,068
UniCredit SpA	10,574,400	62,957
TOTAL ITALY		297,136
Japan - 15.5%
Aeon Mall Co. Ltd.	1,073,500	32,138
Canon Marketing Japan, Inc.	2,296,500	33,993
Canon, Inc.	3,680,050	168,190
Daiwa Securities Group, Inc.	5,102,000	44,224
East Japan Railway Co.	10,116	79,129
Fujifilm Holdings Corp.	2,312,300	72,680
Konica Minolta Holdings, Inc.	7,068,500	116,064
Matsushita Electric Industrial Co. Ltd.	3,482,000	73,411
Mitsubishi Corp.	4,484,600	130,675
Mitsubishi UFJ Financial Group, Inc.	15,611,500	137,847
Mitsui & Co. Ltd.	5,818,000	119,358
Mizuho Financial Group, Inc.	4,900	23,461
NGK Insulators Ltd.	421,200	6,128
Nintendo Co. Ltd.	199,800	92,308
Nippon Building Fund, Inc.	2,590	30,728
Nomura Holdings, Inc.	9,373,400	135,264
ORIX Corp.	336,310	51,682
Promise Co. Ltd.	1,379,000	35,277
Ricoh Co. Ltd.	3,189,000	51,784
Seven & I Holdings Co. Ltd.	1,143,400	34,966
Shiseido Co. Ltd.	1,251,000	28,022
Sompo Japan Insurance, Inc.	3,404,300	33,685
Sony Corp. sponsored ADR	987,100	37,184
Sony Financial Holdings, Inc.	6,285	23,768
Sumitomo Mitsui Financial Group, Inc.	22,002	170,699
Sumitomo Trust & Banking Co. Ltd.	4,235,800	29,165
Tokyo Electron Ltd.	671,100	37,612
Toyota Motor Corp.	3,015,600	129,989
TOTAL JAPAN		1,959,431
Korea (South) - 1.1%
LG Household & Health Care Ltd.	197,346	38,462
MegaStudy Co. Ltd.	48,451	12,135
Common Stocks - continued
	Shares	Value (000s)
Korea (South) - continued
NHN Corp. (a)	326,294	$ 53,583
Shinhan Financial Group Co. Ltd.	781,390	36,410
TOTAL KOREA (SOUTH)		140,590
Luxembourg - 1.1%
ArcelorMittal SA (NY Shares) Class A	929,400	81,248
SES SA (A Shares) FDR unit	2,399,068	58,267
TOTAL LUXEMBOURG		139,515
Malaysia - 0.3%
KNM Group Bhd	59,953,800	35,722
Mexico - 0.7%
America Movil SAB de CV Series L sponsored ADR	1,715,400	86,611
Netherlands - 1.5%
Advanced Metallurgical Group NV (d)	550,400	45,048
ASML Holding NV (Netherlands)	485,800	11,112
Koninklijke KPN NV (d)	6,266,000	109,077
New World Resources BV	818,600	25,186
TOTAL NETHERLANDS		190,423
Norway - 1.2%
Hafslund ASA (B Shares)	674,550	13,423
Petroleum Geo-Services ASA	2,044,550	47,182
Pronova BioPharma ASA	4,726,590	16,342
Renewable Energy Corp. AS (a)	1,148,900	33,272
StatoilHydro ASA	1,426,800	46,216
TOTAL NORWAY		156,435
Papua New Guinea - 0.3%
Oil Search Ltd.	6,566,347	35,430
Russia - 0.6%
OAO Gazprom sponsored ADR	1,657,700	78,741
Singapore - 0.4%
Keppel Corp. Ltd.	2,418,000	18,850
Singapore Exchange Ltd.	5,967,000	29,761
TOTAL SINGAPORE		48,611
South Africa - 0.0%
JSE Ltd.	180,028	1,147
Spain - 4.0%
Banco Santander SA	3,115,300	60,340
Grifols SA	3,409,400	101,984
Common Stocks - continued
	Shares	Value (000s)
Spain - continued
Red Electrica Corporacion SA	628,000	$ 37,795
Repsol YPF SA	3,339,100	111,867
Telefonica SA	7,546,500	195,807
TOTAL SPAIN		507,793
Sweden - 0.2%
Modern Times Group MTG AB (B Shares)	540,150	30,325
Switzerland - 9.1%
ABB Ltd. sponsored ADR (a)	4,794,400	125,709
Actelion Ltd. (Reg.) (a)	1,334,950	72,678
BB BIOTECH AG	354,261	30,659
Credit Suisse Group (Reg.)	724,635	36,194
EFG International	1,918,450	60,017
Julius Baer Holding AG	488,128	30,952
Nestle SA (Reg.)	5,512,707	241,849
Novartis AG (Reg.)	763,970	45,360
Roche Holding AG (participation certificate)	1,049,485	193,933
SGS Societe Generale de Surveillance Holding SA (Reg.)	25,313	35,598
Sonova Holding AG	783,960	56,986
Syngenta AG (Switzerland)	401,379	116,852
Tecan Group AG	212,300	11,544
Zurich Financial Services AG (Reg.)	366,456	96,332
TOTAL SWITZERLAND		1,154,663
Thailand - 0.2%
Total Access Communication PCL unit	14,109,900	18,510
United Kingdom - 18.4%
Anglo American PLC (United Kingdom)	1,134,654	64,866
AstraZeneca PLC (United Kingdom)	1,466,800	71,293
Autonomy Corp. PLC (a)	1,365,900	28,778
BAE Systems PLC	8,033,509	71,288
BG Group PLC	4,347,600	98,259
BG Group PLC sponsored ADR	207,400	23,281
BHP Billiton PLC	4,684,600	155,042
British American Tobacco PLC	2,987,300	107,807
British American Tobacco PLC sponsored ADR	404,500	29,241
Capita Group PLC	3,213,893	43,610
Diageo PLC	1,514,500	26,384
GlaxoSmithKline PLC sponsored ADR	1,299,700	60,514
HSBC Holdings PLC:
(Hong Kong) (Reg.)	3,485,644	57,360
(United Kingdom) (Reg.)	10,490,600	173,496
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Icap PLC	3,903,200	$ 38,506
Imperial Tobacco Group PLC	1,547,400	57,792
Informa PLC	7,510,600	64,692
Man Group PLC	10,299,200	124,408
Misys PLC	7,892,600	26,595
Prudential PLC	5,581,800	59,776
Reckitt Benckiser Group PLC	2,411,800	131,495
Rio Tinto PLC (Reg.)	1,509,800	157,998
Royal Bank of Scotland Group PLC	9,329,957	38,711
Royal Dutch Shell PLC Class B	7,221,659	253,606
Shire PLC	1,814,400	30,070
SSL International PLC	6,048,805	50,134
Vodafone Group PLC	75,778,335	203,002
William Morrison Supermarkets PLC	6,595,100	33,644
Xstrata PLC	701,300	50,302
TOTAL UNITED KINGDOM		2,331,950
United States of America - 0.5%
Macquarie Infrastructure Co. LLC (d)	131,000	2,937
Philip Morris International, Inc.	1,212,400	62,620
TOTAL UNITED STATES OF AMERICA		65,557
TOTAL COMMON STOCKS (Cost $10,672,786)		11,570,911
Nonconvertible Preferred Stocks - 1.3%

Germany - 1.0%
Fresenius AG (non-vtg.)	1,221,800	99,162
Porsche Automobil Holding SE	214,950	32,215
TOTAL GERMANY		131,377
Italy - 0.3%
Intesa Sanpaolo SpA	6,761,102	35,492
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $139,755)		166,869
Government Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.49% to 1.82% 9/4/08 to 10/16/08 (f) (Cost $13,972)	$ 14,000	$ 13,973
Money Market Funds - 9.1%
	Shares
Fidelity Cash Central Fund, 2.35% (b)	1,090,145,025	1,090,145
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	61,433,485	61,433
TOTAL MONEY MARKET FUNDS (Cost $1,151,578)		1,151,578
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $11,978,091)		12,903,331
NET OTHER ASSETS - (2.0)%		(249,083)
NET ASSETS - 100%		$ 12,654,248
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,759 CME Nikkei 225 Index Contracts (Japan)	Sept. 2008	$ 117,281	$ (7,527)
1,070 TOPIX 150 Index Contracts (Japan)	Sept. 2008	129,076	(3,760)
TOTAL EQUITY INDEX CONTRACTS		$ 246,357	$ (11,287)
The face value of futures purchased as a percentage of net assets - 1.9%
Forward Foreign Currency Contracts
	Settlement Dates	Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Contracts to Buy
84,741 EUR	August 2008	$ 131,973	$ (27)
40,168,783 JPY	August 2008	372,942	(12,058)
		$ 504,915	$ (12,085)
(Payable Amount $517,000,000)
The value of contracts to buy as a percentage of net assets - 4.0%
Currency Abbreviations
EUR	-	European Monetary Unit
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $13,973,000.
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 8,752	$ -	$ -	$ -	$ 4,843
Renovo Group PLC	42,523	-	6,236	-	-
Total	$ 51,275	$ -	$ 6,236	$ -	$ 4,843
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 21,283
Fidelity Securities Lending Cash Central Fund	10,552
Total	$ 31,835
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $11,985,173,000. Net unrealized appreciation aggregated $918,158,000, of which $1,792,906,000 related to appreciated investment securities and $874,748,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor International
Discovery Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Discovery Fund

1.834739.102

AIGI-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value (000s)
Australia - 4.2%
ABB Grain Ltd.	1,694,386	$ 12,764
Babcock & Brown Wind Partners	7,455,047	11,337
BHP Billiton Ltd.	798,600	29,802
Commonwealth Bank of Australia	1,124,424	42,088
Computershare Ltd.	6,844,068	56,391
CSL Ltd.	6,334,338	206,380
Macquarie Group Ltd. (d)	451,217	21,852
QBE Insurance Group Ltd.	2,074,346	44,125
Woodside Petroleum Ltd.	590,400	29,910
Woolworths Ltd.	3,076,663	73,008
TOTAL AUSTRALIA		527,657
Belgium - 0.3%
Hansen Transmission International NV	6,191,000	38,506
Bermuda - 0.1%
Aquarius Platinum Ltd. (United Kingdom)	1,508,757	14,807
Brazil - 0.9%
Bovespa Holding SA	2,235,800	27,972
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	856,000	39,239
Vivo Participacoes SA (PN) sponsored ADR	7,699,500	43,810
TOTAL BRAZIL		111,021
Canada - 2.9%
Canadian Natural Resources Ltd.	755,000	59,000
EnCana Corp.	684,800	49,428
Nexen, Inc.	1,019,600	32,076
Niko Resources Ltd.	498,400	41,158
Open Text Corp. (a)(d)	1,858,400	57,902
Petrobank Energy & Resources Ltd. (a)	813,500	32,735
Potash Corp. of Saskatchewan, Inc.	217,700	44,470
Talisman Energy, Inc.	1,871,700	33,473
Timminco Ltd. (a)	484,400	11,449
TOTAL CANADA		361,691
Cayman Islands - 0.1%
China Medical Technologies, Inc. sponsored ADR	321,503	15,406
China - 0.4%
ZTE Corp. (H Shares)	8,812,280	43,826
Cyprus - 0.0%
Aisi Realty Public Ltd. (e)	10,023,000	4,843
Common Stocks - continued
	Shares	Value (000s)
Czech Republic - 0.5%
Ceske Energeticke Zavody AS	683,800	$ 56,859
Denmark - 1.4%
Novo Nordisk AS Series B	1,469,600	93,181
Vestas Wind Systems AS (a)	663,400	86,519
TOTAL DENMARK		179,700
Finland - 1.1%
Nokia Corp. sponsored ADR	5,000,400	136,611
France - 5.2%
Alstom SA	1,318,712	147,609
AXA SA	1,678,966	49,346
BNP Paribas SA	1,065,839	105,069
Cap Gemini SA	643,800	41,100
CNP Assurances	218,000	24,311
Eutelsat Communications	2,321,754	64,676
GDF Suez (d)	1,519,081	95,106
Groupe Danone	670,500	49,730
Orpea (a)	560,828	30,726
Sechilienne-Sidec	182,432	14,410
Societe Generale Series A	255,520	23,645
Total SA Series B	210,176	16,092
TOTAL FRANCE		661,820
Germany - 12.6%
Allianz AG (Reg.)	703,730	119,326
Bayer AG	535,200	46,058
Bayer AG sponsored ADR	1,187,600	102,431
Beiersdorf AG	552,000	35,603
Daimler AG (Reg.)	693,600	40,069
Deutsche Bank AG	415,600	38,395
Deutsche Boerse AG	267,325	30,433
Deutsche Postbank AG	445,600	31,478
Deutsche Telekom AG (Reg.)	3,859,900	66,905
E.ON AG	1,396,700	266,166
Fresenius Medical Care AG	760,500	41,892
GEA Group AG	1,668,100	54,884
Gerresheimer AG	936,179	48,512
K&S AG	174,800	21,495
Linde AG	796,228	110,095
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	739,400	122,733
Q-Cells AG (a)(d)	365,515	35,412
RWE AG	1,159,800	138,777
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
SGL Carbon AG (a)	661,000	$ 43,995
Siemens AG (Reg.)	833,800	101,882
SolarWorld AG	804,033	37,475
Symrise AG	1,793,000	30,602
Wincor Nixdorf AG	256,500	19,152
Wirecard AG	796,200	7,571
TOTAL GERMANY		1,591,341
Greece - 0.4%
Public Power Corp. of Greece	1,513,945	46,789
Hong Kong - 1.2%
Cheung Kong Holdings Ltd.	3,646,000	51,501
China Unicom Ltd.	22,198,000	45,555
Hang Seng Bank Ltd.	2,221,200	43,789
Wing Hang Bank Ltd.	815,000	10,958
TOTAL HONG KONG		151,803
India - 0.6%
Infosys Technologies Ltd.	718,452	26,778
Reliance Industries Ltd.	409,023	21,253
Satyam Computer Services Ltd.	3,263,566	29,287
TOTAL INDIA		77,318
Indonesia - 0.7%
PT Bumi Resources Tbk	100,629,500	74,663
PT Indosat Tbk	24,300,500	17,362
TOTAL INDONESIA		92,025
Ireland - 0.5%
C&C Group PLC	5,060,300	23,623
Paddy Power PLC (Ireland)	1,401,597	39,057
TOTAL IRELAND		62,680
Israel - 0.9%
Israel Chemicals Ltd.	2,392,600	44,661
Nice Systems Ltd. sponsored ADR (a)	918,700	27,157
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,021,400	45,800
TOTAL ISRAEL		117,618
Italy - 2.4%
A2A SpA	4,681,335	16,865
Edison SpA	5,449,300	10,700
ENI SpA	2,820,500	95,174
Common Stocks - continued
	Shares	Value (000s)
Italy - continued
Fiat SpA	2,908,000	$ 50,030
Finmeccanica SpA	1,232,600	36,342
Prysmian SpA	1,016,400	25,068
UniCredit SpA	10,574,400	62,957
TOTAL ITALY		297,136
Japan - 15.5%
Aeon Mall Co. Ltd.	1,073,500	32,138
Canon Marketing Japan, Inc.	2,296,500	33,993
Canon, Inc.	3,680,050	168,190
Daiwa Securities Group, Inc.	5,102,000	44,224
East Japan Railway Co.	10,116	79,129
Fujifilm Holdings Corp.	2,312,300	72,680
Konica Minolta Holdings, Inc.	7,068,500	116,064
Matsushita Electric Industrial Co. Ltd.	3,482,000	73,411
Mitsubishi Corp.	4,484,600	130,675
Mitsubishi UFJ Financial Group, Inc.	15,611,500	137,847
Mitsui & Co. Ltd.	5,818,000	119,358
Mizuho Financial Group, Inc.	4,900	23,461
NGK Insulators Ltd.	421,200	6,128
Nintendo Co. Ltd.	199,800	92,308
Nippon Building Fund, Inc.	2,590	30,728
Nomura Holdings, Inc.	9,373,400	135,264
ORIX Corp.	336,310	51,682
Promise Co. Ltd.	1,379,000	35,277
Ricoh Co. Ltd.	3,189,000	51,784
Seven & I Holdings Co. Ltd.	1,143,400	34,966
Shiseido Co. Ltd.	1,251,000	28,022
Sompo Japan Insurance, Inc.	3,404,300	33,685
Sony Corp. sponsored ADR	987,100	37,184
Sony Financial Holdings, Inc.	6,285	23,768
Sumitomo Mitsui Financial Group, Inc.	22,002	170,699
Sumitomo Trust & Banking Co. Ltd.	4,235,800	29,165
Tokyo Electron Ltd.	671,100	37,612
Toyota Motor Corp.	3,015,600	129,989
TOTAL JAPAN		1,959,431
Korea (South) - 1.1%
LG Household & Health Care Ltd.	197,346	38,462
MegaStudy Co. Ltd.	48,451	12,135
Common Stocks - continued
	Shares	Value (000s)
Korea (South) - continued
NHN Corp. (a)	326,294	$ 53,583
Shinhan Financial Group Co. Ltd.	781,390	36,410
TOTAL KOREA (SOUTH)		140,590
Luxembourg - 1.1%
ArcelorMittal SA (NY Shares) Class A	929,400	81,248
SES SA (A Shares) FDR unit	2,399,068	58,267
TOTAL LUXEMBOURG		139,515
Malaysia - 0.3%
KNM Group Bhd	59,953,800	35,722
Mexico - 0.7%
America Movil SAB de CV Series L sponsored ADR	1,715,400	86,611
Netherlands - 1.5%
Advanced Metallurgical Group NV (d)	550,400	45,048
ASML Holding NV (Netherlands)	485,800	11,112
Koninklijke KPN NV (d)	6,266,000	109,077
New World Resources BV	818,600	25,186
TOTAL NETHERLANDS		190,423
Norway - 1.2%
Hafslund ASA (B Shares)	674,550	13,423
Petroleum Geo-Services ASA	2,044,550	47,182
Pronova BioPharma ASA	4,726,590	16,342
Renewable Energy Corp. AS (a)	1,148,900	33,272
StatoilHydro ASA	1,426,800	46,216
TOTAL NORWAY		156,435
Papua New Guinea - 0.3%
Oil Search Ltd.	6,566,347	35,430
Russia - 0.6%
OAO Gazprom sponsored ADR	1,657,700	78,741
Singapore - 0.4%
Keppel Corp. Ltd.	2,418,000	18,850
Singapore Exchange Ltd.	5,967,000	29,761
TOTAL SINGAPORE		48,611
South Africa - 0.0%
JSE Ltd.	180,028	1,147
Spain - 4.0%
Banco Santander SA	3,115,300	60,340
Grifols SA	3,409,400	101,984
Common Stocks - continued
	Shares	Value (000s)
Spain - continued
Red Electrica Corporacion SA	628,000	$ 37,795
Repsol YPF SA	3,339,100	111,867
Telefonica SA	7,546,500	195,807
TOTAL SPAIN		507,793
Sweden - 0.2%
Modern Times Group MTG AB (B Shares)	540,150	30,325
Switzerland - 9.1%
ABB Ltd. sponsored ADR (a)	4,794,400	125,709
Actelion Ltd. (Reg.) (a)	1,334,950	72,678
BB BIOTECH AG	354,261	30,659
Credit Suisse Group (Reg.)	724,635	36,194
EFG International	1,918,450	60,017
Julius Baer Holding AG	488,128	30,952
Nestle SA (Reg.)	5,512,707	241,849
Novartis AG (Reg.)	763,970	45,360
Roche Holding AG (participation certificate)	1,049,485	193,933
SGS Societe Generale de Surveillance Holding SA (Reg.)	25,313	35,598
Sonova Holding AG	783,960	56,986
Syngenta AG (Switzerland)	401,379	116,852
Tecan Group AG	212,300	11,544
Zurich Financial Services AG (Reg.)	366,456	96,332
TOTAL SWITZERLAND		1,154,663
Thailand - 0.2%
Total Access Communication PCL unit	14,109,900	18,510
United Kingdom - 18.4%
Anglo American PLC (United Kingdom)	1,134,654	64,866
AstraZeneca PLC (United Kingdom)	1,466,800	71,293
Autonomy Corp. PLC (a)	1,365,900	28,778
BAE Systems PLC	8,033,509	71,288
BG Group PLC	4,347,600	98,259
BG Group PLC sponsored ADR	207,400	23,281
BHP Billiton PLC	4,684,600	155,042
British American Tobacco PLC	2,987,300	107,807
British American Tobacco PLC sponsored ADR	404,500	29,241
Capita Group PLC	3,213,893	43,610
Diageo PLC	1,514,500	26,384
GlaxoSmithKline PLC sponsored ADR	1,299,700	60,514
HSBC Holdings PLC:
(Hong Kong) (Reg.)	3,485,644	57,360
(United Kingdom) (Reg.)	10,490,600	173,496
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Icap PLC	3,903,200	$ 38,506
Imperial Tobacco Group PLC	1,547,400	57,792
Informa PLC	7,510,600	64,692
Man Group PLC	10,299,200	124,408
Misys PLC	7,892,600	26,595
Prudential PLC	5,581,800	59,776
Reckitt Benckiser Group PLC	2,411,800	131,495
Rio Tinto PLC (Reg.)	1,509,800	157,998
Royal Bank of Scotland Group PLC	9,329,957	38,711
Royal Dutch Shell PLC Class B	7,221,659	253,606
Shire PLC	1,814,400	30,070
SSL International PLC	6,048,805	50,134
Vodafone Group PLC	75,778,335	203,002
William Morrison Supermarkets PLC	6,595,100	33,644
Xstrata PLC	701,300	50,302
TOTAL UNITED KINGDOM		2,331,950
United States of America - 0.5%
Macquarie Infrastructure Co. LLC (d)	131,000	2,937
Philip Morris International, Inc.	1,212,400	62,620
TOTAL UNITED STATES OF AMERICA		65,557
TOTAL COMMON STOCKS (Cost $10,672,786)		11,570,911
Nonconvertible Preferred Stocks - 1.3%

Germany - 1.0%
Fresenius AG (non-vtg.)	1,221,800	99,162
Porsche Automobil Holding SE	214,950	32,215
TOTAL GERMANY		131,377
Italy - 0.3%
Intesa Sanpaolo SpA	6,761,102	35,492
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $139,755)		166,869
Government Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.49% to 1.82% 9/4/08 to 10/16/08 (f) (Cost $13,972)	$ 14,000	$ 13,973
Money Market Funds - 9.1%
	Shares
Fidelity Cash Central Fund, 2.35% (b)	1,090,145,025	1,090,145
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	61,433,485	61,433
TOTAL MONEY MARKET FUNDS (Cost $1,151,578)		1,151,578
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $11,978,091)		12,903,331
NET OTHER ASSETS - (2.0)%		(249,083)
NET ASSETS - 100%		$ 12,654,248
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,759 CME Nikkei 225 Index Contracts (Japan)	Sept. 2008	$ 117,281	$ (7,527)
1,070 TOPIX 150 Index Contracts (Japan)	Sept. 2008	129,076	(3,760)
TOTAL EQUITY INDEX CONTRACTS		$ 246,357	$ (11,287)
The face value of futures purchased as a percentage of net assets - 1.9%
Forward Foreign Currency Contracts
	Settlement Dates	Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Contracts to Buy
84,741 EUR	August 2008	$ 131,973	$ (27)
40,168,783 JPY	August 2008	372,942	(12,058)
		$ 504,915	$ (12,085)
(Payable Amount $517,000,000)
The value of contracts to buy as a percentage of net assets - 4.0%
Currency Abbreviations
EUR	-	European Monetary Unit
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $13,973,000.
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 8,752	$ -	$ -	$ -	$ 4,843
Renovo Group PLC	42,523	-	6,236	-	-
Total	$ 51,275	$ -	$ 6,236	$ -	$ 4,843
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 21,283
Fidelity Securities Lending Cash Central Fund	10,552
Total	$ 31,835
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $11,985,173,000. Net unrealized appreciation aggregated $918,158,000, of which $1,792,906,000 related to appreciated investment securities and $874,748,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® International Growth Fund

July 31, 2008

1.863103.100

IGF-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Australia - 5.2%
Cochlear Ltd.	2,421	$ 100,764
CSL Ltd.	19,779	644,421
Leighton Holdings Ltd.	2,409	96,408
QBE Insurance Group Ltd.	1,444	30,717
Woolworths Ltd.	11,060	262,449
WorleyParsons Ltd.	4,857	146,309
TOTAL AUSTRALIA		1,281,068
Belgium - 2.1%
Hansen Transmission International NV	31,600	196,540
InBev SA	4,800	321,701
TOTAL BELGIUM		518,241
Bermuda - 0.6%
Ports Design Ltd.	55,000	148,752
Brazil - 1.5%
Bolsa de Mercadorias & Futuros - BM&F SA	8,600	75,850
MRV Engenharia e Participacoes SA	4,600	106,671
Petroleo Brasileiro SA - Petrobras sponsored ADR	3,500	195,685
TOTAL BRAZIL		378,206
Canada - 4.3%
Canadian Natural Resources Ltd.	1,000	78,146
Goldcorp, Inc.	5,400	201,211
Harry Winston Diamond Corp.	4,800	101,968
Petrobank Energy & Resources Ltd. (a)	1,500	60,360
Potash Corp. of Saskatchewan, Inc.	2,200	449,394
Research In Motion Ltd. (a)	1,500	184,230
TOTAL CANADA		1,075,309
Cayman Islands - 0.3%
Chaoda Modern Agriculture (Holdings) Ltd.	62,400	72,385
Denmark - 1.9%
Novo Nordisk AS Series B sponsored ADR	2,000	127,020
Vestas Wind Systems AS (a)	2,660	346,909
TOTAL DENMARK		473,929
Finland - 2.1%
Nokia Corp. sponsored ADR	15,300	417,996
Outotec Oyj	2,200	112,050
TOTAL FINLAND		530,046
Common Stocks - continued
	Shares	Value
France - 6.8%
Alstom SA	3,610	$ 404,082
Audika SA	2,600	117,354
Compagnie Generale de Geophysique SA (a)	1,740	68,010
Delachaux SA	2,700	279,285
GDF Suez	5,502	344,468
Groupe Danone	4,595	340,801
Laurent-Perrier Group	490	64,764
Remy Cointreau SA	1,304	63,947
TOTAL FRANCE		1,682,711
Germany - 8.2%
Bayer AG	3,900	335,626
Continental AG	300	33,718
E.ON AG	4,800	914,709
Linde AG	1,600	221,232
Siemens AG sponsored ADR	4,400	534,072
TOTAL GERMANY		2,039,357
Hong Kong - 0.9%
China Mobile (Hong Kong) Ltd. sponsored ADR	1,700	113,645
Hong Kong Exchanges & Clearing Ltd.	6,600	98,388
TOTAL HONG KONG		212,033
India - 1.2%
Bharti Airtel Ltd. (a)	15,376	289,072
Israel - 1.0%
Partner Communications Co. Ltd. ADR	10,900	238,383
Italy - 0.3%
Fiat SpA	5,000	86,022
Japan - 9.1%
Japan Steel Works Ltd.	10,000	179,356
Kobayashi Pharmaceutical Co. Ltd.	2,000	65,622
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	38,800	340,664
Nintendo Co. Ltd.	800	369,600
Osaka Securities Exchange Co. Ltd.	16	69,107
Promise Co. Ltd.	2,900	74,187
Shiseido Co. Ltd.	7,000	156,800
Sony Financial Holdings, Inc.	31	117,231
Sumitomo Mitsui Financial Group, Inc.	33	256,026
Common Stocks - continued
	Shares	Value
Japan - continued
Torishima Pump Manufacturing Co. Ltd.	21,500	$ 485,240
USS Co. Ltd.	2,180	146,088
TOTAL JAPAN		2,259,921
Korea (South) - 0.6%
NHN Corp. (a)	963	158,141
Luxembourg - 1.7%
ArcelorMittal SA (NY Shares) Class A	4,904	428,708
Mexico - 1.3%
America Movil SAB de CV Series L sponsored ADR	5,400	272,646
Fomento Economico Mexicano SA de CV sponsored ADR	300	13,758
Wal-Mart de Mexico SA de CV Series V	6,900	28,064
TOTAL MEXICO		314,468
Netherlands - 1.0%
ASML Holding NV (NY Shares)	11,300	257,527
Papua New Guinea - 0.2%
Oil Search Ltd.	11,022	59,471
Philippines - 0.1%
Jollibee Food Corp.	21,900	18,322
Singapore - 0.2%
Singapore Exchange Ltd.	10,000	49,876
South Africa - 3.5%
African Rainbow Minerals Ltd.	13,339	450,915
JSE Ltd.	7,189	45,811
MTN Group Ltd.	12,500	216,048
Murray & Roberts Holdings Ltd.	4,632	60,612
Raubex Group Ltd.	19,621	92,270
TOTAL SOUTH AFRICA		865,656
Spain - 3.0%
Grifols SA	7,881	235,740
Inditex SA	1,300	62,538
Telefonica SA sponsored ADR	5,600	435,848
TOTAL SPAIN		734,126
Sweden - 1.1%
H&M Hennes & Mauritz AB (B Shares)	2,500	133,354
Swedish Match Co.	7,600	150,504
TOTAL SWEDEN		283,858
Common Stocks - continued
	Shares	Value
Switzerland - 12.0%
ABB Ltd. sponsored ADR	16,000	$ 419,520
EFG International	4,680	146,410
Nestle SA (Reg.)	28,150	1,234,978
Novartis AG sponsored ADR	3,200	189,920
Roche Holding AG (participation certificate)	4,046	747,653
SGS Societe Generale de Surveillance Holding SA (Reg.)	35	49,221
Sonova Holding AG	1,438	104,528
The Swatch Group AG (Reg.)	2,135	93,484
TOTAL SWITZERLAND		2,985,714
Turkey - 0.4%
Anadolu Efes Biracilik ve Malt Sanyii AS	4,800	54,125
Asya Katilim Bankasi AS	21,000	53,505
TOTAL TURKEY		107,630
United Kingdom - 20.1%
Anglo American PLC ADR	9,000	257,040
Autonomy Corp. PLC (a)	7,100	149,591
BAE Systems PLC	46,100	409,082
BG Group PLC	16,700	377,432
BHP Billiton PLC ADR	11,600	768,616
British American Tobacco PLC sponsored ADR	3,400	245,786
Datacash Group PLC	22,100	119,916
GlaxoSmithKline PLC sponsored ADR	2,600	121,056
Informa PLC	6,400	55,126
International Power PLC	17,700	144,047
Man Group PLC	32,537	393,027
Reckitt Benckiser Group PLC	8,100	441,623
Rio Tinto PLC sponsored ADR	1,650	689,040
Serco Group PLC	37,300	302,140
Tesco PLC	55,300	392,812
Xstrata PLC	2,000	143,455
TOTAL UNITED KINGDOM		5,009,789
United States of America - 7.3%
Allergan, Inc.	1,900	98,667
Berkshire Hathaway, Inc. Class B (a)	40	153,160
EnergySolutions, Inc.	3,800	77,938
FMC Technologies, Inc. (a)	3,700	228,586
Gilead Sciences, Inc. (a)	4,400	237,512
Juniper Networks, Inc. (a)	12,900	335,787
Lululemon Athletica, Inc.	300	6,660
Philip Morris International, Inc.	3,500	180,775
Common Stocks - continued
	Shares	Value
United States of America - continued
Pricesmart, Inc.	4,805	$ 112,677
Varian Semiconductor Equipment Associates, Inc. (a)	2,100	61,362
Visa, Inc.	4,300	314,158
TOTAL UNITED STATES OF AMERICA		1,807,282
TOTAL COMMON STOCKS (Cost $25,180,041)		24,366,003
Investment Companies - 1.0%

United States of America - 1.0%
iShares MSCI EAFE Growth Index ETF (Cost $253,332)	3,700	252,562
Cash Equivalents - 1.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 2.07%, dated 7/31/08 due 8/1/08 (Collateralized by U.S. Government Obligations) # (Cost $453,000)	$ 453,026	453,000
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $25,886,373)		25,071,565
NET OTHER ASSETS - (0.8)%		(209,489)
NET ASSETS - 100%		$ 24,862,076
Legend
(a) Non-income producing
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$453,000 due 8/01/08 at 2.07%
BNP Paribas Securities Corp.	$ 156,707
Banc of America Securities LLC	24,552
Barclays Capital, Inc.	271,741
$ 453,000
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $26,091,281. Net unrealized depreciation aggregated $1,019,716, of which $1,298,757 related to appreciated investment securities and $2,318,473 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor
International Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2008

1.863095.100

AIGF-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Australia - 5.2%
Cochlear Ltd.	2,421	$ 100,764
CSL Ltd.	19,779	644,421
Leighton Holdings Ltd.	2,409	96,408
QBE Insurance Group Ltd.	1,444	30,717
Woolworths Ltd.	11,060	262,449
WorleyParsons Ltd.	4,857	146,309
TOTAL AUSTRALIA		1,281,068
Belgium - 2.1%
Hansen Transmission International NV	31,600	196,540
InBev SA	4,800	321,701
TOTAL BELGIUM		518,241
Bermuda - 0.6%
Ports Design Ltd.	55,000	148,752
Brazil - 1.5%
Bolsa de Mercadorias & Futuros - BM&F SA	8,600	75,850
MRV Engenharia e Participacoes SA	4,600	106,671
Petroleo Brasileiro SA - Petrobras sponsored ADR	3,500	195,685
TOTAL BRAZIL		378,206
Canada - 4.3%
Canadian Natural Resources Ltd.	1,000	78,146
Goldcorp, Inc.	5,400	201,211
Harry Winston Diamond Corp.	4,800	101,968
Petrobank Energy & Resources Ltd. (a)	1,500	60,360
Potash Corp. of Saskatchewan, Inc.	2,200	449,394
Research In Motion Ltd. (a)	1,500	184,230
TOTAL CANADA		1,075,309
Cayman Islands - 0.3%
Chaoda Modern Agriculture (Holdings) Ltd.	62,400	72,385
Denmark - 1.9%
Novo Nordisk AS Series B sponsored ADR	2,000	127,020
Vestas Wind Systems AS (a)	2,660	346,909
TOTAL DENMARK		473,929
Finland - 2.1%
Nokia Corp. sponsored ADR	15,300	417,996
Outotec Oyj	2,200	112,050
TOTAL FINLAND		530,046
Common Stocks - continued
	Shares	Value
France - 6.8%
Alstom SA	3,610	$ 404,082
Audika SA	2,600	117,354
Compagnie Generale de Geophysique SA (a)	1,740	68,010
Delachaux SA	2,700	279,285
GDF Suez	5,502	344,468
Groupe Danone	4,595	340,801
Laurent-Perrier Group	490	64,764
Remy Cointreau SA	1,304	63,947
TOTAL FRANCE		1,682,711
Germany - 8.2%
Bayer AG	3,900	335,626
Continental AG	300	33,718
E.ON AG	4,800	914,709
Linde AG	1,600	221,232
Siemens AG sponsored ADR	4,400	534,072
TOTAL GERMANY		2,039,357
Hong Kong - 0.9%
China Mobile (Hong Kong) Ltd. sponsored ADR	1,700	113,645
Hong Kong Exchanges & Clearing Ltd.	6,600	98,388
TOTAL HONG KONG		212,033
India - 1.2%
Bharti Airtel Ltd. (a)	15,376	289,072
Israel - 1.0%
Partner Communications Co. Ltd. ADR	10,900	238,383
Italy - 0.3%
Fiat SpA	5,000	86,022
Japan - 9.1%
Japan Steel Works Ltd.	10,000	179,356
Kobayashi Pharmaceutical Co. Ltd.	2,000	65,622
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	38,800	340,664
Nintendo Co. Ltd.	800	369,600
Osaka Securities Exchange Co. Ltd.	16	69,107
Promise Co. Ltd.	2,900	74,187
Shiseido Co. Ltd.	7,000	156,800
Sony Financial Holdings, Inc.	31	117,231
Sumitomo Mitsui Financial Group, Inc.	33	256,026
Common Stocks - continued
	Shares	Value
Japan - continued
Torishima Pump Manufacturing Co. Ltd.	21,500	$ 485,240
USS Co. Ltd.	2,180	146,088
TOTAL JAPAN		2,259,921
Korea (South) - 0.6%
NHN Corp. (a)	963	158,141
Luxembourg - 1.7%
ArcelorMittal SA (NY Shares) Class A	4,904	428,708
Mexico - 1.3%
America Movil SAB de CV Series L sponsored ADR	5,400	272,646
Fomento Economico Mexicano SA de CV sponsored ADR	300	13,758
Wal-Mart de Mexico SA de CV Series V	6,900	28,064
TOTAL MEXICO		314,468
Netherlands - 1.0%
ASML Holding NV (NY Shares)	11,300	257,527
Papua New Guinea - 0.2%
Oil Search Ltd.	11,022	59,471
Philippines - 0.1%
Jollibee Food Corp.	21,900	18,322
Singapore - 0.2%
Singapore Exchange Ltd.	10,000	49,876
South Africa - 3.5%
African Rainbow Minerals Ltd.	13,339	450,915
JSE Ltd.	7,189	45,811
MTN Group Ltd.	12,500	216,048
Murray & Roberts Holdings Ltd.	4,632	60,612
Raubex Group Ltd.	19,621	92,270
TOTAL SOUTH AFRICA		865,656
Spain - 3.0%
Grifols SA	7,881	235,740
Inditex SA	1,300	62,538
Telefonica SA sponsored ADR	5,600	435,848
TOTAL SPAIN		734,126
Sweden - 1.1%
H&M Hennes & Mauritz AB (B Shares)	2,500	133,354
Swedish Match Co.	7,600	150,504
TOTAL SWEDEN		283,858
Common Stocks - continued
	Shares	Value
Switzerland - 12.0%
ABB Ltd. sponsored ADR	16,000	$ 419,520
EFG International	4,680	146,410
Nestle SA (Reg.)	28,150	1,234,978
Novartis AG sponsored ADR	3,200	189,920
Roche Holding AG (participation certificate)	4,046	747,653
SGS Societe Generale de Surveillance Holding SA (Reg.)	35	49,221
Sonova Holding AG	1,438	104,528
The Swatch Group AG (Reg.)	2,135	93,484
TOTAL SWITZERLAND		2,985,714
Turkey - 0.4%
Anadolu Efes Biracilik ve Malt Sanyii AS	4,800	54,125
Asya Katilim Bankasi AS	21,000	53,505
TOTAL TURKEY		107,630
United Kingdom - 20.1%
Anglo American PLC ADR	9,000	257,040
Autonomy Corp. PLC (a)	7,100	149,591
BAE Systems PLC	46,100	409,082
BG Group PLC	16,700	377,432
BHP Billiton PLC ADR	11,600	768,616
British American Tobacco PLC sponsored ADR	3,400	245,786
Datacash Group PLC	22,100	119,916
GlaxoSmithKline PLC sponsored ADR	2,600	121,056
Informa PLC	6,400	55,126
International Power PLC	17,700	144,047
Man Group PLC	32,537	393,027
Reckitt Benckiser Group PLC	8,100	441,623
Rio Tinto PLC sponsored ADR	1,650	689,040
Serco Group PLC	37,300	302,140
Tesco PLC	55,300	392,812
Xstrata PLC	2,000	143,455
TOTAL UNITED KINGDOM		5,009,789
United States of America - 7.3%
Allergan, Inc.	1,900	98,667
Berkshire Hathaway, Inc. Class B (a)	40	153,160
EnergySolutions, Inc.	3,800	77,938
FMC Technologies, Inc. (a)	3,700	228,586
Gilead Sciences, Inc. (a)	4,400	237,512
Juniper Networks, Inc. (a)	12,900	335,787
Lululemon Athletica, Inc.	300	6,660
Philip Morris International, Inc.	3,500	180,775
Common Stocks - continued
	Shares	Value
United States of America - continued
Pricesmart, Inc.	4,805	$ 112,677
Varian Semiconductor Equipment Associates, Inc. (a)	2,100	61,362
Visa, Inc.	4,300	314,158
TOTAL UNITED STATES OF AMERICA		1,807,282
TOTAL COMMON STOCKS (Cost $25,180,041)		24,366,003
Investment Companies - 1.0%

United States of America - 1.0%
iShares MSCI EAFE Growth Index ETF (Cost $253,332)	3,700	252,562
Cash Equivalents - 1.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 2.07%, dated 7/31/08 due 8/1/08 (Collateralized by U.S. Government Obligations) # (Cost $453,000)	$ 453,026	453,000
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $25,886,373)		25,071,565
NET OTHER ASSETS - (0.8)%		(209,489)
NET ASSETS - 100%		$ 24,862,076
Legend
(a) Non-income producing
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$453,000 due 8/01/08 at 2.07%
BNP Paribas Securities Corp.	$ 156,707
Banc of America Securities LLC	24,552
Barclays Capital, Inc.	271,741
$ 453,000
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $26,091,281. Net unrealized depreciation aggregated $1,019,716, of which $1,298,757 related to appreciated investment securities and $2,318,473 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® International Small Cap Fund

July 31, 2008

1.804839.104

ISC-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value (000s)
Australia - 8.5%
Allied Gold Ltd. (United Kingdom) (a)	5,974,800	$ 2,200
Arrow Energy Ltd. (a)	778,977	2,399
Ausenco Ltd.	905,256	11,951
Babcock & Brown Wind Partners	923,705	1,405
Bradken Ltd.	105,000	890
Centamin Egypt Ltd. (a)	6,330,015	6,866
Centennial Coal Co. Ltd. (e)	855,204	4,171
Coal of Africa Ltd. (a)	2,311,000	6,753
DUET Group	72,777	202
FKP Property Group unit	374,408	1,604
Gloucester Coal Ltd.	543,104	6,081
Incitec Pivot Ltd.	69,887	10,793
International Ferro Metals (a)	1,120,021	1,738
JB Hi-Fi Ltd.	131,609	1,509
MacArthur Coal Ltd. (e)	234,404	3,571
Macquarie Airports unit	334,409	888
Metcash Ltd.	712,916	2,679
Mineral Securities Ltd. CDI (a)	1,519,202	1,259
Monto Minerals Ltd. (a)	8,206,552	546
Monto Minerals Ltd. warrants 5/25/09 (a)	1,485,934	0
Navitas Ltd.	733,425	1,554
Northern Iron Ltd.	1,254,341	3,992
Queensland Gas Co. Ltd. (a)	888,602	3,933
Seek Ltd. (e)	373,898	1,760
Tassal Group Ltd.	3,434,193	7,761
Tianshan Goldfields Ltd. (a)	744,712	210
Tianshan Goldfields Ltd. (United Kingdom) (a)	100,000	27
United Group Ltd.	409,238	5,145
WorleyParsons Ltd.	53,028	1,597
Wotif.com Holdings Ltd.	851,480	2,542
TOTAL AUSTRALIA		96,026
Belgium - 0.3%
Hansen Transmission International NV	563,600	3,505
Bermuda - 1.7%
Oakley Capital Investments Ltd.	1,458,000	2,574
Peace Mark Holdings Ltd.	1,010,000	633
Ports Design Ltd.	780,000	2,110
PureCircle Ltd.	616,000	2,904
Seadrill Ltd.	150,600	4,497
Tanzanite One Ltd.	2,842,401	1,682
TPV Technology Ltd.	2,212,000	1,137
Common Stocks - continued
	Shares	Value (000s)
Bermuda - continued
Vtech Holdings Ltd.	544,000	$ 3,326
Zambezi Resources Ltd. CDI (a)	1,858,535	263
TOTAL BERMUDA		19,126
British Virgin Islands - 1.2%
Albidon Ltd. unit (a)	1,469,000	3,716
Kalahari Energy (g)	1,451,000	1,814
Playtech Ltd.	757,700	7,724
TOTAL BRITISH VIRGIN ISLANDS		13,254
Canada - 2.6%
AirSea Lines (g)	1,893,338	443
AirSea Lines warrants 8/4/11 (a)(g)	1,862,300	0
Aquiline Resources, Inc. (a)	316,700	1,964
Artumas Group, Inc. (a)(e)	220,000	1,041
European Goldfields Ltd. (a)	1,089,500	3,267
Red Back Mining, Inc. (a)	836,800	7,102
Rock Well Petroleum, Inc. (g)	770,400	1,529
Sino-Forest Corp. (a)	72,000	1,146
Starfield Resources, Inc. (a)	4,328,075	3,382
Visual Defence, Inc. (a)(f)	4,664,100	987
Western Canadian Coal Corp. (a)(e)	920,718	6,304
Western Canadian Coal Corp. (United Kingdom) (a)	274,186	1,890
TOTAL CANADA		29,055
Cayman Islands - 1.3%
International Consolidated Minerals, Inc. (a)	852,927	3,348
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	26,500	1,855
New World Department Store China Ltd.	2,909,000	2,353
Orchid Developments Group Ltd. (a)	1,211,000	2,926
Stella International Holdings Ltd.	23,500	41
TCC International Holdings Ltd. (a)	7,180,000	3,700
TOTAL CAYMAN ISLANDS		14,223
China - 0.3%
Baidu.com, Inc. sponsored ADR (a)	4,600	1,597
Focus Media Holding Ltd. ADR (a)	25,600	761
Yantai Changyu Pioneer Wine Co. (B Shares)	188,110	1,145
TOTAL CHINA		3,503
Common Stocks - continued
	Shares	Value (000s)
Cyprus - 0.3%
Buried Hill Energy (Cyprus) PCL (g)	1,947,000	$ 2,142
Mirland Development Corp. PLC (a)	238,500	1,294
TOTAL CYPRUS		3,436
Denmark - 1.1%
Vestas Wind Systems AS (a)	94,100	12,272
Egypt - 0.3%
Talaat Moustafa Group Holding (a)	1,881,600	2,878
Finland - 1.2%
Metso Corp.	84,700	3,041
Nokian Tyres Ltd.	251,040	10,809
TOTAL FINLAND		13,850
France - 3.8%
Adenclassifieds SA (a)	28,700	684
Altamir Amboise	319,700	3,225
April Group	84,700	4,222
Audika SA	110,800	5,001
Boursorama (a)	177,000	1,875
Delachaux SA	40,518	4,191
Devoteam SA	41,900	1,404
Laurent-Perrier Group	9,060	1,197
LeGuide.com SA (a)	96,800	2,125
Maisons France Confort	48,000	1,865
Meetic (a)(e)	227,100	4,089
SeLoger.com (a)(e)	147,000	3,549
SR Teleperformance SA	123,200	4,730
Vilmorin & Cie (e)	26,810	5,049
TOTAL FRANCE		43,206
Germany - 3.9%
Delticom AG	53,200	3,698
Fresenius Medical Care AG	130,010	7,162
Gerresheimer AG	103,000	5,337
KROMI Logistik AG (a)	126,500	1,698
Q-Cells AG (a)(e)	82,400	7,983
Rational AG	30,300	5,635
SMA Solar Technology AG	62,600	5,295
Solarvalue AG (a)	12,100	506
United Internet AG (a)	112,500	2,164
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Vossloh AG	19,000	$ 2,453
Wirecard AG	250,600	2,383
TOTAL GERMANY		44,314
Greece - 0.7%
Babis Vovos International Technical SA (a)	176,900	5,401
Jumbo SA	95,700	2,461
TOTAL GREECE		7,862
Hong Kong - 1.0%
Cafe de Coral Holdings Ltd.	104,000	197
Li & Fung Ltd.	162,000	553
Sa Sa International Holdings Ltd.	830,000	372
Shaw Brothers (Hong Kong) Ltd.	82,000	210
Texwinca Holdings Ltd.	892,000	787
Wing Hang Bank Ltd.	192,000	2,582
Wing Lung Bank Ltd.	309,800	6,080
TOTAL HONG KONG		10,781
Indonesia - 0.2%
PT Bumi Resources Tbk	2,628,000	1,950
Ireland - 0.7%
Kenmare Resources PLC (a)	1,165,900	817
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	608
Paddy Power PLC (Ireland)	172,000	4,793
Petroceltic International PLC (a)	13,644,934	2,245
Vimio PLC (a)	867,300	0
TOTAL IRELAND		8,463
Italy - 0.7%
Seldovia Native Association, Inc. (SNAI) (a)(e)	1,291,190	7,148
Teleunit SpA (a)(f)	12,312,258	713
TOTAL ITALY		7,861
Japan - 29.5%
ABC-Mart, Inc.	34,400	861
Air Water, Inc.	466,000	5,853
Airport Facilities Co. Ltd.	227,400	1,414
Alpen Co. Ltd.	200,700	3,698
Arnest One Corp.	311,500	1,201
C. Uyemura & Co. Ltd.	62,600	2,437
Chiba Bank Ltd.	354,000	2,362
CMIC Co. Ltd.	5,500	1,886
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Create SD Co. Ltd.	57,800	$ 1,133
CyberAgent, Inc.	2,374	3,162
Daicel Chemical Industries Ltd.	712,000	4,210
Daihen Corp.	1,069,000	4,112
Daikin Industries Ltd.	29,600	1,264
Dainippon Screen Manufacturing Co. Ltd.	498,000	1,832
Daiseki Co. Ltd.	104,630	3,365
Daito Gyorui Co. Ltd.	284,000	416
Don Quijote Co. Ltd. (e)	134,800	2,524
eAccess Ltd. (e)	3,705	1,927
EPS Co. Ltd.	1,354	6,074
F&M Co. Ltd.	607	114
FamilyMart Co. Ltd.	113,800	4,979
Ferrotec Corp.	82,000	1,205
FreeBit Co., Ltd. (a)(e)	650	2,898
Fujikura Ltd.	640,000	2,886
Fujitsu Component Ltd.	242	216
Furuno Electric Co. Ltd.	205,000	2,696
Green Hospital Supply, Inc.	2,780	1,360
Hamamatsu Photonics KK	65,700	1,754
Harmonic Drive Systems, Inc.	537	2,041
Hikari Tsushin, Inc.	188,100	5,771
Hisaka Works Ltd. (e)	166,000	3,485
Hisamitsu Pharmaceutical Co., Inc.	43,200	1,810
Hitachi Construction Machinery Co. Ltd.	53,000	1,415
Hitachi Metals Ltd.	94,000	1,560
Hokuto Corp. (e)	229,400	6,134
Hosiden Corp. (e)	71,100	1,169
Ichirokudo Co. Ltd. (a)	1,042	695
Ichiyoshi Securities Co. Ltd. (e)	196,400	1,951
Iino Kaiun Kaisha Ltd. (e)	444,300	3,826
Inpex Holdings, Inc.	717	7,252
Itochu Corp.	511,000	5,078
Japan Asia Investment Co. Ltd.	693,000	3,135
Japan Steel Works Ltd.	94,000	1,686
JFE Shoji Holdings, Inc.	741,000	5,714
Kakaku.com, Inc. (e)	1,067	2,881
Kinki Sharyo Co. Ltd. (a)(e)	247,000	1,103
Konica Minolta Holdings, Inc.	110,000	1,806
Kura Corp. Ltd.	798	1,547
Kuraray Co. Ltd.	479,000	5,177
LAC Holdings, Inc.	11,700	35
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Meiko Electronics Co. Ltd.	94,400	$ 2,240
Message Co. Ltd.	2,095	2,893
Micronics Japan Co. Ltd.	127,900	3,521
Mitsubishi UFJ Lease & Finance Co. Ltd.	103,080	4,529
Mitsui Mining Co. Ltd.	803,000	2,568
Mitsui O.S.K. Lines Ltd.	158,000	2,046
Nabtesco Corp.	197,000	2,244
Namco Bandai Holdings, Inc.	605,500	7,346
NIC Corp.	16,800	69
Nidec Corp.	22,400	1,601
Nihon Dempa Kogyo Co. Ltd. (e)	243,800	4,406
Nihon Kohden Corp.	207,400	3,658
Nihon Nohyaku Co. Ltd. (e)	335,000	2,736
Nihon Trim Co. Ltd. (e)	150,550	3,021
Nihonwasou Holdings, Inc.	512	134
Nikon Corp.	139,000	4,038
Nippon Commercial Investment Corp.	916	2,564
Nippon Oil Corp.	275,000	1,741
Nippon Seiki Co. Ltd.	414,000	5,971
Nissha Printing Co. Ltd.	24,000	1,208
NOF Corp. (e)	437,000	1,969
NS Solutions Corp.	170,600	3,265
NSK Ltd.	129,000	1,062
Obara Corp.	50	1
Oenon Holdings, Inc.	412,000	1,249
Oiles Corp.	40	1
Onward Holdings Co. Ltd.	153,000	1,673
ORIX JREIT, Inc.	597	3,331
Otsuka Corp.	76,200	5,043
Pigeon Corp. (e)	65,200	1,511
Produce Co. Ltd. (a)(e)	1,446	4,235
Rengo Co. Ltd. (e)	568,000	4,001
Rohto Pharmaceutical Co. Ltd.	343,000	3,844
Roland DG Corp. (e)	119,000	2,603
Sankyu, Inc.	1,081,000	5,350
Santen Pharmaceutical Co. Ltd.	78,300	2,141
Sanyo Special Steel Co. Ltd. (e)	310,000	1,566
Sato Corp.	401,400	4,915
Sec Carbon Ltd.	132,000	1,015
Sega Sammy Holdings, Inc.	244,500	2,289
Sekisui Chemical Co. Ltd.	506,000	3,227
Seria Co. Ltd.	2	1
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Seven Bank Ltd.	1,115	$ 2,666
Shimachu Co. Ltd.	80,600	1,995
Shimadzu Corp.	566,000	5,209
Shin Nippon Biomedical Laboratories Ltd. (e)	202,500	2,767
Shin-Kobe Electric Machinery Co. Ltd. (e)	183,000	1,566
Shinohara Systems of Construction Co. Ltd.	664	291
SHO-BOND Holdings Co. Ltd.	235,200	3,693
So-net M3, Inc. (e)	864	3,379
Sony Financial Holdings, Inc.	269	1,017
SRI Sports Ltd.	1,121	1,377
Stanley Electric Co. Ltd.	219,100	4,518
Start Today Co. Ltd.	443	1,355
Sumitomo Bakelite Co. Ltd.	957,000	4,967
Sumitomo Corp.	126,800	1,712
Sysmex Corp.	131,000	5,403
T&D Holdings, Inc.	18,300	1,155
Taikisha Ltd.	228,100	3,562
Takeei Corp. (e)	92,200	1,867
The Suruga Bank Ltd.	158,000	1,978
Tocalo Co. Ltd.	65,400	1,118
Toho Pharmaceutical Co. Ltd. (e)	148,900	2,809
Tohoku Electric Power Co., Inc.	46,300	1,028
Tokai Carbon Co. Ltd.	443,000	5,258
Tokai Rubber Industries Ltd.	141,000	1,747
Tokyo Gas Co. Ltd.	248,000	999
Toyo Suisan Kaisha Ltd.	232,000	5,860
Tsumura & Co.	346,000	9,204
Tyo, Inc.	4,000	6
USJ Co. Ltd.	3,004	1,762
Wacom Co. Ltd. (e)	795	1,766
Works Applications Co. Ltd.	3,451	3,595
Yachiyo Industry Co. Ltd.	26,400	269
Yonkyu Co. Ltd.	8,600	39
TOTAL JAPAN		331,873
Korea (South) - 1.4%
LG Household & Health Care Ltd.	17,471	3,405
MegaStudy Co. Ltd.	18,091	4,531
NHN Corp. (a)	30,558	5,018
Taewoong Co. Ltd.	24,002	2,360
TOTAL KOREA (SOUTH)		15,314
Common Stocks - continued
	Shares	Value (000s)
Luxembourg - 0.2%
GlobeOp Financial Services SA	480,400	$ 1,885
Malaysia - 0.4%
KNM Group Bhd	7,558,475	4,504
Netherlands - 1.2%
Brunel International NV	105,000	2,209
Cryo-Save Group NV	740,000	2,559
InnoConcepts NV (e)	133,700	2,055
QIAGEN NV (a)	282,300	5,378
SMARTRAC NV (a)	54,600	1,219
TOTAL NETHERLANDS		13,420
Norway - 1.3%
IMAREX NOS ASA (a)	169,600	3,451
Norwegian Property ASA (e)	451,590	1,841
Revus Energy ASA (a)(e)	295,000	4,042
Stepstone ASA (a)	2,007,910	4,967
TOTAL NORWAY		14,301
Papua New Guinea - 1.1%
Lihir Gold Ltd. (a)	654,593	1,677
New Britain Palm Oil Ltd.	90,500	707
Oil Search Ltd.	1,825,539	9,850
TOTAL PAPUA NEW GUINEA		12,234
Singapore - 0.3%
Ezra Holdings Ltd.	478,000	699
Raffles Medical Group Ltd.	2,463,000	2,197
SMRT Corp. Ltd.	791,000	1,030
TOTAL SINGAPORE		3,926
South Africa - 0.5%
African Rainbow Minerals Ltd.	166,163	5,617
Spain - 1.8%
Grifols SA	316,520	9,468
Laboratorios Almirall SA	284,000	6,002
Laboratorios Farmaceuticos ROVI SA	315,800	4,383
TOTAL SPAIN		19,853
Sweden - 2.4%
Countermine Technologies AB warrants 3/1/10 (a)	1,085,197	128
Elekta AB (B Shares)	375,000	7,883
Intrum Justitia AB	265,600	4,239
Common Stocks - continued
	Shares	Value (000s)
Sweden - continued
Modern Times Group MTG AB (B Shares)	192,310	$ 10,797
Q-Med AB (e)	233,400	1,140
RNB Retail & Brands AB (e)	293,000	927
XCounter AB (a)	1,108,000	1,355
TOTAL SWEDEN		26,469
Switzerland - 2.9%
Actelion Ltd. (Reg.) (a)(e)	285,940	15,572
Basilea Pharmaceutica AG (a)	15,730	2,604
Cytos Biotechnology AG (a)	41,219	1,936
EFG International	79,880	2,499
Temenos Group AG (a)	232,810	6,858
VZ Holding AG	49,660	3,554
TOTAL SWITZERLAND		33,023
Taiwan - 0.7%
Cathay Real Estate Development Co. Ltd.	1,747,000	835
Hung Poo Real Estate Development Co. Ltd.	1,152,000	1,367
Sinyi Realty, Inc.	1,207,645	2,808
Taiwan Fertilizer Co. Ltd.	919,000	3,311
TOTAL TAIWAN		8,321
Thailand - 0.1%
Total Access Communication PCL	847,800	1,119
United Kingdom - 19.2%
Abcam PLC	390,900	3,299
ACP Capital Ltd.	265,625	297
Advanced Fluid Connections PLC (a)	7,009,687	0
Afren PLC (a)	2,681,850	6,573
Antisoma PLC (a)	3,991,700	2,008
Appian Technology PLC warrants 7/11/09 (a)(g)	479,045	0
Ark Therapeutics Group PLC (a)	1,497,886	2,262
ASOS PLC (a)	985,942	6,226
Autonomy Corp. PLC (a)	453,000	9,544
Aveva Group PLC	401,300	12,417
Axis Shield PLC (a)	536,100	3,105
Axon Group PLC	464,500	4,253
Blackstar Investors PLC (a)	264,952	423
Blinkx PLC (a)	3,818,100	2,073
Bond International Software PLC	383,666	819
Camco International Ltd. (a)	1,154,202	992
Carluccio's PLC	731,000	1,703
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Celsis International PLC (a)	443,648	$ 1,383
Centurion Electronics PLC (a)(f)	748,299	0
Ceres Power Holdings PLC (a)(e)	528,900	2,274
China Goldmines PLC (a)	518,700	885
Clerkenwell Ventures PLC (a)	2,023,000	1,227
Clipper Windpower PLC (a)	471,300	3,791
Concateno PLC (a)	1,990,000	5,870
Connaught PLC	434,900	3,320
Corac Group PLC (a)	3,979,104	5,581
Craneware PLC	726,100	2,914
CustomVis PLC (a)(f)	14,939,536	554
CVS Group PLC	557,200	2,368
Datacash Group PLC	1,585,580	8,603
Eclipse Energy Co. Ltd. (g)	102,000	1,516
European Nickel PLC (a)	4,364,200	1,556
Faroe Petroleum PLC (a)	262,500	759
GoIndustry-DoveBid PLC (a)	1,466,500	268
IBS Group Holding Ltd. GDR (Reg. S)	60,000	1,719
Ideal Shopping Direct PLC	234,592	740
IG Group Holdings PLC	783,589	5,467
Inova Holding PLC (a)	1,443,461	0
Intec Telecom Systems PLC (a)	305,659	252
Jubilee Platinum PLC (a)(e)	1,657,843	1,235
Keronite PLC (g)	13,620,267	1,620
Landround PLC warrants 12/11/09 (a)(g)	166,666	4
London Asia Chinese Private Equity Fund Ltd. warrants 3/31/11 (a)	105,400	4
Marwyn Value Investors II Ltd. (a)	1,670,000	2,339
Max Petroleum PLC (a)(e)	3,083,220	2,756
NCC Group Ltd.	76,615	572
NDS Group PLC sponsored ADR (a)	266,200	15,370
Nviro Cleantech PLC	1,315,000	1,271
Powerleague Group PLC	786,200	686
Protherics PLC (a)	853,893	494
Pureprofile Media PLC (g)	1,108,572	824
Pursuit Dynamics PLC (a)(e)	858,304	3,570
Redhall Group PLC	297,000	1,769
Regenersis PLC (a)	815,000	1,109
Renewable Energy Generation Ltd.	1,796,300	4,177
RGI International Ltd. (a)	337,500	2,033
Rightmove PLC	249,100	1,460
Romag Holdings PLC	542,000	1,565
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Royalblue Group PLC	306,842	$ 5,269
Salamander Energy PLC (a)(e)	307,000	1,713
SDL PLC (a)	1,296,662	9,545
Serco Group PLC	539,060	4,367
Silverdell PLC (a)	921,000	847
Sinclair Pharma PLC (a)	1,888,371	1,592
SR Pharma PLC (a)	3,043,100	2,611
Stem Cell Sciences PLC (a)	425,000	138
SubSea Resources PLC warrants 11/4/09 (a)	1,805,625	0
Synergy Health PLC	471,632	7,584
Target Resources PLC (a)	1,020,000	151
TMO Biotec (g)	1,000,000	1,377
Toledo Mining Corp. PLC (a)	625,864	824
Triple Plate Junction PLC (a)	1,389,200	189
Ukrproduct Group Ltd.	988,000	1,282
Unite Group PLC	427,110	1,671
Valiant Petroleum PLC	168,600	2,876
Vectura Group PLC (a)	3,556,060	3,733
Wellstream Holdings PLC (a)	280,100	6,617
Xchanging PLC	1,652,100	7,866
York Pharma PLC (a)	837,600	553
Zenergy Power PLC (a)	819,780	3,178
ZincOx Resources PLC (a)	570,100	1,205
TOTAL UNITED KINGDOM		215,087
United States of America - 1.8%
CTC Media, Inc. (a)	291,000	6,725
Cyberview Technology, Inc. (a)(f)	996,527	0
Frontera Resources Corp. (a)	1,157,200	1,883
Frontier Mining Ltd. (a)	6,687,400	412
Phorm, Inc.	490,650	9,886
TyraTech, Inc.	191,500	1,095
XL TechGroup, Inc. (a)	1,329,250	0
TOTAL UNITED STATES OF AMERICA		20,001
TOTAL COMMON STOCKS (Cost $1,044,057)		1,062,512
Nonconvertible Preferred Stocks - 0.9%
	Shares	Value (000s)
Germany - 0.9%
Biotest AG (non-vtg.) (Cost $9,512)	110,800	$ 10,007
Investment Companies - 0.2%

United Kingdom - 0.2%
Brookwell Ltd. (f) (Cost $3,644)	1,856,210	2,526
Convertible Bonds - 0.7%
Principal Amount (000s) (d)
Canada - 0.7%
Western Canadian Coal Corp. 7.5% 3/24/11 (Cost $4,061)	CAD	4,714	8,057
Money Market Funds - 7.8%
	Shares
Fidelity Cash Central Fund, 2.35% (b)	37,009,342	37,009
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	50,393,371	50,393
TOTAL MONEY MARKET FUNDS (Cost $87,402)		87,402
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $1,148,676)		1,170,504
NET OTHER ASSETS - (4.2)%		(47,560)
NET ASSETS - 100%		$ 1,122,944
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,269,000 or 1.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AirSea Lines	8/4/06	$ 1,199
AirSea Lines warrants 8/4/11	8/4/06	$ -
Appian Technology PLC warrants 7/11/09	2/18/05	$ -
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,142
Eclipse Energy Co. Ltd.	4/28/05	$ 1,459
Kalahari Energy	9/1/06	$ 1,814
Keronite PLC	8/16/06	$ 1,549
Landround PLC warrants 12/11/09	12/12/06	$ -
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173
Rock Well Petroleum, Inc.	4/13/06	$ 1,004
TMO Biotec	10/27/05	$ 535
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,365
Fidelity Securities Lending Cash Central Fund	1,372
Total	$ 2,737
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ADVFN PLC	$ 2,066	$ -	$ 1,489	$ -	$ -
Allied Gold Ltd.	12,802	3,229	9,185	-	-
Allied Gold Ltd. (United Kingdom)	410	8,306	6,735	-	-
BioCare Solutions PLC	1,260	-	73	-	-
Brookwell Ltd.	-	3,644	-	-	2,526
Capital-XX Ltd.	3,105	736	1,321	-	-
Centurion Electronics PLC	89	-	-	-	-
Corac Group PLC	5,414	-	767	-	-
CustomVis PLC	591	421	-	-	554
Cyberview Technology, Inc.	3,802	-	-	-	-
Frontier Mining Ltd.	1,619	-	10	-	-
Healthcare Enterprise Group PLC	373	-	274	-	-
Hydrodec Group PLC	3,795	-	9,368	-	-
Impact Holdings PLC	650	-	188	-	-
Motivcom PLC	5,545	-	2,303	49	-
Phorm, Inc.	28,335	-	3,631	-	-
Skywest Airlines Ltd. (formerly known as Advent Air Ltd.)	4,437	-	3,480	222	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
SPI Lasers PLC	$ 3,778	$ -	$ 1,986	$ -	$ -
Sylvania Resources Ltd.	25,111	640	6,598	-	-
Sylvania Resources Ltd. (United Kingdom)	13,425	4,376	27,147	-	-
Tanzanite One Ltd.	8,937	-	2,507	410	-
Teleunit SpA	1,025	-	26	-	713
Visual Defence, Inc.	1,503	-	-	-	987
Total	$ 128,072	$ 21,352	$ 77,088	$ 681	$ 4,780
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,149,542,000. Net unrealized appreciation aggregated $20,962,000, of which $158,791,000 related to appreciated investment securities and $137,829,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor International
Small Cap Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Small Cap Fund

1.805999.104

AISC-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value (000s)
Australia - 8.5%
Allied Gold Ltd. (United Kingdom) (a)	5,974,800	$ 2,200
Arrow Energy Ltd. (a)	778,977	2,399
Ausenco Ltd.	905,256	11,951
Babcock & Brown Wind Partners	923,705	1,405
Bradken Ltd.	105,000	890
Centamin Egypt Ltd. (a)	6,330,015	6,866
Centennial Coal Co. Ltd. (e)	855,204	4,171
Coal of Africa Ltd. (a)	2,311,000	6,753
DUET Group	72,777	202
FKP Property Group unit	374,408	1,604
Gloucester Coal Ltd.	543,104	6,081
Incitec Pivot Ltd.	69,887	10,793
International Ferro Metals (a)	1,120,021	1,738
JB Hi-Fi Ltd.	131,609	1,509
MacArthur Coal Ltd. (e)	234,404	3,571
Macquarie Airports unit	334,409	888
Metcash Ltd.	712,916	2,679
Mineral Securities Ltd. CDI (a)	1,519,202	1,259
Monto Minerals Ltd. (a)	8,206,552	546
Monto Minerals Ltd. warrants 5/25/09 (a)	1,485,934	0
Navitas Ltd.	733,425	1,554
Northern Iron Ltd.	1,254,341	3,992
Queensland Gas Co. Ltd. (a)	888,602	3,933
Seek Ltd. (e)	373,898	1,760
Tassal Group Ltd.	3,434,193	7,761
Tianshan Goldfields Ltd. (a)	744,712	210
Tianshan Goldfields Ltd. (United Kingdom) (a)	100,000	27
United Group Ltd.	409,238	5,145
WorleyParsons Ltd.	53,028	1,597
Wotif.com Holdings Ltd.	851,480	2,542
TOTAL AUSTRALIA		96,026
Belgium - 0.3%
Hansen Transmission International NV	563,600	3,505
Bermuda - 1.7%
Oakley Capital Investments Ltd.	1,458,000	2,574
Peace Mark Holdings Ltd.	1,010,000	633
Ports Design Ltd.	780,000	2,110
PureCircle Ltd.	616,000	2,904
Seadrill Ltd.	150,600	4,497
Tanzanite One Ltd.	2,842,401	1,682
TPV Technology Ltd.	2,212,000	1,137
Common Stocks - continued
	Shares	Value (000s)
Bermuda - continued
Vtech Holdings Ltd.	544,000	$ 3,326
Zambezi Resources Ltd. CDI (a)	1,858,535	263
TOTAL BERMUDA		19,126
British Virgin Islands - 1.2%
Albidon Ltd. unit (a)	1,469,000	3,716
Kalahari Energy (g)	1,451,000	1,814
Playtech Ltd.	757,700	7,724
TOTAL BRITISH VIRGIN ISLANDS		13,254
Canada - 2.6%
AirSea Lines (g)	1,893,338	443
AirSea Lines warrants 8/4/11 (a)(g)	1,862,300	0
Aquiline Resources, Inc. (a)	316,700	1,964
Artumas Group, Inc. (a)(e)	220,000	1,041
European Goldfields Ltd. (a)	1,089,500	3,267
Red Back Mining, Inc. (a)	836,800	7,102
Rock Well Petroleum, Inc. (g)	770,400	1,529
Sino-Forest Corp. (a)	72,000	1,146
Starfield Resources, Inc. (a)	4,328,075	3,382
Visual Defence, Inc. (a)(f)	4,664,100	987
Western Canadian Coal Corp. (a)(e)	920,718	6,304
Western Canadian Coal Corp. (United Kingdom) (a)	274,186	1,890
TOTAL CANADA		29,055
Cayman Islands - 1.3%
International Consolidated Minerals, Inc. (a)	852,927	3,348
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	26,500	1,855
New World Department Store China Ltd.	2,909,000	2,353
Orchid Developments Group Ltd. (a)	1,211,000	2,926
Stella International Holdings Ltd.	23,500	41
TCC International Holdings Ltd. (a)	7,180,000	3,700
TOTAL CAYMAN ISLANDS		14,223
China - 0.3%
Baidu.com, Inc. sponsored ADR (a)	4,600	1,597
Focus Media Holding Ltd. ADR (a)	25,600	761
Yantai Changyu Pioneer Wine Co. (B Shares)	188,110	1,145
TOTAL CHINA		3,503
Common Stocks - continued
	Shares	Value (000s)
Cyprus - 0.3%
Buried Hill Energy (Cyprus) PCL (g)	1,947,000	$ 2,142
Mirland Development Corp. PLC (a)	238,500	1,294
TOTAL CYPRUS		3,436
Denmark - 1.1%
Vestas Wind Systems AS (a)	94,100	12,272
Egypt - 0.3%
Talaat Moustafa Group Holding (a)	1,881,600	2,878
Finland - 1.2%
Metso Corp.	84,700	3,041
Nokian Tyres Ltd.	251,040	10,809
TOTAL FINLAND		13,850
France - 3.8%
Adenclassifieds SA (a)	28,700	684
Altamir Amboise	319,700	3,225
April Group	84,700	4,222
Audika SA	110,800	5,001
Boursorama (a)	177,000	1,875
Delachaux SA	40,518	4,191
Devoteam SA	41,900	1,404
Laurent-Perrier Group	9,060	1,197
LeGuide.com SA (a)	96,800	2,125
Maisons France Confort	48,000	1,865
Meetic (a)(e)	227,100	4,089
SeLoger.com (a)(e)	147,000	3,549
SR Teleperformance SA	123,200	4,730
Vilmorin & Cie (e)	26,810	5,049
TOTAL FRANCE		43,206
Germany - 3.9%
Delticom AG	53,200	3,698
Fresenius Medical Care AG	130,010	7,162
Gerresheimer AG	103,000	5,337
KROMI Logistik AG (a)	126,500	1,698
Q-Cells AG (a)(e)	82,400	7,983
Rational AG	30,300	5,635
SMA Solar Technology AG	62,600	5,295
Solarvalue AG (a)	12,100	506
United Internet AG (a)	112,500	2,164
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Vossloh AG	19,000	$ 2,453
Wirecard AG	250,600	2,383
TOTAL GERMANY		44,314
Greece - 0.7%
Babis Vovos International Technical SA (a)	176,900	5,401
Jumbo SA	95,700	2,461
TOTAL GREECE		7,862
Hong Kong - 1.0%
Cafe de Coral Holdings Ltd.	104,000	197
Li & Fung Ltd.	162,000	553
Sa Sa International Holdings Ltd.	830,000	372
Shaw Brothers (Hong Kong) Ltd.	82,000	210
Texwinca Holdings Ltd.	892,000	787
Wing Hang Bank Ltd.	192,000	2,582
Wing Lung Bank Ltd.	309,800	6,080
TOTAL HONG KONG		10,781
Indonesia - 0.2%
PT Bumi Resources Tbk	2,628,000	1,950
Ireland - 0.7%
Kenmare Resources PLC (a)	1,165,900	817
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	608
Paddy Power PLC (Ireland)	172,000	4,793
Petroceltic International PLC (a)	13,644,934	2,245
Vimio PLC (a)	867,300	0
TOTAL IRELAND		8,463
Italy - 0.7%
Seldovia Native Association, Inc. (SNAI) (a)(e)	1,291,190	7,148
Teleunit SpA (a)(f)	12,312,258	713
TOTAL ITALY		7,861
Japan - 29.5%
ABC-Mart, Inc.	34,400	861
Air Water, Inc.	466,000	5,853
Airport Facilities Co. Ltd.	227,400	1,414
Alpen Co. Ltd.	200,700	3,698
Arnest One Corp.	311,500	1,201
C. Uyemura & Co. Ltd.	62,600	2,437
Chiba Bank Ltd.	354,000	2,362
CMIC Co. Ltd.	5,500	1,886
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Create SD Co. Ltd.	57,800	$ 1,133
CyberAgent, Inc.	2,374	3,162
Daicel Chemical Industries Ltd.	712,000	4,210
Daihen Corp.	1,069,000	4,112
Daikin Industries Ltd.	29,600	1,264
Dainippon Screen Manufacturing Co. Ltd.	498,000	1,832
Daiseki Co. Ltd.	104,630	3,365
Daito Gyorui Co. Ltd.	284,000	416
Don Quijote Co. Ltd. (e)	134,800	2,524
eAccess Ltd. (e)	3,705	1,927
EPS Co. Ltd.	1,354	6,074
F&M Co. Ltd.	607	114
FamilyMart Co. Ltd.	113,800	4,979
Ferrotec Corp.	82,000	1,205
FreeBit Co., Ltd. (a)(e)	650	2,898
Fujikura Ltd.	640,000	2,886
Fujitsu Component Ltd.	242	216
Furuno Electric Co. Ltd.	205,000	2,696
Green Hospital Supply, Inc.	2,780	1,360
Hamamatsu Photonics KK	65,700	1,754
Harmonic Drive Systems, Inc.	537	2,041
Hikari Tsushin, Inc.	188,100	5,771
Hisaka Works Ltd. (e)	166,000	3,485
Hisamitsu Pharmaceutical Co., Inc.	43,200	1,810
Hitachi Construction Machinery Co. Ltd.	53,000	1,415
Hitachi Metals Ltd.	94,000	1,560
Hokuto Corp. (e)	229,400	6,134
Hosiden Corp. (e)	71,100	1,169
Ichirokudo Co. Ltd. (a)	1,042	695
Ichiyoshi Securities Co. Ltd. (e)	196,400	1,951
Iino Kaiun Kaisha Ltd. (e)	444,300	3,826
Inpex Holdings, Inc.	717	7,252
Itochu Corp.	511,000	5,078
Japan Asia Investment Co. Ltd.	693,000	3,135
Japan Steel Works Ltd.	94,000	1,686
JFE Shoji Holdings, Inc.	741,000	5,714
Kakaku.com, Inc. (e)	1,067	2,881
Kinki Sharyo Co. Ltd. (a)(e)	247,000	1,103
Konica Minolta Holdings, Inc.	110,000	1,806
Kura Corp. Ltd.	798	1,547
Kuraray Co. Ltd.	479,000	5,177
LAC Holdings, Inc.	11,700	35
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Meiko Electronics Co. Ltd.	94,400	$ 2,240
Message Co. Ltd.	2,095	2,893
Micronics Japan Co. Ltd.	127,900	3,521
Mitsubishi UFJ Lease & Finance Co. Ltd.	103,080	4,529
Mitsui Mining Co. Ltd.	803,000	2,568
Mitsui O.S.K. Lines Ltd.	158,000	2,046
Nabtesco Corp.	197,000	2,244
Namco Bandai Holdings, Inc.	605,500	7,346
NIC Corp.	16,800	69
Nidec Corp.	22,400	1,601
Nihon Dempa Kogyo Co. Ltd. (e)	243,800	4,406
Nihon Kohden Corp.	207,400	3,658
Nihon Nohyaku Co. Ltd. (e)	335,000	2,736
Nihon Trim Co. Ltd. (e)	150,550	3,021
Nihonwasou Holdings, Inc.	512	134
Nikon Corp.	139,000	4,038
Nippon Commercial Investment Corp.	916	2,564
Nippon Oil Corp.	275,000	1,741
Nippon Seiki Co. Ltd.	414,000	5,971
Nissha Printing Co. Ltd.	24,000	1,208
NOF Corp. (e)	437,000	1,969
NS Solutions Corp.	170,600	3,265
NSK Ltd.	129,000	1,062
Obara Corp.	50	1
Oenon Holdings, Inc.	412,000	1,249
Oiles Corp.	40	1
Onward Holdings Co. Ltd.	153,000	1,673
ORIX JREIT, Inc.	597	3,331
Otsuka Corp.	76,200	5,043
Pigeon Corp. (e)	65,200	1,511
Produce Co. Ltd. (a)(e)	1,446	4,235
Rengo Co. Ltd. (e)	568,000	4,001
Rohto Pharmaceutical Co. Ltd.	343,000	3,844
Roland DG Corp. (e)	119,000	2,603
Sankyu, Inc.	1,081,000	5,350
Santen Pharmaceutical Co. Ltd.	78,300	2,141
Sanyo Special Steel Co. Ltd. (e)	310,000	1,566
Sato Corp.	401,400	4,915
Sec Carbon Ltd.	132,000	1,015
Sega Sammy Holdings, Inc.	244,500	2,289
Sekisui Chemical Co. Ltd.	506,000	3,227
Seria Co. Ltd.	2	1
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Seven Bank Ltd.	1,115	$ 2,666
Shimachu Co. Ltd.	80,600	1,995
Shimadzu Corp.	566,000	5,209
Shin Nippon Biomedical Laboratories Ltd. (e)	202,500	2,767
Shin-Kobe Electric Machinery Co. Ltd. (e)	183,000	1,566
Shinohara Systems of Construction Co. Ltd.	664	291
SHO-BOND Holdings Co. Ltd.	235,200	3,693
So-net M3, Inc. (e)	864	3,379
Sony Financial Holdings, Inc.	269	1,017
SRI Sports Ltd.	1,121	1,377
Stanley Electric Co. Ltd.	219,100	4,518
Start Today Co. Ltd.	443	1,355
Sumitomo Bakelite Co. Ltd.	957,000	4,967
Sumitomo Corp.	126,800	1,712
Sysmex Corp.	131,000	5,403
T&D Holdings, Inc.	18,300	1,155
Taikisha Ltd.	228,100	3,562
Takeei Corp. (e)	92,200	1,867
The Suruga Bank Ltd.	158,000	1,978
Tocalo Co. Ltd.	65,400	1,118
Toho Pharmaceutical Co. Ltd. (e)	148,900	2,809
Tohoku Electric Power Co., Inc.	46,300	1,028
Tokai Carbon Co. Ltd.	443,000	5,258
Tokai Rubber Industries Ltd.	141,000	1,747
Tokyo Gas Co. Ltd.	248,000	999
Toyo Suisan Kaisha Ltd.	232,000	5,860
Tsumura & Co.	346,000	9,204
Tyo, Inc.	4,000	6
USJ Co. Ltd.	3,004	1,762
Wacom Co. Ltd. (e)	795	1,766
Works Applications Co. Ltd.	3,451	3,595
Yachiyo Industry Co. Ltd.	26,400	269
Yonkyu Co. Ltd.	8,600	39
TOTAL JAPAN		331,873
Korea (South) - 1.4%
LG Household & Health Care Ltd.	17,471	3,405
MegaStudy Co. Ltd.	18,091	4,531
NHN Corp. (a)	30,558	5,018
Taewoong Co. Ltd.	24,002	2,360
TOTAL KOREA (SOUTH)		15,314
Common Stocks - continued
	Shares	Value (000s)
Luxembourg - 0.2%
GlobeOp Financial Services SA	480,400	$ 1,885
Malaysia - 0.4%
KNM Group Bhd	7,558,475	4,504
Netherlands - 1.2%
Brunel International NV	105,000	2,209
Cryo-Save Group NV	740,000	2,559
InnoConcepts NV (e)	133,700	2,055
QIAGEN NV (a)	282,300	5,378
SMARTRAC NV (a)	54,600	1,219
TOTAL NETHERLANDS		13,420
Norway - 1.3%
IMAREX NOS ASA (a)	169,600	3,451
Norwegian Property ASA (e)	451,590	1,841
Revus Energy ASA (a)(e)	295,000	4,042
Stepstone ASA (a)	2,007,910	4,967
TOTAL NORWAY		14,301
Papua New Guinea - 1.1%
Lihir Gold Ltd. (a)	654,593	1,677
New Britain Palm Oil Ltd.	90,500	707
Oil Search Ltd.	1,825,539	9,850
TOTAL PAPUA NEW GUINEA		12,234
Singapore - 0.3%
Ezra Holdings Ltd.	478,000	699
Raffles Medical Group Ltd.	2,463,000	2,197
SMRT Corp. Ltd.	791,000	1,030
TOTAL SINGAPORE		3,926
South Africa - 0.5%
African Rainbow Minerals Ltd.	166,163	5,617
Spain - 1.8%
Grifols SA	316,520	9,468
Laboratorios Almirall SA	284,000	6,002
Laboratorios Farmaceuticos ROVI SA	315,800	4,383
TOTAL SPAIN		19,853
Sweden - 2.4%
Countermine Technologies AB warrants 3/1/10 (a)	1,085,197	128
Elekta AB (B Shares)	375,000	7,883
Intrum Justitia AB	265,600	4,239
Common Stocks - continued
	Shares	Value (000s)
Sweden - continued
Modern Times Group MTG AB (B Shares)	192,310	$ 10,797
Q-Med AB (e)	233,400	1,140
RNB Retail & Brands AB (e)	293,000	927
XCounter AB (a)	1,108,000	1,355
TOTAL SWEDEN		26,469
Switzerland - 2.9%
Actelion Ltd. (Reg.) (a)(e)	285,940	15,572
Basilea Pharmaceutica AG (a)	15,730	2,604
Cytos Biotechnology AG (a)	41,219	1,936
EFG International	79,880	2,499
Temenos Group AG (a)	232,810	6,858
VZ Holding AG	49,660	3,554
TOTAL SWITZERLAND		33,023
Taiwan - 0.7%
Cathay Real Estate Development Co. Ltd.	1,747,000	835
Hung Poo Real Estate Development Co. Ltd.	1,152,000	1,367
Sinyi Realty, Inc.	1,207,645	2,808
Taiwan Fertilizer Co. Ltd.	919,000	3,311
TOTAL TAIWAN		8,321
Thailand - 0.1%
Total Access Communication PCL	847,800	1,119
United Kingdom - 19.2%
Abcam PLC	390,900	3,299
ACP Capital Ltd.	265,625	297
Advanced Fluid Connections PLC (a)	7,009,687	0
Afren PLC (a)	2,681,850	6,573
Antisoma PLC (a)	3,991,700	2,008
Appian Technology PLC warrants 7/11/09 (a)(g)	479,045	0
Ark Therapeutics Group PLC (a)	1,497,886	2,262
ASOS PLC (a)	985,942	6,226
Autonomy Corp. PLC (a)	453,000	9,544
Aveva Group PLC	401,300	12,417
Axis Shield PLC (a)	536,100	3,105
Axon Group PLC	464,500	4,253
Blackstar Investors PLC (a)	264,952	423
Blinkx PLC (a)	3,818,100	2,073
Bond International Software PLC	383,666	819
Camco International Ltd. (a)	1,154,202	992
Carluccio's PLC	731,000	1,703
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Celsis International PLC (a)	443,648	$ 1,383
Centurion Electronics PLC (a)(f)	748,299	0
Ceres Power Holdings PLC (a)(e)	528,900	2,274
China Goldmines PLC (a)	518,700	885
Clerkenwell Ventures PLC (a)	2,023,000	1,227
Clipper Windpower PLC (a)	471,300	3,791
Concateno PLC (a)	1,990,000	5,870
Connaught PLC	434,900	3,320
Corac Group PLC (a)	3,979,104	5,581
Craneware PLC	726,100	2,914
CustomVis PLC (a)(f)	14,939,536	554
CVS Group PLC	557,200	2,368
Datacash Group PLC	1,585,580	8,603
Eclipse Energy Co. Ltd. (g)	102,000	1,516
European Nickel PLC (a)	4,364,200	1,556
Faroe Petroleum PLC (a)	262,500	759
GoIndustry-DoveBid PLC (a)	1,466,500	268
IBS Group Holding Ltd. GDR (Reg. S)	60,000	1,719
Ideal Shopping Direct PLC	234,592	740
IG Group Holdings PLC	783,589	5,467
Inova Holding PLC (a)	1,443,461	0
Intec Telecom Systems PLC (a)	305,659	252
Jubilee Platinum PLC (a)(e)	1,657,843	1,235
Keronite PLC (g)	13,620,267	1,620
Landround PLC warrants 12/11/09 (a)(g)	166,666	4
London Asia Chinese Private Equity Fund Ltd. warrants 3/31/11 (a)	105,400	4
Marwyn Value Investors II Ltd. (a)	1,670,000	2,339
Max Petroleum PLC (a)(e)	3,083,220	2,756
NCC Group Ltd.	76,615	572
NDS Group PLC sponsored ADR (a)	266,200	15,370
Nviro Cleantech PLC	1,315,000	1,271
Powerleague Group PLC	786,200	686
Protherics PLC (a)	853,893	494
Pureprofile Media PLC (g)	1,108,572	824
Pursuit Dynamics PLC (a)(e)	858,304	3,570
Redhall Group PLC	297,000	1,769
Regenersis PLC (a)	815,000	1,109
Renewable Energy Generation Ltd.	1,796,300	4,177
RGI International Ltd. (a)	337,500	2,033
Rightmove PLC	249,100	1,460
Romag Holdings PLC	542,000	1,565
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Royalblue Group PLC	306,842	$ 5,269
Salamander Energy PLC (a)(e)	307,000	1,713
SDL PLC (a)	1,296,662	9,545
Serco Group PLC	539,060	4,367
Silverdell PLC (a)	921,000	847
Sinclair Pharma PLC (a)	1,888,371	1,592
SR Pharma PLC (a)	3,043,100	2,611
Stem Cell Sciences PLC (a)	425,000	138
SubSea Resources PLC warrants 11/4/09 (a)	1,805,625	0
Synergy Health PLC	471,632	7,584
Target Resources PLC (a)	1,020,000	151
TMO Biotec (g)	1,000,000	1,377
Toledo Mining Corp. PLC (a)	625,864	824
Triple Plate Junction PLC (a)	1,389,200	189
Ukrproduct Group Ltd.	988,000	1,282
Unite Group PLC	427,110	1,671
Valiant Petroleum PLC	168,600	2,876
Vectura Group PLC (a)	3,556,060	3,733
Wellstream Holdings PLC (a)	280,100	6,617
Xchanging PLC	1,652,100	7,866
York Pharma PLC (a)	837,600	553
Zenergy Power PLC (a)	819,780	3,178
ZincOx Resources PLC (a)	570,100	1,205
TOTAL UNITED KINGDOM		215,087
United States of America - 1.8%
CTC Media, Inc. (a)	291,000	6,725
Cyberview Technology, Inc. (a)(f)	996,527	0
Frontera Resources Corp. (a)	1,157,200	1,883
Frontier Mining Ltd. (a)	6,687,400	412
Phorm, Inc.	490,650	9,886
TyraTech, Inc.	191,500	1,095
XL TechGroup, Inc. (a)	1,329,250	0
TOTAL UNITED STATES OF AMERICA		20,001
TOTAL COMMON STOCKS (Cost $1,044,057)		1,062,512
Nonconvertible Preferred Stocks - 0.9%
	Shares	Value (000s)
Germany - 0.9%
Biotest AG (non-vtg.) (Cost $9,512)	110,800	$ 10,007
Investment Companies - 0.2%

United Kingdom - 0.2%
Brookwell Ltd. (f) (Cost $3,644)	1,856,210	2,526
Convertible Bonds - 0.7%
Principal Amount (000s) (d)
Canada - 0.7%
Western Canadian Coal Corp. 7.5% 3/24/11 (Cost $4,061)	CAD	4,714	8,057
Money Market Funds - 7.8%
	Shares
Fidelity Cash Central Fund, 2.35% (b)	37,009,342	37,009
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	50,393,371	50,393
TOTAL MONEY MARKET FUNDS (Cost $87,402)		87,402
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $1,148,676)		1,170,504
NET OTHER ASSETS - (4.2)%		(47,560)
NET ASSETS - 100%		$ 1,122,944
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,269,000 or 1.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AirSea Lines	8/4/06	$ 1,199
AirSea Lines warrants 8/4/11	8/4/06	$ -
Appian Technology PLC warrants 7/11/09	2/18/05	$ -
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,142
Eclipse Energy Co. Ltd.	4/28/05	$ 1,459
Kalahari Energy	9/1/06	$ 1,814
Keronite PLC	8/16/06	$ 1,549
Landround PLC warrants 12/11/09	12/12/06	$ -
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173
Rock Well Petroleum, Inc.	4/13/06	$ 1,004
TMO Biotec	10/27/05	$ 535
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,365
Fidelity Securities Lending Cash Central Fund	1,372
Total	$ 2,737
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ADVFN PLC	$ 2,066	$ -	$ 1,489	$ -	$ -
Allied Gold Ltd.	12,802	3,229	9,185	-	-
Allied Gold Ltd. (United Kingdom)	410	8,306	6,735	-	-
BioCare Solutions PLC	1,260	-	73	-	-
Brookwell Ltd.	-	3,644	-	-	2,526
Capital-XX Ltd.	3,105	736	1,321	-	-
Centurion Electronics PLC	89	-	-	-	-
Corac Group PLC	5,414	-	767	-	-
CustomVis PLC	591	421	-	-	554
Cyberview Technology, Inc.	3,802	-	-	-	-
Frontier Mining Ltd.	1,619	-	10	-	-
Healthcare Enterprise Group PLC	373	-	274	-	-
Hydrodec Group PLC	3,795	-	9,368	-	-
Impact Holdings PLC	650	-	188	-	-
Motivcom PLC	5,545	-	2,303	49	-
Phorm, Inc.	28,335	-	3,631	-	-
Skywest Airlines Ltd. (formerly known as Advent Air Ltd.)	4,437	-	3,480	222	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
SPI Lasers PLC	$ 3,778	$ -	$ 1,986	$ -	$ -
Sylvania Resources Ltd.	25,111	640	6,598	-	-
Sylvania Resources Ltd. (United Kingdom)	13,425	4,376	27,147	-	-
Tanzanite One Ltd.	8,937	-	2,507	410	-
Teleunit SpA	1,025	-	26	-	713
Visual Defence, Inc.	1,503	-	-	-	987
Total	$ 128,072	$ 21,352	$ 77,088	$ 681	$ 4,780
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,149,542,000. Net unrealized appreciation aggregated $20,962,000, of which $158,791,000 related to appreciated investment securities and $137,829,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® International Small Cap
Opportunities Fund

July 31, 2008

1.834743.102

ILS-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value
Australia - 6.6%
Babcock & Brown Infrastructure Group unit	4,561,052	$ 3,865,423
Babcock & Brown Ltd. (d)	2,753,542	17,009,246
Babcock & Brown Power unit	6,000,000	3,898,431
Downer EDI Ltd.	3,242,092	21,095,649
Silex Systems Ltd. (a)	836,160	5,944,644
Sino Gold Mining Ltd. (a)	1,100,000	5,282,656
TOTAL AUSTRALIA		57,096,049
Austria - 0.8%
Andritz AG	111,796	6,664,058
Bermuda - 0.7%
Noble Group Ltd.	3,841,000	6,067,398
Brazil - 2.4%
Cosan SA Industria e Comercio	1,070,000	20,842,381
Canada - 0.7%
Silver Wheaton Corp. (a)	500,000	6,421,839
Cayman Islands - 6.0%
CNinsure, Inc. ADR (d)	409,600	5,672,960
Himax Technologies, Inc. sponsored ADR	8,253,009	31,361,434
LDK Solar Co. Ltd. sponsored ADR (a)(d)	451,300	15,195,271
TOTAL CAYMAN ISLANDS		52,229,665
China - 5.9%
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	1,801,341	6,556,881
Focus Media Holding Ltd. ADR (a)(d)	555,800	16,512,818
Global Bio-Chem Technology Group Co. Ltd.	50,703,300	19,172,315
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	325,000	8,394,750
TOTAL CHINA		50,636,764
Finland - 1.2%
KCI Konecranes Oyj	84,000	3,337,073
Outotec Oyj	130,406	6,641,810
TOTAL FINLAND		9,978,883
France - 1.2%
Nexans SA	46,874	5,563,750
Ubisoft Entertainment SA (a)	48,569	4,780,102
TOTAL FRANCE		10,343,852
Germany - 6.3%
Demag Cranes AG	60,000	3,278,455
Common Stocks - continued
	Shares	Value
Germany - continued
GEA Group AG	792,600	$ 26,078,057
Q-Cells AG (a)(d)	46,985	4,551,999
SGL Carbon AG (a)	206,808	13,764,732
Vossloh AG	50,000	6,454,736
TOTAL GERMANY		54,127,979
Hong Kong - 0.3%
BYD Electronic International Co. Ltd.	4,928,000	2,400,328
Italy - 1.9%
Impregilo SpA (a)(d)	3,265,200	16,118,911
Japan - 17.0%
Capcom Co. Ltd.	56,900	1,782,575
CyberAgent, Inc. (d)	4,535	6,040,222
Elpida Memory, Inc. (a)	300,000	8,592,085
Hikari Tsushin, Inc.	184,100	5,648,077
Ichiyoshi Securities Co. Ltd. (d)	716,400	7,118,184
JAFCO Co. Ltd.	184,600	7,151,988
JGC Corp.	259,000	5,243,456
NGK Insulators Ltd.	150,000	2,182,249
Nidec Sankyo Corp. (d)	1,214,000	7,088,887
Nintendo Co. Ltd.	16,800	7,761,600
Nippon Carbon Co. Ltd. (d)	1,207,000	6,779,516
Pal Co. Ltd. (d)	251,000	2,663,778
Promise Co. Ltd.	268,150	6,859,709
Rakuten, Inc.	18,475	9,349,662
SBI Holdings, Inc.	27,827	6,667,235
SBI Securities Co. Ltd.	9,838	8,367,863
Sparx Group Co. Ltd. (d)	24,335	6,992,168
Sugi Pharmacy Co. Ltd. (d)	418,200	11,899,843
Sumco Corp.	599,860	13,612,718
Tokai Carbon Co. Ltd.	937,000	11,122,335
Wacom Co. Ltd. (d)	1,553	3,448,872
TOTAL JAPAN		146,373,022
Korea (South) - 1.2%
CJ CheilJedang Corp. (a)	44,180	10,171,553
Netherlands - 6.4%
Advanced Metallurgical Group NV (d)	265,578	21,736,700
Gemalto NV (a)	632,600	23,854,802
Common Stocks - continued
	Shares	Value
Netherlands - continued
Koninklijke Wessanen NV	317,015	$ 3,121,555
QIAGEN NV (a)	352,786	6,628,849
TOTAL NETHERLANDS		55,341,906
Norway - 6.5%
Marine Harvest ASA (a)(d)	35,659,000	25,263,238
Norwegian Property ASA (d)	560,856	2,287,042
Petroleum Geo-Services ASA	495,500	11,434,572
Pronova BioPharma ASA	1,000,000	3,457,495
Renewable Energy Corp. AS (a)(d)	477,700	13,833,983
TOTAL NORWAY		56,276,330
Papua New Guinea - 6.4%
Lihir Gold Ltd. (a)	14,300,867	36,628,640
Lihir Gold Ltd. sponsored ADR (a)	720,000	18,777,600
TOTAL PAPUA NEW GUINEA		55,406,240
Portugal - 0.5%
Banif SGPS SA (d)	1,475,275	4,083,835
Switzerland - 3.8%
BB BIOTECH AG	196,970	17,046,424
EFG International	512,120	16,021,243
TOTAL SWITZERLAND		33,067,667
Taiwan - 2.0%
HannStar Display Corp. (a)	58,942,292	17,589,225
United Kingdom - 10.1%
ARM Holdings PLC sponsored ADR	1,848,700	10,482,129
Autonomy Corp. PLC (a)	616,700	12,993,375
BlueBay Asset Management (d)	808,100	4,506,409
easyJet PLC (a)	1,300,000	8,521,907
Informa PLC	1,221,200	10,518,736
Invensys PLC (a)	3,190,900	17,769,422
Max Petroleum PLC (a)	4,500,000	4,022,000
Premier Foods PLC	5,899,300	10,095,222
Renovo Group PLC (a)	8,702,203	8,203,959
TOTAL UNITED KINGDOM		87,113,159
United States of America - 4.6%
AGCO Corp. (a)	92,700	5,548,095
Chiquita Brands International, Inc. (a)(d)	1,087,400	16,691,590
SiRF Technology Holdings, Inc. (a)(d)	1,199,613	4,078,684
Common Stocks - continued
	Shares	Value
United States of America - continued
Titanium Metals Corp. (d)	355,729	$ 4,005,509
Virgin Media, Inc.	800,000	8,976,000
TOTAL UNITED STATES OF AMERICA		39,299,878
TOTAL COMMON STOCKS (Cost $819,330,680)		797,650,922
Money Market Funds - 16.8%

Fidelity Cash Central Fund, 2.35% (b)	27,756,062	27,756,062
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	117,010,350	117,010,350
TOTAL MONEY MARKET FUNDS (Cost $144,766,412)		144,766,412
TOTAL INVESTMENT PORTFOLIO - 109.3% (Cost $964,097,092)		942,417,334
NET OTHER ASSETS - (9.3)%		(79,954,496)
NET ASSETS - 100%		$ 862,462,838
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 295,458
Fidelity Securities Lending Cash Central Fund	3,127,304
Total	$ 3,422,762
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
First Tractor Co. Ltd. (H Shares)	$ 11,999,397	$ -	$ 5,122,915	$ 68,411	$ -
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $968,060,915. Net unrealized depreciation aggregated $25,643,581, of which $101,754,897 related to appreciated investment securities and $127,398,478 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor International
Small Cap Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® International
Small Cap Opportunities Fund

1.834740.102

AILS-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value
Australia - 6.6%
Babcock & Brown Infrastructure Group unit	4,561,052	$ 3,865,423
Babcock & Brown Ltd. (d)	2,753,542	17,009,246
Babcock & Brown Power unit	6,000,000	3,898,431
Downer EDI Ltd.	3,242,092	21,095,649
Silex Systems Ltd. (a)	836,160	5,944,644
Sino Gold Mining Ltd. (a)	1,100,000	5,282,656
TOTAL AUSTRALIA		57,096,049
Austria - 0.8%
Andritz AG	111,796	6,664,058
Bermuda - 0.7%
Noble Group Ltd.	3,841,000	6,067,398
Brazil - 2.4%
Cosan SA Industria e Comercio	1,070,000	20,842,381
Canada - 0.7%
Silver Wheaton Corp. (a)	500,000	6,421,839
Cayman Islands - 6.0%
CNinsure, Inc. ADR (d)	409,600	5,672,960
Himax Technologies, Inc. sponsored ADR	8,253,009	31,361,434
LDK Solar Co. Ltd. sponsored ADR (a)(d)	451,300	15,195,271
TOTAL CAYMAN ISLANDS		52,229,665
China - 5.9%
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	1,801,341	6,556,881
Focus Media Holding Ltd. ADR (a)(d)	555,800	16,512,818
Global Bio-Chem Technology Group Co. Ltd.	50,703,300	19,172,315
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	325,000	8,394,750
TOTAL CHINA		50,636,764
Finland - 1.2%
KCI Konecranes Oyj	84,000	3,337,073
Outotec Oyj	130,406	6,641,810
TOTAL FINLAND		9,978,883
France - 1.2%
Nexans SA	46,874	5,563,750
Ubisoft Entertainment SA (a)	48,569	4,780,102
TOTAL FRANCE		10,343,852
Germany - 6.3%
Demag Cranes AG	60,000	3,278,455
Common Stocks - continued
	Shares	Value
Germany - continued
GEA Group AG	792,600	$ 26,078,057
Q-Cells AG (a)(d)	46,985	4,551,999
SGL Carbon AG (a)	206,808	13,764,732
Vossloh AG	50,000	6,454,736
TOTAL GERMANY		54,127,979
Hong Kong - 0.3%
BYD Electronic International Co. Ltd.	4,928,000	2,400,328
Italy - 1.9%
Impregilo SpA (a)(d)	3,265,200	16,118,911
Japan - 17.0%
Capcom Co. Ltd.	56,900	1,782,575
CyberAgent, Inc. (d)	4,535	6,040,222
Elpida Memory, Inc. (a)	300,000	8,592,085
Hikari Tsushin, Inc.	184,100	5,648,077
Ichiyoshi Securities Co. Ltd. (d)	716,400	7,118,184
JAFCO Co. Ltd.	184,600	7,151,988
JGC Corp.	259,000	5,243,456
NGK Insulators Ltd.	150,000	2,182,249
Nidec Sankyo Corp. (d)	1,214,000	7,088,887
Nintendo Co. Ltd.	16,800	7,761,600
Nippon Carbon Co. Ltd. (d)	1,207,000	6,779,516
Pal Co. Ltd. (d)	251,000	2,663,778
Promise Co. Ltd.	268,150	6,859,709
Rakuten, Inc.	18,475	9,349,662
SBI Holdings, Inc.	27,827	6,667,235
SBI Securities Co. Ltd.	9,838	8,367,863
Sparx Group Co. Ltd. (d)	24,335	6,992,168
Sugi Pharmacy Co. Ltd. (d)	418,200	11,899,843
Sumco Corp.	599,860	13,612,718
Tokai Carbon Co. Ltd.	937,000	11,122,335
Wacom Co. Ltd. (d)	1,553	3,448,872
TOTAL JAPAN		146,373,022
Korea (South) - 1.2%
CJ CheilJedang Corp. (a)	44,180	10,171,553
Netherlands - 6.4%
Advanced Metallurgical Group NV (d)	265,578	21,736,700
Gemalto NV (a)	632,600	23,854,802
Common Stocks - continued
	Shares	Value
Netherlands - continued
Koninklijke Wessanen NV	317,015	$ 3,121,555
QIAGEN NV (a)	352,786	6,628,849
TOTAL NETHERLANDS		55,341,906
Norway - 6.5%
Marine Harvest ASA (a)(d)	35,659,000	25,263,238
Norwegian Property ASA (d)	560,856	2,287,042
Petroleum Geo-Services ASA	495,500	11,434,572
Pronova BioPharma ASA	1,000,000	3,457,495
Renewable Energy Corp. AS (a)(d)	477,700	13,833,983
TOTAL NORWAY		56,276,330
Papua New Guinea - 6.4%
Lihir Gold Ltd. (a)	14,300,867	36,628,640
Lihir Gold Ltd. sponsored ADR (a)	720,000	18,777,600
TOTAL PAPUA NEW GUINEA		55,406,240
Portugal - 0.5%
Banif SGPS SA (d)	1,475,275	4,083,835
Switzerland - 3.8%
BB BIOTECH AG	196,970	17,046,424
EFG International	512,120	16,021,243
TOTAL SWITZERLAND		33,067,667
Taiwan - 2.0%
HannStar Display Corp. (a)	58,942,292	17,589,225
United Kingdom - 10.1%
ARM Holdings PLC sponsored ADR	1,848,700	10,482,129
Autonomy Corp. PLC (a)	616,700	12,993,375
BlueBay Asset Management (d)	808,100	4,506,409
easyJet PLC (a)	1,300,000	8,521,907
Informa PLC	1,221,200	10,518,736
Invensys PLC (a)	3,190,900	17,769,422
Max Petroleum PLC (a)	4,500,000	4,022,000
Premier Foods PLC	5,899,300	10,095,222
Renovo Group PLC (a)	8,702,203	8,203,959
TOTAL UNITED KINGDOM		87,113,159
United States of America - 4.6%
AGCO Corp. (a)	92,700	5,548,095
Chiquita Brands International, Inc. (a)(d)	1,087,400	16,691,590
SiRF Technology Holdings, Inc. (a)(d)	1,199,613	4,078,684
Common Stocks - continued
	Shares	Value
United States of America - continued
Titanium Metals Corp. (d)	355,729	$ 4,005,509
Virgin Media, Inc.	800,000	8,976,000
TOTAL UNITED STATES OF AMERICA		39,299,878
TOTAL COMMON STOCKS (Cost $819,330,680)		797,650,922
Money Market Funds - 16.8%

Fidelity Cash Central Fund, 2.35% (b)	27,756,062	27,756,062
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	117,010,350	117,010,350
TOTAL MONEY MARKET FUNDS (Cost $144,766,412)		144,766,412
TOTAL INVESTMENT PORTFOLIO - 109.3% (Cost $964,097,092)		942,417,334
NET OTHER ASSETS - (9.3)%		(79,954,496)
NET ASSETS - 100%		$ 862,462,838
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 295,458
Fidelity Securities Lending Cash Central Fund	3,127,304
Total	$ 3,422,762
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
First Tractor Co. Ltd. (H Shares)	$ 11,999,397	$ -	$ 5,122,915	$ 68,411	$ -
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $968,060,915. Net unrealized depreciation aggregated $25,643,581, of which $101,754,897 related to appreciated investment securities and $127,398,478 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® International
Value Fund

July 31, 2008

1.834741.102

FIV-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Australia - 2.1%
AMP Ltd.	385,848	$ 2,383,470
Macquarie Airports unit	427,913	1,136,303
Macquarie Group Ltd. (d)	31,618	1,531,230
Macquarie Infrastructure Group unit	709,867	1,717,907
TOTAL AUSTRALIA		6,768,910
Bermuda - 1.2%
Seadrill Ltd.	127,700	3,813,050
Brazil - 1.8%
Petroleo Brasileiro SA - Petrobras sponsored ADR	63,700	3,561,467
TIM Participacoes SA sponsored ADR (non-vtg.)	32,400	874,800
Uniao de Bancos Brasileiros SA (Unibanco) GDR	9,000	1,184,670
TOTAL BRAZIL		5,620,937
Canada - 2.8%
BCE, Inc.	41,200	1,566,956
Canadian Natural Resources Ltd.	8,100	632,984
EnCana Corp.	21,500	1,551,839
First Quantum Minerals Ltd.	33,800	2,327,062
Nexen, Inc.	29,800	937,499
Petrobank Energy & Resources Ltd. (a)	31,300	1,259,520
RONA, Inc. (a)	48,500	541,915
TOTAL CANADA		8,817,775
Cayman Islands - 0.9%
Chaoda Modern Agriculture (Holdings) Ltd.	1,424,800	1,652,794
Subsea 7, Inc. (a)(d)	54,500	1,280,687
TOTAL CAYMAN ISLANDS		2,933,481
China - 0.4%
China Construction Bank Corp. (H Shares)	939,000	828,076
Nine Dragons Paper (Holdings) Ltd.	730,000	570,780
TOTAL CHINA		1,398,856
Cyprus - 0.4%
Marfin Popular Bank Public Co.	168,671	1,194,263
Finland - 0.7%
Nokia Corp. sponsored ADR	85,300	2,330,396
France - 10.0%
Accor SA	21,500	1,433,799
Alcatel-Lucent SA (a)	69,700	416,905
AXA SA sponsored ADR	230,200	6,765,578
Common Stocks - continued
	Shares	Value
France - continued
BNP Paribas SA	45,500	$ 4,485,350
Compagnie de St. Gobain	12,600	783,130
GDF Suez	35,890	2,246,991
Renault SA	9,400	780,285
Societe Generale Series A	5,535	512,187
Total SA:
Series B	43,500	3,330,646
sponsored ADR	107,600	8,231,400
Unibail-Rodamco	11,972	2,678,219
TOTAL FRANCE		31,664,490
Germany - 11.9%
Allianz AG sponsored ADR (d)	524,900	8,933,798
BASF AG (d)	15,400	974,754
Daimler AG	114,100	6,582,429
Deutsche Post AG	33,600	788,444
E.ON AG	38,500	7,336,730
GFK AG	31,000	1,140,909
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	38,000	6,307,597
RWE AG	42,100	5,037,533
Tognum AG	29,900	653,180
TOTAL GERMANY		37,755,374
Hong Kong - 1.4%
Swire Pacific Ltd. (A Shares)	418,800	4,506,545
India - 0.7%
Satyam Computer Services Ltd. sponsored ADR	58,800	1,254,792
Suzlon Energy Ltd.	177,784	933,624
TOTAL INDIA		2,188,416
Ireland - 1.1%
Bank of Ireland	134,771	1,131,703
C&C Group PLC	103,600	483,645
CRH PLC sponsored ADR	66,300	1,786,785
TOTAL IRELAND		3,402,133
Israel - 0.4%
Israel Chemicals Ltd.	64,200	1,198,376
Italy - 4.7%
ENI SpA sponsored ADR	32,100	2,163,540
Fiat SpA	61,400	1,056,349
Common Stocks - continued
	Shares	Value
Italy - continued
Finmeccanica SpA	73,100	$ 2,155,287
UniCredit SpA (d)	1,633,500	9,725,451
TOTAL ITALY		15,100,627
Japan - 16.9%
Aeon Co. Ltd.	232,900	2,842,648
Canon, Inc.	21,450	980,332
Denso Corp.	73,400	1,906,791
East Japan Railway Co.	338	2,643,887
Ibiden Co. Ltd.	20,300	605,858
Japan Tobacco, Inc.	155	722,446
JSR Corp.	45,800	823,543
Konica Minolta Holdings, Inc.	169,500	2,783,182
Leopalace21 Corp.	93,800	1,268,461
Miraca Holdings, Inc.	18,200	437,751
Mitsubishi Estate Co. Ltd.	25,000	602,079
Mitsui & Co. Ltd.	461,000	9,457,540
Obic Co. Ltd.	5,450	994,629
ORIX Corp.	27,460	4,219,917
Osaka Gas Co. Ltd.	889,000	3,208,865
Sumitomo Metal Industries Ltd.	319,000	1,534,569
Sumitomo Mitsui Financial Group, Inc.	122	946,518
Sumitomo Realty & Development Co. Ltd.	33,000	679,528
Sumitomo Trust & Banking Co. Ltd.	108,000	743,627
Takeda Pharmaceutical Co. Ltd.	70,400	3,737,663
Tokuyama Corp.	285,000	1,804,199
Tokyo Tatemono Co. Ltd.	88,000	438,002
Toyota Motor Corp.	183,900	7,927,105
Toyota Motor Corp. sponsored ADR	4,800	413,040
Xebio Co. Ltd.	56,600	1,167,254
Yamada Denki Co. Ltd.	14,730	1,004,846
TOTAL JAPAN		53,894,280
Kazakhstan - 0.5%
JSC Halyk Bank of Kazakhstan unit	114,900	1,482,210
Korea (South) - 0.2%
Shinhan Financial Group Co. Ltd.	15,390	717,121
Mexico - 0.5%
America Movil SAB de CV Series L sponsored ADR	32,000	1,615,680
Netherlands - 1.7%
Heineken NV (Bearer)	18,700	868,864
Common Stocks - continued
	Shares	Value
Netherlands - continued
ING Groep NV sponsored ADR	90,200	$ 2,946,834
Koninklijke KPN NV	95,500	1,662,447
TOTAL NETHERLANDS		5,478,145
Norway - 3.8%
DnB Nor ASA	135,600	1,731,589
Orkla ASA (A Shares)	346,850	4,393,097
Petroleum Geo-Services ASA	194,150	4,480,368
StatoilHydro ASA sponsored ADR	50,400	1,631,952
TOTAL NORWAY		12,237,006
Philippines - 0.5%
Philippine Long Distance Telephone Co. sponsored ADR	28,100	1,597,485
Russia - 1.3%
JSC MMC 'Norilsk Nickel' sponsored ADR	26,800	580,220
OAO Gazprom sponsored ADR	72,400	3,439,000
TOTAL RUSSIA		4,019,220
Singapore - 0.9%
DBS Group Holdings Ltd.	207,000	2,906,538
South Africa - 1.2%
Impala Platinum Holdings Ltd.	112,800	3,779,604
Spain - 3.1%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	145,400	2,676,814
Banco Santander SA	173,400	3,358,580
Telefonica SA sponsored ADR	47,500	3,696,925
TOTAL SPAIN		9,732,319
Sweden - 1.7%
Svenska Cellulosa AB (SCA) (B Shares)	219,400	2,482,431
Telefonaktiebolaget LM Ericsson (B Shares)	278,600	2,922,364
TOTAL SWEDEN		5,404,795
Switzerland - 7.7%
Compagnie Financiere Richemont unit	15,783	943,189
Credit Suisse Group sponsored ADR (d)	50,800	2,533,904
EFG International	58,900	1,842,637
Julius Baer Holding AG	8,145	516,471
Nestle SA (Reg.)	44,610	1,957,096
Roche Holding AG (participation certificate) (d)	55,493	10,254,452
Common Stocks - continued
	Shares	Value
Switzerland - continued
Swiss Life Holding AG	9,344	$ 2,402,749
Zurich Financial Services AG (Reg.)	15,328	4,029,334
TOTAL SWITZERLAND		24,479,832
Taiwan - 0.5%
Advanced Semiconductor Engineering, Inc.	380,000	326,916
AU Optronics Corp.	489,299	543,524
Hon Hai Precision Industry Co. Ltd. (Foxconn)	140,000	676,561
TOTAL TAIWAN		1,547,001
Thailand - 0.1%
Total Access Communication PCL unit	216,000	283,363
Turkey - 0.2%
Turkiye Garanti Bankasi AS (a)	149,000	502,759
United Kingdom - 15.0%
3i Group PLC	86,710	1,541,400
Aegis Group PLC	792,500	1,701,214
Anglo American PLC (United Kingdom)	36,400	2,080,916
BAE Systems PLC	216,200	1,918,515
Barratt Developments PLC	40,600	76,022
BHP Billiton PLC	36,700	1,214,624
British American Tobacco PLC	42,100	1,519,321
easyJet PLC (a)	169,400	1,110,470
HBOS PLC	576,100	3,287,632
HSBC Holdings PLC (United Kingdom) (Reg.)	79,705	1,318,182
Informa PLC	125,200	1,078,403
Man Group PLC	43,700	527,869
Misys PLC	474,800	1,599,896
National Grid PLC	267,900	3,528,184
Prudential PLC	199,428	2,135,693
Rio Tinto PLC (Reg.)	10,000	1,046,483
Royal Bank of Scotland Group PLC	1,256,677	5,214,140
Royal Dutch Shell PLC Class A sponsored ADR (d)	134,700	9,535,413
Tesco PLC	128,500	912,772
Vodafone Group PLC	226,100	605,696
Vodafone Group PLC sponsored ADR	178,812	4,797,526
Xstrata PLC	11,800	846,384
Yell Group PLC	99,300	137,289
TOTAL UNITED KINGDOM		47,734,044
Common Stocks - continued
	Shares	Value
United States of America - 1.7%
Transocean, Inc. (a)	40,639	$ 5,528,123
TOTAL COMMON STOCKS (Cost $350,869,707)		311,633,154
Nonconvertible Preferred Stocks - 0.8%

Germany - 0.4%
ProSiebenSat.1 Media AG	143,700	1,217,651
Italy - 0.4%
Telecom Italia SpA (Risp)	924,500	1,249,343
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,458,044)		2,466,994
Money Market Funds - 11.0%

Fidelity Cash Central Fund, 2.35% (b)	2,090,807	2,090,807
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	32,755,550	32,755,550
TOTAL MONEY MARKET FUNDS (Cost $34,846,357)		34,846,357
TOTAL INVESTMENT PORTFOLIO - 109.8% (Cost $390,174,108)		348,946,505
NET OTHER ASSETS - (9.8)%		(31,053,640)
NET ASSETS - 100%		$ 317,892,865
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 93,911
Fidelity Securities Lending Cash Central Fund	367,977
Total	$ 461,888
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $390,400,873. Net unrealized depreciation aggregated $41,454,368, of which $18,711,258 related to appreciated investment securities and $60,165,626 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor International
Value Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Value Fund

1.834738.102

AFIV-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Australia - 2.1%
AMP Ltd.	385,848	$ 2,383,470
Macquarie Airports unit	427,913	1,136,303
Macquarie Group Ltd. (d)	31,618	1,531,230
Macquarie Infrastructure Group unit	709,867	1,717,907
TOTAL AUSTRALIA		6,768,910
Bermuda - 1.2%
Seadrill Ltd.	127,700	3,813,050
Brazil - 1.8%
Petroleo Brasileiro SA - Petrobras sponsored ADR	63,700	3,561,467
TIM Participacoes SA sponsored ADR (non-vtg.)	32,400	874,800
Uniao de Bancos Brasileiros SA (Unibanco) GDR	9,000	1,184,670
TOTAL BRAZIL		5,620,937
Canada - 2.8%
BCE, Inc.	41,200	1,566,956
Canadian Natural Resources Ltd.	8,100	632,984
EnCana Corp.	21,500	1,551,839
First Quantum Minerals Ltd.	33,800	2,327,062
Nexen, Inc.	29,800	937,499
Petrobank Energy & Resources Ltd. (a)	31,300	1,259,520
RONA, Inc. (a)	48,500	541,915
TOTAL CANADA		8,817,775
Cayman Islands - 0.9%
Chaoda Modern Agriculture (Holdings) Ltd.	1,424,800	1,652,794
Subsea 7, Inc. (a)(d)	54,500	1,280,687
TOTAL CAYMAN ISLANDS		2,933,481
China - 0.4%
China Construction Bank Corp. (H Shares)	939,000	828,076
Nine Dragons Paper (Holdings) Ltd.	730,000	570,780
TOTAL CHINA		1,398,856
Cyprus - 0.4%
Marfin Popular Bank Public Co.	168,671	1,194,263
Finland - 0.7%
Nokia Corp. sponsored ADR	85,300	2,330,396
France - 10.0%
Accor SA	21,500	1,433,799
Alcatel-Lucent SA (a)	69,700	416,905
AXA SA sponsored ADR	230,200	6,765,578
Common Stocks - continued
	Shares	Value
France - continued
BNP Paribas SA	45,500	$ 4,485,350
Compagnie de St. Gobain	12,600	783,130
GDF Suez	35,890	2,246,991
Renault SA	9,400	780,285
Societe Generale Series A	5,535	512,187
Total SA:
Series B	43,500	3,330,646
sponsored ADR	107,600	8,231,400
Unibail-Rodamco	11,972	2,678,219
TOTAL FRANCE		31,664,490
Germany - 11.9%
Allianz AG sponsored ADR (d)	524,900	8,933,798
BASF AG (d)	15,400	974,754
Daimler AG	114,100	6,582,429
Deutsche Post AG	33,600	788,444
E.ON AG	38,500	7,336,730
GFK AG	31,000	1,140,909
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	38,000	6,307,597
RWE AG	42,100	5,037,533
Tognum AG	29,900	653,180
TOTAL GERMANY		37,755,374
Hong Kong - 1.4%
Swire Pacific Ltd. (A Shares)	418,800	4,506,545
India - 0.7%
Satyam Computer Services Ltd. sponsored ADR	58,800	1,254,792
Suzlon Energy Ltd.	177,784	933,624
TOTAL INDIA		2,188,416
Ireland - 1.1%
Bank of Ireland	134,771	1,131,703
C&C Group PLC	103,600	483,645
CRH PLC sponsored ADR	66,300	1,786,785
TOTAL IRELAND		3,402,133
Israel - 0.4%
Israel Chemicals Ltd.	64,200	1,198,376
Italy - 4.7%
ENI SpA sponsored ADR	32,100	2,163,540
Fiat SpA	61,400	1,056,349
Common Stocks - continued
	Shares	Value
Italy - continued
Finmeccanica SpA	73,100	$ 2,155,287
UniCredit SpA (d)	1,633,500	9,725,451
TOTAL ITALY		15,100,627
Japan - 16.9%
Aeon Co. Ltd.	232,900	2,842,648
Canon, Inc.	21,450	980,332
Denso Corp.	73,400	1,906,791
East Japan Railway Co.	338	2,643,887
Ibiden Co. Ltd.	20,300	605,858
Japan Tobacco, Inc.	155	722,446
JSR Corp.	45,800	823,543
Konica Minolta Holdings, Inc.	169,500	2,783,182
Leopalace21 Corp.	93,800	1,268,461
Miraca Holdings, Inc.	18,200	437,751
Mitsubishi Estate Co. Ltd.	25,000	602,079
Mitsui & Co. Ltd.	461,000	9,457,540
Obic Co. Ltd.	5,450	994,629
ORIX Corp.	27,460	4,219,917
Osaka Gas Co. Ltd.	889,000	3,208,865
Sumitomo Metal Industries Ltd.	319,000	1,534,569
Sumitomo Mitsui Financial Group, Inc.	122	946,518
Sumitomo Realty & Development Co. Ltd.	33,000	679,528
Sumitomo Trust & Banking Co. Ltd.	108,000	743,627
Takeda Pharmaceutical Co. Ltd.	70,400	3,737,663
Tokuyama Corp.	285,000	1,804,199
Tokyo Tatemono Co. Ltd.	88,000	438,002
Toyota Motor Corp.	183,900	7,927,105
Toyota Motor Corp. sponsored ADR	4,800	413,040
Xebio Co. Ltd.	56,600	1,167,254
Yamada Denki Co. Ltd.	14,730	1,004,846
TOTAL JAPAN		53,894,280
Kazakhstan - 0.5%
JSC Halyk Bank of Kazakhstan unit	114,900	1,482,210
Korea (South) - 0.2%
Shinhan Financial Group Co. Ltd.	15,390	717,121
Mexico - 0.5%
America Movil SAB de CV Series L sponsored ADR	32,000	1,615,680
Netherlands - 1.7%
Heineken NV (Bearer)	18,700	868,864
Common Stocks - continued
	Shares	Value
Netherlands - continued
ING Groep NV sponsored ADR	90,200	$ 2,946,834
Koninklijke KPN NV	95,500	1,662,447
TOTAL NETHERLANDS		5,478,145
Norway - 3.8%
DnB Nor ASA	135,600	1,731,589
Orkla ASA (A Shares)	346,850	4,393,097
Petroleum Geo-Services ASA	194,150	4,480,368
StatoilHydro ASA sponsored ADR	50,400	1,631,952
TOTAL NORWAY		12,237,006
Philippines - 0.5%
Philippine Long Distance Telephone Co. sponsored ADR	28,100	1,597,485
Russia - 1.3%
JSC MMC 'Norilsk Nickel' sponsored ADR	26,800	580,220
OAO Gazprom sponsored ADR	72,400	3,439,000
TOTAL RUSSIA		4,019,220
Singapore - 0.9%
DBS Group Holdings Ltd.	207,000	2,906,538
South Africa - 1.2%
Impala Platinum Holdings Ltd.	112,800	3,779,604
Spain - 3.1%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	145,400	2,676,814
Banco Santander SA	173,400	3,358,580
Telefonica SA sponsored ADR	47,500	3,696,925
TOTAL SPAIN		9,732,319
Sweden - 1.7%
Svenska Cellulosa AB (SCA) (B Shares)	219,400	2,482,431
Telefonaktiebolaget LM Ericsson (B Shares)	278,600	2,922,364
TOTAL SWEDEN		5,404,795
Switzerland - 7.7%
Compagnie Financiere Richemont unit	15,783	943,189
Credit Suisse Group sponsored ADR (d)	50,800	2,533,904
EFG International	58,900	1,842,637
Julius Baer Holding AG	8,145	516,471
Nestle SA (Reg.)	44,610	1,957,096
Roche Holding AG (participation certificate) (d)	55,493	10,254,452
Common Stocks - continued
	Shares	Value
Switzerland - continued
Swiss Life Holding AG	9,344	$ 2,402,749
Zurich Financial Services AG (Reg.)	15,328	4,029,334
TOTAL SWITZERLAND		24,479,832
Taiwan - 0.5%
Advanced Semiconductor Engineering, Inc.	380,000	326,916
AU Optronics Corp.	489,299	543,524
Hon Hai Precision Industry Co. Ltd. (Foxconn)	140,000	676,561
TOTAL TAIWAN		1,547,001
Thailand - 0.1%
Total Access Communication PCL unit	216,000	283,363
Turkey - 0.2%
Turkiye Garanti Bankasi AS (a)	149,000	502,759
United Kingdom - 15.0%
3i Group PLC	86,710	1,541,400
Aegis Group PLC	792,500	1,701,214
Anglo American PLC (United Kingdom)	36,400	2,080,916
BAE Systems PLC	216,200	1,918,515
Barratt Developments PLC	40,600	76,022
BHP Billiton PLC	36,700	1,214,624
British American Tobacco PLC	42,100	1,519,321
easyJet PLC (a)	169,400	1,110,470
HBOS PLC	576,100	3,287,632
HSBC Holdings PLC (United Kingdom) (Reg.)	79,705	1,318,182
Informa PLC	125,200	1,078,403
Man Group PLC	43,700	527,869
Misys PLC	474,800	1,599,896
National Grid PLC	267,900	3,528,184
Prudential PLC	199,428	2,135,693
Rio Tinto PLC (Reg.)	10,000	1,046,483
Royal Bank of Scotland Group PLC	1,256,677	5,214,140
Royal Dutch Shell PLC Class A sponsored ADR (d)	134,700	9,535,413
Tesco PLC	128,500	912,772
Vodafone Group PLC	226,100	605,696
Vodafone Group PLC sponsored ADR	178,812	4,797,526
Xstrata PLC	11,800	846,384
Yell Group PLC	99,300	137,289
TOTAL UNITED KINGDOM		47,734,044
Common Stocks - continued
	Shares	Value
United States of America - 1.7%
Transocean, Inc. (a)	40,639	$ 5,528,123
TOTAL COMMON STOCKS (Cost $350,869,707)		311,633,154
Nonconvertible Preferred Stocks - 0.8%

Germany - 0.4%
ProSiebenSat.1 Media AG	143,700	1,217,651
Italy - 0.4%
Telecom Italia SpA (Risp)	924,500	1,249,343
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,458,044)		2,466,994
Money Market Funds - 11.0%

Fidelity Cash Central Fund, 2.35% (b)	2,090,807	2,090,807
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	32,755,550	32,755,550
TOTAL MONEY MARKET FUNDS (Cost $34,846,357)		34,846,357
TOTAL INVESTMENT PORTFOLIO - 109.8% (Cost $390,174,108)		348,946,505
NET OTHER ASSETS - (9.8)%		(31,053,640)
NET ASSETS - 100%		$ 317,892,865
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 93,911
Fidelity Securities Lending Cash Central Fund	367,977
Total	$ 461,888
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $390,400,873. Net unrealized depreciation aggregated $41,454,368, of which $18,711,258 related to appreciated investment securities and $60,165,626 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Japan Fund

July 31, 2008

1.804854.104

JPN-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
CONSUMER DISCRETIONARY - 25.0%
Auto Components - 4.0%
Denso Corp.	694,500	$ 18,041,775
NOK Corp.	508,600	7,401,076
Stanley Electric Co. Ltd.	1,312,700	27,071,625
Toyoda Gosei Co. Ltd.	291,000	8,024,145
		60,538,621
Automobiles - 14.6%
Honda Motor Co. Ltd.	1,126,200	35,950,354
Isuzu Motors Ltd.	1,792,000	7,710,676
Toyota Motor Corp.	3,157,900	136,122,924
Yamaha Motor Co. Ltd.	2,337,300	39,644,630
		219,428,584
Household Durables - 1.8%
Haseko Corp.	7,577,500	8,357,795
Sekisui House Ltd. (d)	1,919,000	18,021,060
		26,378,855
Leisure Equipment & Products - 1.3%
Nikon Corp.	659,000	19,145,814
Sega Sammy Holdings, Inc.	94,700	886,523
		20,032,337
Media - 1.0%
Fuji Television Network, Inc.	10,541	14,586,814
Multiline Retail - 1.8%
Isetan Mitsukoshi Holdings Ltd. (a)	362,440	4,163,566
J Front Retailing Co. Ltd.	552,000	3,004,479
Marui Group Co. Ltd.	1,115,100	8,583,379
Takashimaya Co. Ltd.	1,345,000	11,369,077
		27,120,501
Specialty Retail - 0.5%
Yamada Denki Co. Ltd.	113,040	7,711,321
TOTAL CONSUMER DISCRETIONARY		375,797,033
CONSUMER STAPLES - 1.5%
Food & Staples Retailing - 1.3%
Aeon Co. Ltd.	1,570,200	19,164,989
Food Products - 0.2%
Ajinomoto Co., Inc.	329,000	3,381,491
TOTAL CONSUMER STAPLES		22,546,480
FINANCIALS - 20.7%
Capital Markets - 3.3%
Daiwa Securities Group, Inc.	1,297,000	11,242,349
Matsui Securities Co. Ltd. (d)	1,082,100	7,813,105
Nomura Holdings, Inc.	2,136,900	30,836,761
		49,892,215
Commercial Banks - 12.6%
Chiba Bank Ltd.	471,000	3,142,736
Mitsubishi UFJ Financial Group, Inc.	6,251,600	55,200,757

	Shares	Value
Mizuho Financial Group, Inc.	5,942	$ 28,450,226
Sumitomo Mitsui Financial Group, Inc.	9,415	73,044,842
Sumitomo Trust & Banking Co. Ltd.	4,356,000	29,992,963
		189,831,524
Consumer Finance - 0.3%
Credit Saison Co. Ltd.	234,700	4,925,197
Insurance - 2.3%
Sompo Japan Insurance, Inc.	1,432,000	14,169,547
T&D Holdings, Inc.	315,850	19,928,211
		34,097,758
Real Estate Management & Development - 2.2%
Mitsubishi Estate Co. Ltd.	685,000	16,496,959
Mitsui Fudosan Co. Ltd.	321,000	7,261,999
Tokyo Tatemono Co. Ltd.	878,000	4,370,062
Tokyu Land Corp.	906,000	4,539,919
		32,668,939
TOTAL FINANCIALS		311,415,633
INDUSTRIALS - 19.4%
Building Products - 2.0%
Asahi Glass Co. Ltd.	2,754,000	30,427,353
Commercial Services & Supplies - 0.6%
Dai Nippon Printing Co. Ltd.	673,000	9,260,864
Construction & Engineering - 1.2%
JGC Corp.	863,000	17,471,437
Electrical Equipment - 4.2%
Mitsubishi Electric Corp.	3,453,000	34,029,837
Sumitomo Electric Industries Ltd.	2,351,600	28,562,482
		62,592,319
Machinery - 5.5%
Daifuku Co. Ltd.	521,000	4,582,714
Fanuc Ltd.	47,500	3,771,890
Kubota Corp.	3,688,000	23,428,570
NGK Insulators Ltd.	642,000	9,340,026
NSK Ltd.	1,882,000	15,500,410
THK Co. Ltd.	1,210,900	21,706,189
Toshiba Machine Co. Ltd.	926,000	5,081,027
		83,410,826
Trading Companies & Distributors - 5.1%
Mitsubishi Corp.	836,200	24,365,678
Mitsui & Co. Ltd.	1,183,000	24,269,565
Sumitomo Corp.	2,042,500	27,569,162
		76,204,405
Transportation Infrastructure - 0.8%
The Sumitomo Warehouse Co. Ltd. (d)	2,768,000	12,058,208
TOTAL INDUSTRIALS		291,425,412
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 19.2%
Electronic Equipment & Instruments - 8.0%
Dainippon Screen Manufacturing Co. Ltd. (d)	4,787,000	$ 17,614,599
Fujifilm Holdings Corp.	158,700	4,988,213
Horiba Ltd. (d)	300,400	6,598,832
Ibiden Co. Ltd.	289,900	8,652,128
Kyocera Corp.	87,300	7,518,434
Nidec Sankyo Corp.	1,377,000	8,040,690
Nippon Electric Glass Co. Ltd.	1,317,000	19,445,556
Omron Corp.	286,400	5,043,656
Topcon Corp. (d)	889,600	6,637,576
Yaskawa Electric Corp.	2,709,000	23,024,869
Yokogawa Electric Corp.	1,561,200	13,136,297
		120,700,850
Office Electronics - 7.9%
Canon, Inc. (d)	1,853,300	84,701,587
Konica Minolta Holdings, Inc.	2,024,500	33,242,191
		117,943,778
Semiconductors & Semiconductor Equipment - 3.3%
Advantest Corp.	661,100	13,594,174
Disco Corp. (d)	180,000	7,207,341
Tokyo Electron Ltd.	515,000	28,863,153
		49,664,668
TOTAL INFORMATION TECHNOLOGY		288,309,296
MATERIALS - 6.1%
Chemicals - 3.5%
JSR Corp.	1,047,200	18,829,994
Nitto Denko Corp.	326,600	9,414,460
Shin-Etsu Chemical Co. Ltd.	392,600	24,019,097
		52,263,551
Metals & Mining - 2.6%
Hitachi Metals Ltd.	566,000	9,390,491
Sumitomo Metal Industries Ltd.	6,074,000	29,219,348
		38,609,839
TOTAL MATERIALS		90,873,390

	Shares	Value
TELECOMMUNICATION SERVICES - 2.0%
Wireless Telecommunication Services - 2.0%
KDDI Corp.	1,377	$ 7,887,861
NTT DoCoMo, Inc.	13,390	21,748,105
		29,635,966
TOTAL COMMON STOCKS (Cost $1,607,685,218)		1,410,003,210
Money Market Funds - 12.3%

Fidelity Cash Central Fund, 2.35% (b)	94,497,250	94,497,250
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	90,274,338	90,274,338
TOTAL MONEY MARKET FUNDS (Cost $184,771,588)		184,771,588
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $1,792,456,806)	1,594,774,798
NET OTHER ASSETS - (6.2)%	(93,196,197)
NET ASSETS - 100%	$ 1,501,578,601
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,338,360
Fidelity Securities Lending Cash Central Fund	509,085
Total	$ 1,847,445
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,804,813,974. Net unrealized depreciation aggregated $210,039,176, of which $52,006,623 related to appreciated investment securities and $262,045,799 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Japan Smaller Companies Fund

July 31, 2008

1.804823.104

JSC-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 21.6%
Auto Components - 3.6%
F-Tech, Inc.	176,600	$ 2,209,751
H-One Co. Ltd.	326,700	2,661,686
Nippon Seiki Co. Ltd.	824,000	11,883,808
Nissin Kogyo Co. Ltd.	123,300	2,111,951
T Rad Co. Ltd. (d)	238,000	1,197,831
Yutaka Giken Co. Ltd.	3,600	67,902
		20,132,929
Automobiles - 1.2%
Mazda Motor Corp.	876,000	5,056,606
Yachiyo Industry Co. Ltd.	190,600	1,943,276
		6,999,882
Diversified Consumer Services - 0.4%
Best Bridal, Inc.	1,558	2,584,874
Hotels, Restaurants & Leisure - 2.2%
Kappa Create Co. Ltd. (d)	633,550	12,155,423
Household Durables - 0.6%
Funai Electric Co. Ltd.	56,900	1,777,301
Higashi Nihon House Co. Ltd. (a)	10,000	14,274
Token Corp.	36,630	1,442,928
		3,234,503
Internet & Catalog Retail - 3.0%
Rakuten, Inc.	31,482	15,932,128
Start Today Co. Ltd.	255	779,961
		16,712,089
Leisure Equipment & Products - 4.3%
Combi Corp.	81,000	540,551
Namco Bandai Holdings, Inc.	748,200	9,077,707
Nikon Corp.	379,000	11,011,022
Sega Sammy Holdings, Inc. (d)	374,200	3,503,031
		24,132,311
Media - 1.3%
CyberAgent, Inc. (d)	4,315	5,747,201
Tohokushinsha Film Corp.	152,300	1,438,444
Tyo, Inc. (d)	258,500	383,353
		7,568,998
Multiline Retail - 0.5%
Don Quijote Co. Ltd.	158,500	2,967,560
Specialty Retail - 3.8%
Chiyoda Co. Ltd. (d)	146,800	2,351,195
Culture Convenience Club Co. Ltd. (d)	1,011,300	5,455,340
Fast Retailing Co. Ltd.	55,100	6,164,740
Hikari Tsushin, Inc.	191,000	5,859,765
United Arrows Ltd. (d)	22,100	149,122
Village Vanguard Co. Ltd.	210	1,128,928
		21,109,090

	Shares	Value
Textiles, Apparel & Luxury Goods - 0.7%
Seiren Co. Ltd. (d)	620,000	$ 3,781,259
TOTAL CONSUMER DISCRETIONARY		121,378,918
CONSUMER STAPLES - 7.1%
Beverages - 1.1%
Asahi Breweries Ltd.	165,100	3,105,706
Kirin Holdings Co. Ltd.	192,000	2,933,415
		6,039,121
Food & Staples Retailing - 1.8%
cocokara fine HOLDINGS, Inc. (a)	30,600	544,271
FamilyMart Co. Ltd.	218,800	9,572,120
		10,116,391
Food Products - 4.2%
Ajinomoto Co., Inc.	429,000	4,409,300
Frente Co. Ltd.	179,300	3,229,029
Hokuto Corp. (d)	263,800	7,054,065
Toyo Suisan Kaisha Ltd.	360,000	9,092,595
		23,784,989
TOTAL CONSUMER STAPLES		39,940,501
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Inpex Holdings, Inc.	249	2,518,482
FINANCIALS - 11.9%
Capital Markets - 0.4%
Risa Partners, Inc. (d)	1,446	2,002,340
Commercial Banks - 6.7%
Bank of Yokohama Ltd.	1,706,000	11,000,476
Chiba Bank Ltd.	1,559,000	10,402,390
Resona Holdings, Inc. (d)	4,557	6,553,709
Sumitomo Trust & Banking Co. Ltd.	763,000	5,253,588
The Keiyo Bank Ltd.	821,000	4,520,104
		37,730,267
Consumer Finance - 1.2%
ACOM Co. Ltd.	119,310	3,516,599
Aeon Credit Service Co. Ltd.	257,300	3,298,229
		6,814,828
Diversified Financial Services - 1.3%
Mitsubishi UFJ Lease & Finance Co. Ltd.	161,170	7,080,784
Insurance - 0.8%
Sony Financial Holdings, Inc.	1,235	4,670,313
Real Estate Management & Development - 1.5%
Mitsui Fudosan Co. Ltd.	365,000	8,257,413
TOTAL FINANCIALS		66,555,945
HEALTH CARE - 12.2%
Health Care Equipment & Supplies - 4.3%
Hogy Medical Co.	227,300	11,102,707
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Nakanishi, Inc.	23,200	$ 2,408,379
Nipro Corp. (d)	70,000	1,182,130
Sysmex Corp.	222,000	9,156,549
		23,849,765
Health Care Providers & Services - 0.0%
Tsukui Corp.	24,000	157,271
Life Sciences Tools & Services - 0.6%
Shin Nippon Biomedical Laboratories Ltd. (d)	264,900	3,619,081
Pharmaceuticals - 7.3%
Fuji Pharma Co. Ltd.	208,500	4,193,577
JCR Pharmaceuticals Co. Ltd.	404,000	1,643,860
Kissei Pharmaceutical Co. Ltd.	198,000	4,220,966
Mitsubishi Tanabe Pharma Corp.	937,000	12,202,105
Nichi-iko Pharmaceutical Co. Ltd. (d)	432,600	11,768,292
Sawai Pharmaceutical Co. Ltd. (d)	96,300	4,257,587
Towa Pharmaceutical Co. Ltd.	67,500	2,490,036
		40,776,423
TOTAL HEALTH CARE		68,402,540
INDUSTRIALS - 16.9%
Building Products - 2.2%
Comany, Inc.	197,600	2,005,487
Daikin Industries Ltd.	245,200	10,470,091
		12,475,578
Commercial Services & Supplies - 1.3%
Certo Corp.	1,300	17,845
Nissha Printing Co. Ltd. (d)	78,600	3,955,863
Sanix, Inc. (a)(d)	1,249,300	3,334,863
		7,308,571
Construction & Engineering - 0.3%
SHO-BOND Holdings Co. Ltd.	109,900	1,725,559
Electrical Equipment - 0.6%
Nippon Carbon Co. Ltd.	593,000	3,330,781
Machinery - 4.3%
China Boqi Environmental Solutions Technology (Holding) Co. Ltd. (d)	2,196	1,119,474
Harmonic Drive Systems, Inc.	143	543,424
Hisaka Works Ltd. (d)	137,000	2,876,124
Hitachi Construction Machinery Co. Ltd.	303,100	8,090,908
Japan Steel Works Ltd.	142,000	2,546,858
Nittoku Engineering Co. Ltd.	15,600	138,808
Produce Co. Ltd. (a)(d)	1,026	3,005,061
Taiho Kogyo Co. Ltd.	446,900	5,654,078
		23,974,735
Marine - 0.2%
Iino Kaiun Kaisha Ltd.	137,100	1,180,516

	Shares	Value
Road & Rail - 0.7%
Hamakyorex Co. Ltd.	172,600	$ 3,679,489
Trading Companies & Distributors - 7.3%
Itochu Corp.	1,697,000	16,863,126
JFE Shoji Holdings, Inc.	806,000	6,215,516
Marubeni Corp.	2,280,000	16,609,051
Mitsui Matsushima Co. Ltd. (d)	466,000	1,269,849
		40,957,542
TOTAL INDUSTRIALS		94,632,771
INFORMATION TECHNOLOGY - 17.8%
Computers & Peripherals - 0.7%
Melco Holdings, Inc. (d)	149,800	3,186,496
Mimaki Engineering Co., Ltd. (d)	382	587,747
		3,774,243
Electronic Equipment & Instruments - 7.7%
Furuno Electric Co. Ltd.	159,700	2,100,420
Hamamatsu Photonics KK	359,300	9,591,102
Meiko Electronics Co. Ltd. (d)	353,100	8,378,312
Nidec Corp.	41,800	2,987,098
Nippon Electric Glass Co. Ltd.	1,020,000	15,060,340
Shibaura Electronics Co. Ltd. (d)	57,000	723,793
Sunx Ltd. (d)	876,300	4,093,569
		42,934,634
Internet Software & Services - 0.1%
Zappallas, Inc.	215	580,095
IT Services - 1.3%
Otsuka Corp.	112,000	7,411,994
VarioSecure Networks, Inc.	98	99,917
		7,511,911
Semiconductors & Semiconductor Equipment - 2.3%
Ferrotec Corp.	120,800	1,775,779
Ishii Hyoki Co. Ltd.	20,900	550,153
Micronics Japan Co. Ltd.	210,000	5,780,888
United Technology Holdings Co. Ltd.	6,080	4,621,003
		12,727,823
Software - 5.7%
Atlus Co. Ltd.	64,300	399,305
Capcom Co. Ltd. (d)	231,100	7,239,948
Celsys, Inc.	197	219,112
Dwango Co. Ltd. (d)	779	1,379,081
Hudson Soft Co. Ltd. (a)(d)	52,700	923,679
Konami Corp.	309,500	9,786,978
OBIC Business Consultants Ltd. (d)	22,200	825,118
Works Applications Co. Ltd.	10,924	11,380,644
		32,153,865
TOTAL INFORMATION TECHNOLOGY		99,682,571
Common Stocks - continued
	Shares	Value
MATERIALS - 7.1%
Chemicals - 4.4%
C. Uyemura & Co. Ltd.	324,600	$ 12,636,204
Taiyo Kagaku Co. Ltd.	123,300	691,413
Tohcello Co. Ltd. (d)	716,500	3,406,845
Tokai Carbon Co. Ltd.	659,000	7,822,432
		24,556,894
Metals & Mining - 2.7%
Hitachi Metals Ltd.	589,000	9,772,083
Mitsubishi Steel Mfg. Co., Ltd.	498,000	2,414,070
Mitsui Mining Co. Ltd.	911,000	2,913,106
		15,099,259
TOTAL MATERIALS		39,656,153
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Softbank Corp.	177,200	3,243,522
UTILITIES - 1.0%
Gas Utilities - 1.0%
Osaka Gas Co. Ltd.	748,000	2,699,922
Tokyo Gas Co. Ltd.	737,000	2,968,394
		5,668,316
TOTAL COMMON STOCKS (Cost $516,627,156)		541,679,719
Money Market Funds - 10.5%
	Shares	Value
Fidelity Cash Central Fund, 2.35% (b)	18,045,233	$ 18,045,233
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	41,001,911	41,001,911
TOTAL MONEY MARKET FUNDS (Cost $59,047,144)		59,047,144
TOTAL INVESTMENT PORTFOLIO - 107.1% (Cost $575,674,300)	600,726,863
NET OTHER ASSETS - (7.1)%	(39,763,201)
NET ASSETS - 100%	$ 560,963,662
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 443,015
Fidelity Securities Lending Cash Central Fund	810,444
Total	$ 1,253,459
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $576,986,020. Net unrealized appreciation aggregated $23,740,843, of which $77,470,791 related to appreciated investment securities and $53,729,948 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Latin America Fund

July 31, 2008

1.804841.104

LAF-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.7%
	Shares	Value
Argentina - 0.2%
Banco Patagonia SA unit	290,800	$ 3,528,675
Grupo Clarin SA GDR (f)	800,100	6,400,800
TOTAL ARGENTINA		9,929,475
Bermuda - 2.9%
Credicorp Ltd. (NY Shares)	1,217,577	90,112,874
Dufry South America Ltd. unit	3,340,837	55,879,755
GP Investments, Ltd. unit	2,478,817	28,020,859
TOTAL BERMUDA		174,013,488
Brazil - 62.7%
Acucar Guarani SA	1,897,700	10,725,920
AES Tiete SA (PN) (non-vtg.)	2,648,800	30,483,699
All America Latina Logistica SA unit	2,476,900	32,301,889
B2W Companhia Global Do Varejo	866,100	32,474,602
Banco Bradesco SA:
(PN)	2,571,312	54,355,874
(PN) sponsored ADR	8,491,400	180,272,422
Banco Daycoval SA (PN)	2,618,900	18,782,889
Banco do Brasil SA	6,104,000	98,627,666
Banco do Estado do Rio Grande do Sul SA (f)	2,794,569	16,241,268
Banco Indusval SA	476,288	3,619,764
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	2,043,750	43,531,875
Bolsa de Mercadorias & Futuros - BM&F SA	411,500	3,629,336
Bovespa Holding SA	648,900	8,118,502
Brasil Telecom SA (PN)	1,119,400	13,154,273
Companhia Brasileira de Desenvolvimento Imobiliario Turistico	37,500	18,440,095
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	1,589,926	94,155,418
sponsored ADR	66,745	3,520,131
Companhia de Saneamento de Minas Gerais	1,365,100	25,265,422
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.) (d)	1,999,600	47,490,500
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (d)	3,394,900	133,046,131
Companhia Vale do Rio Doce:
(PN-A) sponsored ADR	16,281,100	426,076,387
sponsored ADR	10,352,600	310,888,578
Construtora Tenda SA	3,763,100	25,595,232
Cyrela Brazil Realty SA	2,191,000	31,343,978
Eletropaulo Metropolitana SA (PN-B)	1,238,760	29,802,075
Equatorial Energia SA	1,380,600	13,225,827
Gerdau SA sponsored ADR (d)	4,906,000	106,803,620
GVT Holding SA (a)	3,680,000	90,484,098
IronX Mineracao SA (a)	1,411,000	24,033,318
LLX Logistica SA	1,411,000	4,640,855

	Shares	Value
Localiza Rent a Car SA	2,228,399	$ 26,186,321
Metalurgica Gerdau SA (PN)	493,000	14,640,759
MMX Mineracao e Metalicos SA (a)	1,411,000	15,724,837
MPX Mineracao e Energia SA	35,000	15,423,426
MRV Engenharia e Participacoes SA	2,152,100	49,905,959
Multiplan Empreendimentos Imobiliarios SA	1,382,200	15,448,014
Net Servicos de Comunicacao SA:
sponsored ADR (d)	167,000	2,097,520
(PN) (a)	5,625,600	71,029,577
PDG Realty S.A. Empreendimentos e Participacoes	2,370,100	35,949,594
Petroleo Brasileiro SA - Petrobras:
(ON)	388,200	10,829,337
(PN) (non-vtg.)	7,202,260	164,118,429
(PN) sponsored ADR (non-vtg.)	11,245,100	515,475,385
sponsored ADR	7,508,120	419,778,989
Porto Seguro SA	628,500	7,867,288
Profarma Distribuidora de Produtos Farmaceuticos SA	1,151,000	11,026,312
Rossi Residencial SA	1,223,600	9,705,653
Tegma Gestao Logistica	2,105,300	21,499,391
Tele Norte Leste Participacoes SA	663,100	17,329,194
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	1,405,500	33,183,855
Terna Participacoes SA unit	1,433,600	26,606,473
TIM Participacoes SA	1,633,200	4,391,220
TIM Participacoes SA sponsored ADR (non-vtg.)	344,100	9,290,700
Totvs SA (e)	1,452,000	48,684,379
Tractebel Energia SA	1,764,500	26,651,185
Uniao de Bancos Brasileiros SA (Unibanco):
unit	422,800	5,559,747
GDR	1,300,800	171,224,304
Usinas Siderurgicas de Minas Gerais SA - Usiminas	537,675	22,488,399
Vivo Participacoes SA:
(PN)	542,100	3,081,294
(PN) sponsored ADR	7,386,290	42,027,990
Votorantim Celulose e Papel SA:
(PN) (non-vtg.)	96,565	2,336,727
sponsored ADR (non-vtg.) (d)	2,474,150	59,923,913
TOTAL BRAZIL		3,810,617,815
Chile - 2.3%
CAP SA	2,597,346	108,890,207
Sociedad Quimica y Minera de Chile SA (SQM) (PN-B) sponsored ADR	473,500	19,380,355
Vina Concha y Toro SA sponsored ADR (a)(d)	313,250	11,073,388
TOTAL CHILE		139,343,950
Common Stocks - continued
	Shares	Value
Luxembourg - 3.2%
Tenaris SA sponsored ADR	2,466,600	$ 148,612,650
Ternium SA sponsored ADR	1,283,000	44,763,870
TOTAL LUXEMBOURG		193,376,520
Mexico - 18.7%
Alsea SAB de CV	18,716,882	21,086,871
America Movil SAB de CV Series L sponsored ADR	7,058,000	356,358,420
Banco Compartamos SA de CV	3,862,500	14,628,394
Cemex SA de CV sponsored ADR (d)	1,954,067	41,543,464
Controladora Commercial Mexicana SA unit	5,536,623	16,473,892
Corporacion Geo SA de CV Series B (a)	14,392,100	52,456,899
Desarrolladora Homex Sab de CV (a)	1,009,500	9,435,482
Desarrolladora Homex Sab de CV sponsored ADR (a)(d)	505,400	28,251,860
Empresas ICA Sociedad Controladora SA de CV (a)	6,581,200	34,942,046
Fomento Economico Mexicano SA de CV sponsored ADR	1,602,495	73,490,421
Genomma Lab Internacional SA de CV	3,332,600	5,145,540
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	1,277,100	37,929,870
Grupo Aeroportuario Norte Sab de CV ADR	1,023,200	18,274,352
Grupo Financiero Banorte SA de CV Series O	8,895,600	38,510,664
Grupo Mexico SA de CV Series B	43,115,445	76,448,489
Grupo Televisa SA de CV	1,507,400	6,820,115
Grupo Televisa SA de CV (CPO) sponsored ADR	6,618,600	148,852,314
Industrias Penoles SA de CV	1,458,660	38,799,860
Megacable Holdings SAB de CV unit	5,908,300	12,947,957
Urbi, Desarrollos Urbanos, SA de CV (a)	13,020,300	43,514,054
Wal-Mart de Mexico SA de CV Series V	15,072,816	61,304,141
TOTAL MEXICO		1,137,215,105
Panama - 0.8%
Copa Holdings SA Class A	551,100	19,729,380
Intergroup Financial Services Corp.	1,249,172	25,595,534
Intergroup Financial Services Corp. (a)(f)	249,320	5,108,567
TOTAL PANAMA		50,433,481
Peru - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	1,125,200	30,279,132
United States of America - 0.4%
Freeport-McMoRan Copper & Gold, Inc. Class B	276,100	26,712,675
TOTAL COMMON STOCKS (Cost $3,646,148,934)		5,571,921,641
Nonconvertible Preferred Stocks - 4.7%
	Shares	Value
Brazil - 4.7%
Banco Itau Holding Financeira SA (non-vtg.)	4,418,550	$ 93,800,359
Companhia Vale do Rio Doce (PN-A)	1,654,800	43,002,818
Empresa Nacional de Comercio Redito e Participacoes SA (PN) (a)	11,465	234,235
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	3,402,550	147,354,014
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $64,154,271)		284,391,426
Convertible Bonds - 0.0%
Principal Amount (i)
Brazil - 0.0%
Companhia de Saneamento de Minas Gerais 2.3% 6/1/13 (g)(h) (Cost $957,155)	BRL	15,278	1,131,068
Money Market Funds - 4.5%
	Shares
Fidelity Cash Central Fund, 2.35% (b)	150,827,207	150,827,207
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	123,724,375	123,724,375
TOTAL MONEY MARKET FUNDS (Cost $274,551,582)		274,551,582
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $3,985,811,942)	6,131,995,717
NET OTHER ASSETS - (0.9)%	(55,905,847)
NET ASSETS - 100%	$ 6,076,089,870
Currency Abbreviation
BRL	-	Brazilian real
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 27,750,635 or 0.5% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,131,068 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Companhia de Saneamento de Minas Gerais 2.3% 6/1/13	8/20/07	$ 957,155
(i) Principal amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,650,705
Fidelity Securities Lending Cash Central Fund	831,215
Total	$ 4,481,920
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Totvs SA	$ 47,368,360	$ 13,847,841	$ 5,461,832	$ 828,438	$ 48,684,379
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $4,013,851,055. Net unrealized appreciation aggregated $2,118,144,662, of which $2,398,361,782 related to appreciated investment securities and $280,217,120 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Nordic Fund

July 31, 2008

1.804855.104

NOR-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Bermuda - 3.2%
Seadrill Ltd.	689,300	$ 20,582,107
Denmark - 14.8%
Carlsberg AS Series B	53,600	4,350,176
Danske Bank AS	244,600	6,912,028
FLS Industries	65,650	6,310,840
Novo Nordisk AS Series B (d)	521,990	33,097,127
Novozymes AS Series B (d)	84,100	7,900,524
Rockwool International AS Series B (d)	37,090	4,279,100
Vestas Wind Systems AS (a)	246,700	32,173,838
TOTAL DENMARK		95,023,633
Finland - 21.7%
Fortum Oyj	484,800	21,370,175
Nokia Corp. (d)	3,124,950	85,284,795
Nokian Tyres Ltd.	767,310	33,037,787
TOTAL FINLAND		139,692,757
Iceland - 0.1%
Ossur hf (a)	689,370	738,424
Norway - 18.3%
Blom ASA (a)(d)	499,000	4,129,769
DnB Nor ASA	796,300	10,168,616
Norsk Hydro ASA	664,770	8,310,041
Northern Logistic Property ASA	303,200	1,825,176
Norwegian Air Shuttle AS (a)(d)	798,921	7,651,862
Orkla ASA (A Shares)	295,950	3,748,413
StatoilHydro ASA	1,078,796	34,943,346
Telenor ASA	1,608,200	24,198,604
Yara International ASA	317,300	22,539,700
TOTAL NORWAY		117,515,527
Sweden - 39.8%
ABB Ltd. (Sweden)	1,006,000	26,368,948
Alfa Laval AB	314,000	4,880,761
East Capital Explorer AB	97,200	1,130,446
Elekta AB (B Shares) (d)	1,935,700	40,689,408
H&M Hennes & Mauritz AB (B Shares) (d)	492,140	26,251,497
Hexagon AB (B Shares)	1,260,975	20,520,814

	Shares	Value
Intrum Justitia AB	341,800	$ 5,454,851
Investment AB Kinnevik	1,430,700	21,427,296
Meda AB (A Shares)	417,000	4,335,138
Modern Times Group MTG AB (B Shares)	328,100	18,420,156
NeoNet AB (d)	2,239,494	6,437,794
Nordea Bank AB	1,899,300	26,907,011
Ratos AB (B Shares)	478,400	13,687,167
RNB Retail & Brands AB (d)	1,482,450	4,688,504
Svenska Handelsbanken AB (A Shares)	246,500	6,238,044
TELE2 AB (B Shares)	1,086,000	18,959,941
TeliaSonera AB	1,274,000	9,695,030
TOTAL SWEDEN		256,092,806
TOTAL COMMON STOCKS (Cost $568,716,601)		629,645,254
Money Market Funds - 6.2%

Fidelity Cash Central Fund, 2.35% (b)	8,738,408	8,738,408
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	30,927,636	30,927,636
TOTAL MONEY MARKET FUNDS (Cost $39,666,044)		39,666,044
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $608,382,645)	669,311,298
NET OTHER ASSETS - (4.1)%	(26,097,483)
NET ASSETS - 100%	$ 643,213,815
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 264,880
Fidelity Securities Lending Cash Central Fund	1,583,046
Total	$ 1,847,926
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $611,242,219. Net unrealized appreciation aggregated $58,069,079, of which $125,971,140 related to appreciated investment securities and $67,902,061 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Overseas Fund

July 31, 2008

1.804876.104

OVE-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value
Australia - 1.8%
Computershare Ltd.	5,786,163	$ 47,674,728
CSL Ltd.	2,984,602	97,241,586
TOTAL AUSTRALIA		144,916,314
Belgium - 0.2%
Fortis	1,415,900	19,886,619
Brazil - 2.3%
Vivo Participacoes SA (PN) sponsored ADR (d)	31,799,900	180,941,431
Canada - 1.9%
Harry Winston Diamond Corp.	2,657,300	56,449,944
Nexen, Inc.	882,200	27,753,735
Nortel Networks Corp. (a)	8,451,740	64,800,663
TOTAL CANADA		149,004,342
Cayman Islands - 1.0%
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	2,481,208	83,021,220
China - 1.0%
Global Bio-Chem Technology Group Co. Ltd. (e)	148,410,000	56,117,912
Li Ning Co. Ltd.	9,265,500	22,660,190
TOTAL CHINA		78,778,102
Finland - 1.5%
Neste Oil Oyj	1,441,422	34,791,582
Nokia Corp. sponsored ADR	3,140,600	85,801,192
TOTAL FINLAND		120,592,774
France - 8.9%
Accor SA	465,800	31,063,422
Alstom SA	1,198,800	134,186,621
Cap Gemini SA	775,200	49,488,444
Credit Agricole SA	3,475,700	74,005,068
Pernod Ricard SA	1,910,184	166,228,102
Pinault Printemps-Redoute SA	340,400	36,926,985
Remy Cointreau SA	390,000	19,125,375
Sodexho Alliance SA ADR	2,526,800	164,747,360
Veolia Environnement	667,837	35,440,067
TOTAL FRANCE		711,211,444
Germany - 10.9%
Adidas-Salomon AG (d)	683,100	41,817,243
Allianz AG (Reg.)	388,900	65,942,548
Bayer AG	831,600	71,565,744
Daimler AG	1,107,400	63,885,906
Deutsche Bank AG (NY Shares)	358,800	33,074,184
Deutsche Boerse AG	1,131,383	128,798,906
E.ON AG	509,591	97,109,916
Hochtief AG	689,100	53,537,587
Linde AG	695,500	96,166,871

	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	636,476	$ 105,648,266
RWE AG	942,800	112,812,025
TOTAL GERMANY		870,359,196
Hong Kong - 4.9%
China Unicom Ltd. sponsored ADR (d)	14,952,300	305,924,060
Hutchison Whampoa Ltd.	8,687,000	81,785,807
TOTAL HONG KONG		387,709,867
India - 3.2%
Allahabad Bank	10,885,323	15,384,885
Bank of Baroda	5,270,852	32,434,657
Gammon India Ltd.	3,139,930	15,702,052
Satyam Computer Services Ltd. sponsored ADR	3,688,400	78,710,456
Suzlon Energy Ltd.	21,015,325	110,360,939
TOTAL INDIA		252,592,989
Indonesia - 2.9%
PT Indosat Tbk sponsored ADR (d)	6,377,786	229,919,185
Italy - 5.7%
Ansaldo STS SpA	1,690,938	25,141,210
ENI SpA	7,417,900	250,306,636
Impregilo SpA (a)(d)(e)	24,757,000	122,214,834
Mediobanca SpA	1,528,200	22,211,483
UniCredit SpA	5,239,300	31,193,484
TOTAL ITALY		451,067,647
Japan - 12.9%
Aeon Co. Ltd.	4,324,400	52,781,223
Asahi Glass Co. Ltd.	6,430,000	71,041,350
Bridgestone Corp.	2,415,500	39,414,412
Canon, Inc. sponsored ADR	1,200,700	54,787,941
Citizen Holdings Co. Ltd.	6,809,300	48,260,893
Fujifilm Holdings Corp.	1,104,000	34,700,609
Hitachi Ltd.	4,961,000	35,760,480
Itochu Corp.	4,736,000	47,061,748
Mitsubishi Corp.	1,359,100	39,602,240
Mitsubishi UFJ Financial Group, Inc.	10,743,400	94,862,726
Nomura Holdings, Inc.	5,142,900	74,215,161
NTT DoCoMo, Inc.	71,352	115,890,278
Ricoh Co. Ltd.	2,641,000	42,885,346
Sumitomo Mitsui Financial Group, Inc.	16,164	125,405,930
Sumitomo Trust & Banking Co. Ltd.	5,356,000	36,878,400
T&D Holdings, Inc.	764,200	48,216,365
THK Co. Ltd.	1,646,800	29,519,986
Yokogawa Electric Corp.	4,310,000	36,265,334
TOTAL JAPAN		1,027,550,422
Korea (South) - 0.7%
Doosan Heavy Industries & Construction Co. Ltd.	577,550	56,362,670
Common Stocks - continued
	Shares	Value
Luxembourg - 0.8%
ArcelorMittal SA (NY Shares) Class A	762,100	$ 66,622,782
Netherlands - 0.9%
Fugro NV (Certificaten Van Aandelen) unit	530,100	37,609,923
ING Groep NV (Certificaten Van Aandelen)	961,200	31,343,098
TOTAL NETHERLANDS		68,953,021
Norway - 1.9%
Aker Solutions ASA	5,443,550	127,516,454
Renewable Energy Corp. AS (a)	881,600	25,530,750
TOTAL NORWAY		153,047,204
Portugal - 1.0%
Energias de Portugal SA	5,777,000	31,584,275
Galp Energia SGPS SA Class B	2,740,100	50,696,350
TOTAL PORTUGAL		82,280,625
Russia - 1.0%
OAO Gazprom sponsored ADR	1,675,600	79,591,000
Spain - 3.4%
Repsol YPF SA sponsored ADR	4,762,300	159,203,689
Telefonica SA sponsored ADR	1,437,300	111,865,059
TOTAL SPAIN		271,068,748
Switzerland - 6.3%
Actelion Ltd. (Reg.) (a)(d)	1,093,202	59,517,017
EFG International	914,005	28,593,876
Nestle SA (Reg.)	1,858,683	81,542,744
Roche Holding AG (participation certificate)	749,568	138,511,388
Sonova Holding AG	600,608	43,658,228
Syngenta AG (Switzerland)	295,668	86,076,906
UBS AG (For. Reg.)	1,771,817	34,013,338
Zurich Financial Services AG (Reg.)	107,534	28,267,905
TOTAL SWITZERLAND		500,181,402
Turkey - 0.4%
Turkcell Iletisim Hizmet AS sponsored ADR	1,544,500	29,808,850
United Kingdom - 12.7%
Anglo American PLC ADR	1,615,300	46,132,968
Aviva PLC	6,191,900	61,447,100
BAE Systems PLC	11,445,100	101,561,490
HSBC Holdings PLC sponsored ADR (d)	1,620,500	133,707,455
Kingfisher PLC	12,348,400	28,701,689
Man Group PLC	4,212,300	50,881,941
Pearson PLC	3,439,500	44,038,100

	Shares	Value
Prudential PLC	4,175,500	$ 44,715,815
Reckitt Benckiser Group PLC	756,100	41,223,613
Rio Tinto PLC (Reg.)	1,201,300	125,714,054
Royal Bank of Scotland Group PLC	8,168,200	33,891,075
Shire PLC	3,897,100	64,586,420
Smith & Nephew PLC	4,110,900	43,899,535
The Weir Group PLC	3,888,909	68,437,062
Unilever PLC	1,361,900	37,340,188
Vodafone Group PLC sponsored ADR	2,245,900	60,257,497
WPP Group PLC	2,537,600	24,088,745
TOTAL UNITED KINGDOM		1,010,624,747
United States of America - 4.8%
AES Corp. (a)	7,375,800	119,045,412
Baxter International, Inc.	1,623,400	111,381,474
Devon Energy Corp.	643,500	61,061,715
Freeport-McMoRan Copper & Gold, Inc. Class B	979,000	94,718,250
TOTAL UNITED STATES OF AMERICA		386,206,851
TOTAL COMMON STOCKS (Cost $7,521,307,200)		7,412,299,452
Money Market Funds - 8.7%

Fidelity Cash Central Fund, 2.35% (b)	449,236,232	449,236,232
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	244,561,926	244,561,926
TOTAL MONEY MARKET FUNDS (Cost $693,798,158)		693,798,158
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $8,215,105,358)	8,106,097,610
NET OTHER ASSETS - (1.7)%	(135,470,162)
NET ASSETS - 100%	$ 7,970,627,448
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aker Solutions ASA	$ 509,546,689	$ -	$ 212,671,127	$ 4,093,592	$ -
Global Bio-Chem Technology Group Co. Ltd.	42,632,796	14,345,947	-	340,103	56,117,912
Harry Winston Diamond Corp.	-	8,209,145	10,609,736	381,413	-
Impregilo SpA	135,232,253	46,487,532	-	-	122,214,834
Total	$ 687,411,738	$ 69,042,624	$ 223,280,863	$ 4,815,108	$ 178,332,746
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,151,231
Fidelity Securities Lending Cash Central Fund	9,259,214
Total	$ 20,410,445
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $8,226,298,404. Net unrealized depreciation aggregated $120,200,794, of which $636,306,428 related to appreciated investment securities and $756,507,222 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Pacific Basin Fund

July 31, 2008

1.804825.104

PAF-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Australia - 11.9%
Ausenco Ltd.	560,285	$ 7,396,845
Austal Ltd.	934,506	2,314,341
Australian Agricultural Co. Ltd. (d)	734,851	1,965,202
BHP Billiton Ltd.	121,400	4,530,379
Bradken Ltd.	312,341	2,647,043
CSL Ltd.	289,489	9,431,867
Goodman Group unit	834,369	2,003,493
Gunns Ltd.	1,870,917	4,175,345
HFA Holdings Ltd.	561,705	555,376
Incitec Pivot Ltd.	54,306	8,386,508
Macquarie Airports unit	1,893,899	5,029,160
Mineral Resources Ltd.	527,262	3,073,312
Navitas Ltd.	692,860	1,467,971
Rio Tinto Ltd.	87,849	10,373,466
Seek Ltd. (d)	804,568	3,788,107
Sunland Group Ltd.	1,182,076	2,638,051
United Group Ltd. (d)	546,243	6,866,836
Wesfarmers Ltd.	98,400	3,186,521
WorleyParsons Ltd.	220,227	6,633,982
Wotif.com Holdings Ltd.	1,196,060	3,570,276
TOTAL AUSTRALIA		90,034,081
Bermuda - 3.7%
DVN Holdings Ltd.	7,930,000	518,394
Huabao International Holdings Ltd.	5,790,000	4,660,736
Mingyuan Medicare Development Co. Ltd. (d)	17,200,000	2,270,816
Noble Group Ltd.	5,818,400	9,190,979
Paradise Entertainment Ltd. (a)	102,582,000	986,163
Peace Mark Holdings Ltd.	9,877,750	6,191,319
Ports Design Ltd.	927,000	2,507,140
TPV Technology Ltd.	2,864,000	1,472,088
TOTAL BERMUDA		27,797,635
Cayman Islands - 5.6%
Chaoda Modern Agriculture (Holdings) Ltd.	2,353,025	2,729,552
China Dongxiang Group Co. Ltd.	5,953,000	2,296,776
China High Speed Transmission Equipment Group Co. Ltd.	724,000	1,373,462
China State Construction International Holdings Ltd. warrants 2/27/09 (a)	1,318,384	16,899
Ctrip.com International Ltd. sponsored ADR	87,510	3,945,826
Hembly International Holdings Ltd.	5,484,000	1,476,159
Kingboard Chemical Holdings Ltd.	749,900	3,604,549
Kingdee International Software Group Co. Ltd.	27,800,928	6,343,013
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	101,800	7,126,000
Perfect World Co. Ltd. sponsored ADR Class B (d)	99,230	2,625,626
Regent Pacific Group Ltd. (a)	34,954,000	1,993,762

	Shares	Value
SinoCom Software Group Ltd.	10,750,000	$ 1,598,390
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	39,100	1,308,286
Wuxi Pharmatech Cayman, Inc. sponsored ADR (d)	117,900	2,136,348
Xinao Gas Holdings Ltd.	2,332,000	3,915,761
TOTAL CAYMAN ISLANDS		42,490,409
China - 6.1%
51job, Inc. sponsored ADR (a)	237,900	3,428,139
AMVIG Holdings Ltd.	5,178,000	5,230,035
Baidu.com, Inc. sponsored ADR (a)	13,096	4,546,276
China Shenhua Energy Co. Ltd. (H Shares)	816,500	3,056,014
Focus Media Holding Ltd. ADR (a)(d)	316,600	9,406,186
Global Bio-Chem Technology Group Co. Ltd.	7,740,000	2,926,707
Jiangsu Expressway Co. Ltd. (H Shares)	2,442,013	2,075,285
Li Ning Co. Ltd.	990,000	2,421,196
Lianhua Supermarket Holdings Co. (H Shares)	884,000	1,223,749
Minth Group Ltd.	1,784,000	1,170,796
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	513,000	3,586,976
Royale Furniture Holdings Ltd.	8,165,308	1,015,221
Tencent Holdings Ltd.	408,800	3,644,386
Yantai Changyu Pioneer Wine Co. (B Shares)	485,100	2,953,529
TOTAL CHINA		46,684,495
Hong Kong - 5.3%
Bank of East Asia Ltd.	707,164	3,444,451
China Insurance International Holdings Co. Ltd.	1,278,000	2,928,968
China State Construction International Holdings Ltd.	30,618,752	7,653,118
China Unicom Ltd.	2,780,000	5,705,115
Golden Meditech Co. Ltd.	8,236,000	2,639,202
Hang Lung Properties Ltd.	1,673,000	5,328,913
IPE Group Ltd.	21,375,000	2,767,221
Li & Fung Ltd.	768,539	2,625,303
PYI Corp. Ltd.	9,494,539	1,338,699
REXCAPITAL Financial Holdings Ltd. (a)	21,861,967	1,821,457
Tian An China Investments Co. Ltd.	3,389,800	2,272,438
Tian An China Investments Co. Ltd. warrants 1/2/10 (a)	396,800	4,578
Tingyi (Cayman Island) Holding Corp.	1,568,742	1,890,147
TOTAL HONG KONG		40,419,610
India - 5.1%
Bharat Heavy Electricals Ltd.	20,883	826,796
Educomp Solutions Ltd.	76,922	5,828,878
Financial Technologies India Ltd.	159,815	5,420,021
Gateway Distriparks Ltd.	159,115	339,140
Geodesic Information Systems Ltd.	720,293	3,024,710
INFO Edge India Ltd.	93,884	1,950,452
Common Stocks - continued
	Shares	Value
India - continued
Jain Irrigation Systems Ltd.	261,937	$ 3,253,904
NIIT Ltd.	1,940,580	3,974,024
Pantaloon Retail India Ltd.	417,805	4,026,066
Praj Industries Ltd.	320,853	1,377,183
Rallis India Ltd.	63,196	658,089
Reliance Industries Ltd.	39,910	2,073,777
Shopper's Stop Ltd.	203,437	1,411,443
Suzlon Energy Ltd.	362,981	1,906,177
United Spirits Ltd.	85,079	2,561,672
TOTAL INDIA		38,632,332
Indonesia - 1.8%
PT Bumi Resources Tbk	7,072,500	5,247,512
PT Indosat Tbk	3,240,500	2,315,272
PT Perusahaan Gas Negara Tbk Series B	4,767,348	6,393,128
TOTAL INDONESIA		13,955,912
Japan - 28.3%
Aeon Co. Ltd.	203,800	2,487,470
Ai Holdings Corp.	753,600	3,261,945
ARRK Corp. (a)(d)	391,500	1,016,035
Bridgestone Corp.	176,600	2,881,633
Canon Marketing Japan, Inc.	144,200	2,134,465
Canon, Inc.	143,000	6,535,546
Chofu Seisakusho Co. Ltd.	116,400	2,227,880
Culture Convenience Club Co. Ltd. (d)	504,500	2,721,466
Denso Corp.	71,600	1,860,030
Digital Garage, Inc. (a)(d)	7,610	6,841,876
eAccess Ltd. (d)	4,280	2,225,489
Fujifilm Holdings Corp.	119,500	3,756,089
Fujitsu Ltd.	753,000	5,445,741
Furuno Electric Co. Ltd.	298,500	3,925,957
H.I.S. Co. Ltd.	258,800	3,749,230
Hamakyorex Co. Ltd.	188,600	4,020,577
Hikari Tsushin, Inc.	84,700	2,598,545
Idemitsu Kosan Co., Ltd.	20,300	1,781,824
Inpex Holdings, Inc.	307	3,105,116
Internet Initiative Japan, Inc.	745	2,789,693
ISE Chemical Corp. (d)	421,000	2,470,044
Ishihara Sangyo Kaisha Ltd. (a)	1,281,000	1,959,079
Itochu Corp.	334,000	3,318,966
Kato Works Co. Ltd.	771,000	2,865,613
Kenedix Realty Investment Corp.	398	1,980,962
Konica Minolta Holdings, Inc.	253,000	4,154,248
Leopalace21 Corp.	228,900	3,095,422
Matsumotokiyoshi Holdings Co. Ltd.	142,600	2,861,516
Mazda Motor Corp.	614,000	3,544,242
Micronics Japan Co. Ltd.	198,500	5,464,316
Mitsubishi Corp.	407,700	11,879,798
Mitsubishi Electric Corp.	525,000	5,173,954
Mitsui Sumitomo Insurance Group Holdings, Inc.	84,100	2,787,456
Namco Bandai Holdings, Inc.	255,200	3,096,272

	Shares	Value
New City Residence Investment Corp.	1,130	$ 2,052,832
Nikon Corp.	148,000	4,299,819
Nippon Parkerizing Co. Ltd.	173,000	2,701,872
Nippon Seiki Co. Ltd.	433,000	6,244,768
Nitta Corp.	239,900	4,547,183
Nittoku Engineering Co. Ltd. (d)	472,900	4,207,842
Nomura Holdings, Inc.	365,200	5,270,057
Obic Co. Ltd.	17,730	3,235,737
Rakuten, Inc.	6,693	3,387,133
Renown, Inc. (a)(d)	719,200	2,366,447
Sankyo Seiko Co. Ltd.	425,800	1,073,479
Sega Sammy Holdings, Inc. (d)	749,700	7,018,232
SFCG Co. Ltd. (d)	17,770	1,885,870
Shimachu Co. Ltd.	72,900	1,804,088
SHO-BOND Holdings Co. Ltd.	175,600	2,757,127
Sony Corp.	113,100	4,276,695
Sumitomo Electric Industries Ltd.	203,600	2,472,921
Sumitomo Mitsui Financial Group, Inc.	1,053	8,169,540
Takasago Thermal Engineering Co. Ltd. (d)	480,000	5,298,730
Take & Give Needs Co. Ltd. (d)	14,787	1,145,790
The Sumitomo Warehouse Co. Ltd.	401,000	1,746,872
THK Co. Ltd.	97,700	1,751,338
Tohcello Co. Ltd.	543,000	2,581,880
Torishima Pump Manufacturing Co. Ltd. (d)	279,800	6,314,886
Toyota Tsusho Corp.	166,600	3,292,384
Tsutsumi Jewelry Co. Ltd.	58,500	1,171,193
Wacom Co. Ltd.	1,470	3,264,547
TOTAL JAPAN		214,357,757
Korea (South) - 10.6%
CDNetworks Co. Ltd. (a)	120,643	1,275,191
CJ CheilJedang Corp. (a)	29,764	6,852,560
Daewoo International Corp.	64,340	2,560,532
Duzon Digital Ware Co. Ltd.	271,637	2,370,577
eSang Networks Co. Ltd.	100,877	2,518,121
Hana Tour Service, Inc.	39,061	1,268,838
Hyunjin Materials Co. Ltd.	17,121	776,931
Infopia Co. Ltd.	144,827	3,986,857
Jinsung T.E.C. Co. Ltd.	426,913	6,692,311
Kyeryong Construction Industrial Co. Ltd.	67,780	1,575,418
LG Household & Health Care Ltd.	18,549	3,615,086
MegaStudy Co. Ltd.	12,242	3,066,217
Meritz Fire & Marine Insurance Co. Ltd.	203,380	1,986,794
Mobilians Co. Ltd. (a)	446,219	1,259,665
NHN Corp. (a)	72,451	11,897,678
Plantynet Co. Ltd.	272,961	1,191,439
SFA Engineering Corp.	115,928	6,907,436
Shinhan Financial Group Co. Ltd.	121,104	5,643,026
TK Corp.	250,863	10,395,631
Yuhan Corp.	21,719	4,506,380
TOTAL KOREA (SOUTH)		80,346,688
Common Stocks - continued
	Shares	Value
Malaysia - 2.9%
IJM Corp. Bhd	1,169,700	$ 1,975,845
JobStreet Corp. Bhd	6,606,750	3,307,433
KNM Group Bhd	10,267,500	6,117,614
MMC Corp. Bhd	4,331,354	3,724,752
Muhibbah Engineering (M) Bhd	2,956,900	1,898,010
Parkson Holdings Bhd	959,513	1,343,790
Public Bank Bhd (For. Reg.)	1,197,800	3,862,684
TOTAL MALAYSIA		22,230,128
Papua New Guinea - 2.7%
Lihir Gold Ltd. (a)	2,839,789	7,273,518
Oil Search Ltd.	2,502,720	13,503,815
TOTAL PAPUA NEW GUINEA		20,777,333
Philippines - 1.7%
Aboitiz Equity Ventures, Inc.	14,825,000	2,245,958
Alliance Global Group, Inc. (a)	94,053,542	7,124,463
DMCI Holdings, Inc.	27,139,500	3,191,077
TOTAL PHILIPPINES		12,561,498
Singapore - 7.4%
CSE Global Ltd.	7,553,500	5,579,227
Ezra Holdings Ltd.	2,932,000	4,288,431
GigaMedia Ltd. (a)	122,400	1,537,344
Goodpack Ltd.	12,162,000	12,896,665
Goodpack Ltd. warrants 7/16/09 (a)	1,143,125	167,197
Mirach Energy Ltd. (a)	8,933,000	1,175,910
Olam International Ltd.	4,844,625	8,042,488
Parkway Holdings Ltd.	3,240,584	4,739,775
Pertama Holdings Ltd.	10,644,000	2,179,552
Raffles Education Corp. Ltd.	7,941,000	6,678,477
SembCorp Marine Ltd.	1,702,000	5,215,284
SIA Engineering Co. Ltd.	930,000	2,115,182
Tat Hong Holdings Ltd.	1,257,000	1,452,435
Tat Hong Holdings Ltd. warrants 7/30/13 (a)	125,700	17,839
TOTAL SINGAPORE		56,085,806
Taiwan - 2.8%
104 Corp.	479,000	1,534,780
Advanced Semiconductor Engineering, Inc.	2,925,000	2,516,394
Apex Biotechnology Corp.	943,000	1,836,028
D-Link Corp.	1,515,883	2,013,295

	Shares	Value
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,697,462	$ 8,203,121
Powertech Technology, Inc.	414,300	1,173,934
Tsann Kuen Enterprise Co. Ltd.	4,332,900	3,808,875
TOTAL TAIWAN		21,086,427
Thailand - 2.5%
Central Pattana PCL (For. Reg.)	2,958,071	1,763,906
Minor International PCL (For. Reg.)	5,998,284	2,360,684
Siam Commercial Bank PCL (For. Reg.)	2,127,352	4,725,335
Thai Stanley Electric PCL	656,390	2,348,444
Ticon Industrial Connection PCL (For. Reg.)	6,755,800	2,900,522
Total Access Communication PCL	2,533,180	3,343,798
True Corp. PCL (For. Reg.) (a)	13,415,200	1,207,928
TOTAL THAILAND		18,650,617
Vietnam - 0.1%
Luks Group (Vietnam Holdings) Co. Ltd.	2,080,000	1,159,762
TOTAL COMMON STOCKS (Cost $750,314,021)		747,270,490
Money Market Funds - 5.7%

Fidelity Cash Central Fund, 2.35% (b)	8,038,350	8,038,350
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	34,891,246	34,891,246
TOTAL MONEY MARKET FUNDS (Cost $42,929,596)		42,929,596
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $793,243,617)	790,200,086
NET OTHER ASSETS - (4.2)%	(31,803,301)
NET ASSETS - 100%	$ 758,396,785
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 175,440
Fidelity Securities Lending Cash Central Fund	609,187
Total	$ 784,627
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $795,615,393. Net unrealized depreciation aggregated $5,415,307, of which $125,570,009 related to appreciated investment securities and $130,985,316 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Southeast Asia Fund

July 31, 2008

1.804844.104

SEA-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
Australia - 1.9%
Telstra Corp. Ltd.	11,086,470	$ 46,978,085
Woolworths Ltd.	347,681	8,250,324
TOTAL AUSTRALIA		55,228,409
Bermuda - 0.2%
Huabao International Holdings Ltd.	6,300,000	5,071,267
Cayman Islands - 2.2%
Hutchison Telecommunications International Ltd.	37,200,000	48,826,907
Mindray Medical International Ltd. sponsored ADR	287,700	11,493,615
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	54,200	3,794,000
TOTAL CAYMAN ISLANDS		64,114,522
China - 15.9%
Aluminum Corp. of China Ltd. (H Shares)	22,244,000	22,866,704
BYD Co. Ltd. (H Shares)	13,621,200	13,880,299
China Construction Bank Corp. (H Shares)	30,524,000	26,918,212
China Oilfield Services Ltd. (H Shares)	8,250,000	12,351,313
China Petroleum & Chemical Corp. (H Shares)	48,098,000	50,228,814
China Shenhua Energy Co. Ltd. (H Shares)	6,688,500	25,033,865
China Telecom Corp. Ltd. (H Shares)	48,228,000	26,309,926
Focus Media Holding Ltd. ADR (a)(d)	1,946,600	57,833,486
Industrial & Commercial Bank of China	138,100,000	104,438,830
Jiangsu Expressway Co. Ltd. (H Shares)	55,552,000	47,209,516
PetroChina Co. Ltd. (H Shares)	35,158,000	46,811,097
Tencent Holdings Ltd.	218,000	1,943,435
Zijin Mining Group Co. Ltd. (H Shares)	30,182,000	23,985,900
ZTE Corp. (H Shares)	332,320	1,652,740
TOTAL CHINA		461,464,137
Hong Kong - 20.2%
BYD Electronic International Co. Ltd.	12,032,500	5,860,785
Cafe de Coral Holdings Ltd.	4,838,000	9,177,912
Cheung Kong Holdings Ltd.	2,313,000	32,671,837
China Mobile (Hong Kong) Ltd.	6,474,300	86,497,761
China State Construction International Holdings Ltd.	19,904,000	4,974,979
China Unicom Ltd.	19,404,000	39,820,880
CLP Holdings Ltd.	6,370,000	52,337,597
CNOOC Ltd.	52,416,000	77,332,019
Hang Seng Bank Ltd.	448,800	8,847,600
Hong Kong & China Gas Co. Ltd.	1,002,100	2,217,013
Hong Kong Electric Holdings Ltd.	11,573,000	67,346,980
Hutchison Whampoa Ltd.	9,968,000	93,846,083
PCCW Ltd.	75,303,000	47,778,642

	Shares	Value
Sa Sa International Holdings Ltd.	24,634,000	$ 11,051,451
Sinotruk Hong Kong Ltd.	13,141,500	13,863,124
Television Broadcasts Ltd.	1,014,000	5,692,832
Wharf Holdings Ltd.	6,217,000	27,811,385
TOTAL HONG KONG		587,128,880
Indonesia - 1.1%
PT Bumi Resources Tbk	40,592,500	30,118,011
PT Jakarta International Hotel & Development Tbk (a)	42,275,000	2,555,777
TOTAL INDONESIA		32,673,788
Korea (South) - 17.8%
Hanmi Pharm Co. Ltd.	155,324	18,660,995
Hyundai Department Store Co. Ltd.	91,022	7,884,996
Hyundai Engineering & Construction Co. Ltd.	472,300	31,690,166
Hyundai Steel Co.	235,746	16,001,635
Kookmin Bank	953,447	54,055,879
Korea Exchange Bank	2,040,940	26,495,944
Korea Gas Corp.	224,917	17,004,493
LG Household & Health Care Ltd.	194,114	37,831,623
MegaStudy Co. Ltd.	158,207	39,625,628
NHN Corp. (a)	422,237	69,338,448
Samsung Electronics Co. Ltd.	44,562	24,649,351
Samsung Fire & Marine Insurance Co. Ltd.	171,373	33,805,942
Shinhan Financial Group Co. Ltd.	1,484,021	69,150,232
Shinsegae Co. Ltd.	42,692	21,971,278
SK Telecom Co. Ltd.	251,881	48,000,185
TOTAL KOREA (SOUTH)		516,166,795
Malaysia - 6.7%
Bandar Raya Developments Bhd	6,552,100	3,179,459
DiGi.com Bhd	3,601,600	27,542,948
IGB Corp. Bhd	9,210,800	4,016,995
KNM Group Bhd	110,805,225	66,020,312
Public Bank Bhd (For. Reg.)	6,821,925	21,999,451
Resorts World Bhd	202,300	173,347
Telekom Malaysia Bhd	11,164,700	11,795,629
TM International Sdn Bhd (a)	28,460,400	55,504,773
Wah Seong Corp. Bhd	5,656,000	3,352,604
TOTAL MALAYSIA		193,585,518
Papua New Guinea - 1.0%
Lihir Gold Ltd. (a)	3,185,921	8,160,061
Oil Search Ltd.	3,983,056	21,491,194
TOTAL PAPUA NEW GUINEA		29,651,255
Singapore - 4.3%
DBS Group Holdings Ltd.	1,339,000	18,801,229
Ezra Holdings Ltd.	2,423,000	3,543,952
Guocoland Ltd.	136,000	216,820
Parkway Holdings Ltd.	1,752	2,563
SIA Engineering Co. Ltd.	4,493,000	10,218,831
Common Stocks - continued
	Shares	Value
Singapore - continued
Singapore Telecommunications Ltd.	6,736,000	$ 17,635,571
SMRT Corp. Ltd.	8,507,000	11,073,907
Starhub Ltd.	6,630,000	13,527,644
Swiber Holdings Ltd. (a)	1,856,000	2,619,628
United Engineers Ltd.	3,360,000	7,740,237
United Overseas Bank Ltd.	2,858,000	40,715,109
TOTAL SINGAPORE		126,095,491
Taiwan - 15.0%
104 Corp.	1,562,000	5,004,857
Ambassador Hotel	13,543,000	17,383,867
Chinatrust Financial Holding Co. Ltd.	78,028,000	56,401,109
Chong Hong Construction Co. Ltd.	3,944,550	7,903,930
Chunghwa Telecom Co. Ltd.	40,803,000	103,276,101
Far Eastern Textile Ltd.	9,132,000	11,626,139
Farglory Land Developt Co. Ltd.	1,964,000	5,015,154
Farglory Land Developt Co. Ltd. rights 8/15/08 (a)	1,964,000	1
First Financial Holding Co. Ltd.	66,080,000	55,293,810
Goldsun Development & Construction Co. Ltd.	29,799,000	14,281,991
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,227,030	25,260,040
Huaku Development Co. Ltd.	5,164,000	12,548,767
Hung Poo Real Estate Development Co. Ltd.	5,769,750	6,846,379
Siliconware Precision Industries Co. Ltd.	16,831,650	21,943,546
Siliconware Precision Industries Co. Ltd. sponsored ADR	450,662	2,987,889
Taiwan Fertilizer Co. Ltd.	13,845,000	49,883,098
Taiwan Semiconductor Manufacturing Co. Ltd.	10,964,105	19,807,694
Yuanta Financial Holding Co. Ltd.	32,937,500	19,093,110
TOTAL TAIWAN		434,557,482
Thailand - 7.7%
Advanced Info Service PCL (For. Reg.)	2,326,500	5,965,385
Asian Property Development PCL:
(For. Reg.)	38,243,900	5,587,213
NVDR	25,597,200	3,739,603
Bangkok Bank Ltd. PCL (For. Reg.)	10,342,100	34,226,986
Banpu PCL:
unit	1,088,500	13,500,775
(For. Reg.)	478,900	5,939,845
BEC World PCL (For. Reg.)	19,995,400	12,996,414
Big C Supercenter PCL unit	7,608,624	11,796,316
Land & House PCL (For. Reg.)	59,963,000	11,799,517

	Shares	Value
Major Cineplex Group PCL (For. Reg.)	66,851,200	$ 28,502,449
Quality Houses PCL	251,706,145	13,433,333
Quality Houses PCL NVDR	105,188,475	5,613,815
Siam City Bank PCL:
NVDR (a)	19,689,100	7,807,544
(For. Reg.) (a)	11,001,400	4,362,511
Siam Commercial Bank PCL (For. Reg.)	18,741,400	41,628,930
Tisco Bank PCL:
(For. Reg.)	4,186,360	2,209,260
NVDR	11,487,600	6,062,329
Total Access Communication PCL	6,308,600	8,327,352
TOTAL THAILAND		223,499,577
TOTAL COMMON STOCKS (Cost $2,764,936,597)		2,729,237,121
Nonconvertible Preferred Stocks - 0.6%

Korea (South) - 0.6%
Samsung Electronics Co. Ltd. (Cost $20,825,500)	48,982	18,003,731
Money Market Funds - 6.9%

Fidelity Cash Central Fund, 2.35% (b)	142,263,719	142,263,719
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	59,371,300	59,371,300
TOTAL MONEY MARKET FUNDS (Cost $201,635,019)		201,635,019
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $2,987,397,116)	2,948,875,871
NET OTHER ASSETS - (1.5)%	(43,632,757)
NET ASSETS - 100%	$ 2,905,243,114
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,154,452
Fidelity Securities Lending Cash Central Fund	317,150
Total	$ 3,471,602
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $3,002,358,978. Net unrealized depreciation aggregated $53,483,107, of which $278,209,649 related to appreciated investment securities and $331,692,756 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Total International
Equity Fund

July 31, 2008

1.863105.100

TIE-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Australia - 3.3%
AMP Ltd.	40,791	$ 251,975
Babcock & Brown Ltd.	18,000	111,190
Babcock & Brown Power unit	100,000	64,974
Cochlear Ltd.	2,614	108,797
CSL Ltd.	21,232	691,762
Leighton Holdings Ltd.	2,588	103,572
Macquarie Airports unit	44,332	117,722
Macquarie Group Ltd.	3,409	165,095
Macquarie Infrastructure Group unit	76,533	185,213
QBE Insurance Group Ltd.	1,556	33,099
Silex Systems Ltd. (a)	10,000	71,095
Sino Gold Mining Ltd. (a)	1,546	7,425
Woolworths Ltd.	11,872	281,718
WorleyParsons Ltd.	5,228	157,485
TOTAL AUSTRALIA		2,351,122
Austria - 0.1%
Raiffeisen International Bank Holding AG	300	37,174
Bahrain - 0.0%
Gulf Finance House BSC GDR (b)	400	15,400
Belgium - 0.8%
Hansen Transmission International NV	34,000	211,467
InBev SA	5,200	348,510
TOTAL BELGIUM		559,977
Bermuda - 1.0%
Aquarius Platinum Ltd. (Australia)	3,363	34,233
China Solar Energy Holding Ltd. (a)	140,000	2,638
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	6,000	14,880
Credicorp Ltd. (NY Shares)	500	37,005
Global Digital Creations Holdings Ltd. (a)	64,000	2,871
Ports Design Ltd.	59,000	159,570
Samling Global Ltd.	44,000	5,471
Seadrill Ltd.	13,600	406,088
West Siberian Resources Ltd. SDR (a)	14,000	15,150
TOTAL BERMUDA		677,906
Brazil - 2.8%
Anhanguera Educacional Participacoes SA unit	1,418	27,594
Banco Bradesco SA:
(PN)	5,300	112,039
(PN) sponsored ADR	1,100	23,353
Common Stocks - continued
	Shares	Value
Brazil - continued
Banco Daycoval SA (PN)	5,000	$ 35,860
Bolsa de Mercadorias & Futuros - BM&F SA	9,200	81,142
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	1,100	43,109
Companhia Vale do Rio Doce sponsored ADR	6,000	180,180
GVT Holding SA (a)	900	22,129
Medial Saude SA	700	7,913
MRV Engenharia e Participacoes SA	6,100	141,455
Net Servicos de Comunicacao SA sponsored ADR	2,400	30,144
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	2,700	123,768
sponsored ADR	14,300	799,513
TIM Participacoes SA sponsored ADR (non-vtg.)	3,300	89,100
Uniao de Bancos Brasileiros SA (Unibanco) GDR	1,800	236,934
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	700	16,954
TOTAL BRAZIL		1,971,187
Canada - 3.4%
Addax Petroleum, Inc.	500	19,529
BCE, Inc.	4,400	167,345
Canadian Natural Resources Ltd.	1,900	148,478
EnCana Corp.	2,200	158,793
First Quantum Minerals Ltd.	3,500	240,968
Goldcorp, Inc.	5,800	216,116
Harry Winston Diamond Corp.	5,200	110,465
Nexen, Inc.	3,200	100,671
Petrobank Energy & Resources Ltd. (a)	5,000	201,201
Potash Corp. of Saskatchewan, Inc.	2,400	490,248
Research In Motion Ltd. (a)	1,600	196,512
RONA, Inc. (a)	5,000	55,868
Silver Wheaton Corp. (a)	10,000	128,437
Sino-Forest Corp. (a)	700	11,144
SouthGobi Energy Resources Ltd. (a)	800	14,846
Timminco Ltd. (a)	5,000	118,181
TOTAL CANADA		2,378,802
Cayman Islands - 1.3%
AAC Acoustic Technology Holdings, Inc. (a)	14,000	12,687
AirMedia Group, Inc. ADR	100	1,399
Chaoda Modern Agriculture (Holdings) Ltd.	250,575	290,672
China Digital TV Holding Co. Ltd. ADR	1,300	17,394
Foxconn International Holdings Ltd. (a)	23,000	22,022
Hidili Industry International Development Ltd.	12,000	17,996
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Himax Technologies, Inc. sponsored ADR	76,300	$ 289,940
Intime Department Store Group Co. Ltd.	60,000	32,916
LDK Solar Co. Ltd. sponsored ADR (a)	2,000	67,340
SinoCom Software Group Ltd.	154,000	22,898
Subsea 7, Inc. (a)	6,000	140,993
Yingli Green Energy Holding Co. Ltd. ADR (a)	1,700	28,662
TOTAL CAYMAN ISLANDS		944,919
China - 1.5%
China Communications Construction Co. Ltd. (H Shares)	16,200	30,566
China Construction Bank Corp. (H Shares)	217,000	191,366
China Merchants Bank Co. Ltd. (H Shares)	15,000	54,700
China Nepstar Chain Drugstore Ltd. ADR	100	778
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)	25,000	91,000
Dongfang Electric Corp. Ltd.	10,000	34,224
Focus Media Holding Ltd. ADR (a)	2,500	74,275
Global Bio-Chem Technology Group Co. Ltd.	566,000	214,020
Golden Eagle Retail Group Ltd. (H Shares)	42,000	35,693
Industrial & Commercial Bank of China	168,000	127,051
Nine Dragons Paper (Holdings) Ltd.	75,000	58,642
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	5,000	34,961
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	3,800	98,154
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	34,000	32,032
TOTAL CHINA		1,077,462
Cyprus - 0.2%
Marfin Popular Bank Public Co.	17,239	122,060
XXI Century Investments Public Ltd. (a)	1,000	16,724
TOTAL CYPRUS		138,784
Czech Republic - 0.0%
Ceske Energeticke Zavody AS	300	24,945
Denmark - 0.7%
Novo Nordisk AS Series B sponsored ADR	2,100	133,371
Vestas Wind Systems AS (a)	2,860	372,992
TOTAL DENMARK		506,363
Egypt - 0.1%
Eastern Tobacco Co.	500	29,576
Common Stocks - continued
	Shares	Value
Egypt - continued
Orascom Construction Industries	300	$ 22,041
Telecom Egypt SAE	4,500	12,801
TOTAL EGYPT		64,418
Finland - 1.2%
Nokia Corp. sponsored ADR	25,600	699,392
Outotec Oyj	2,300	117,143
TOTAL FINLAND		816,535
France - 7.4%
Accor SA	2,200	146,714
Alcatel-Lucent SA (a)	7,400	44,263
Alstom SA	3,888	435,200
Audika SA	2,700	121,868
AXA SA sponsored ADR	24,800	728,872
BNP Paribas SA	5,000	492,896
Compagnie de St. Gobain	1,300	80,799
Compagnie Generale de Geophysique SA (a)	1,955	76,414
Delachaux SA	2,900	299,973
GDF Suez	9,703	607,483
Groupe Danone	5,036	373,509
Laurent-Perrier Group	610	80,624
Remy Cointreau SA	1,351	66,252
Renault SA	1,000	83,009
Societe Generale Series A	600	55,522
Suez Environnement SA rights 6/22/10 (a)	4,000	28,619
Total SA:
Series B	4,700	359,863
sponsored ADR	11,500	879,750
Unibail-Rodamco	1,300	290,819
TOTAL FRANCE		5,252,449
Georgia - 0.0%
Bank of Georgia unit (a)	1,000	18,450
Germany - 9.0%
Allianz AG sponsored ADR	56,600	963,332
BASF AG	1,600	101,273
Bayer AG	4,200	361,443
Continental AG	400	44,957
Daimler AG	12,300	709,587
Deutsche Post AG	3,400	79,783
E.ON AG	9,400	1,791,305
Common Stocks - continued
	Shares	Value
Germany - continued
GEA Group AG	2,600	$ 85,545
GFK AG	3,200	117,771
Linde AG	1,700	235,059
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	4,100	680,557
RWE AG	4,500	538,454
Siemens AG sponsored ADR	4,800	582,624
Tognum AG	3,100	67,721
TOTAL GERMANY		6,359,411
Hong Kong - 1.6%
BYD Electronic International Co. Ltd.	50,000	24,354
China Mobile (Hong Kong) Ltd.	12,000	160,322
China Mobile (Hong Kong) Ltd. sponsored ADR	3,400	227,290
China State Construction International Holdings Ltd.	2,000	500
CNOOC Ltd. sponsored ADR	560	82,533
CNPC (Hong Kong) Ltd.	40,000	17,176
Hong Kong Exchanges & Clearing Ltd.	7,200	107,332
REXCAPITAL Financial Holdings Ltd. (a)	425,000	35,409
Swire Pacific Ltd. (A Shares)	44,500	478,847
TOTAL HONG KONG		1,133,763
India - 1.4%
Areva T&D India Ltd.	740	28,713
Axis Bank Ltd. GDR (Reg. S)	2,300	34,960
Bank of India	4,463	28,637
Bharat Heavy Electricals Ltd.	6	238
Bharti Airtel Ltd. (a)	16,505	310,298
Cambridge Solutions Ltd. (a)	7,801	9,824
GAIL India Ltd.	1,181	10,441
Housing Development Finance Corp. Ltd.	400	21,442
Indian Overseas Bank	14,825	29,841
Infosys Technologies Ltd.	2,417	90,087
JSW Steel Ltd.	639	11,080
LANCO Infratech Ltd.	20	148
Nagarjuna Construction Co. Ltd.	50	153
Pantaloon Retail India Ltd.	3,194	30,778
Reliance Industries Ltd. GDR (Reg. S) (b)	464	48,024
Rural Electrification Corp. Ltd.	130	269
Satyam Computer Services Ltd. sponsored ADR	6,200	132,308
Sintex Industries Ltd.	4,239	31,426
Common Stocks - continued
	Shares	Value
India - continued
Subex Ltd.	1,147	$ 2,065
Suzlon Energy Ltd.	26,066	136,884
TOTAL INDIA		957,616
Indonesia - 0.2%
PT Bank Rakyat Indonesia Tbk	38,500	25,815
PT Bumi Resources Tbk	114,500	84,954
PT International Nickel Indonesia Tbk	18,500	9,354
PT Perusahaan Gas Negara Tbk Series B	36,000	48,277
TOTAL INDONESIA		168,400
Ireland - 0.5%
Bank of Ireland	13,800	115,882
C&C Group PLC	10,400	48,551
CRH PLC sponsored ADR	6,800	183,260
Dragon Oil PLC (a)	5,000	29,002
TOTAL IRELAND		376,695
Israel - 0.9%
BluePhoenix Solutions Ltd. (a)	7,700	36,190
Cellcom Israel Ltd.	700	23,198
ECtel Ltd. (a)	9,100	15,470
Israel Chemicals Ltd.	10,500	195,996
Leadcom Integrated Solutions (a)	18,200	6,372
Mellanox Technologies Ltd. (a)	800	10,232
Orckit Communications Ltd. (a)	4,400	28,204
Ormat Industries Ltd.	1,700	18,948
Partner Communications Co. Ltd. ADR	11,700	255,879
RADWARE Ltd. (a)	5,600	46,200
TOTAL ISRAEL		636,689
Italy - 2.6%
ENI SpA sponsored ADR	3,400	229,160
Fiat SpA	11,600	199,571
Finmeccanica SpA	7,900	232,924
Impregilo SpA (a)	21,600	106,630
UniCredit SpA	176,100	1,048,456
TOTAL ITALY		1,816,741
Japan - 12.7%
Aeon Co. Ltd.	25,100	306,357
Canon, Inc.	2,300	105,117
DeNA Co. Ltd.	10	48,753
Common Stocks - continued
	Shares	Value
Japan - continued
Denso Corp.	7,700	$ 200,031
East Japan Railway Co.	37	289,420
Ibiden Co. Ltd.	2,100	62,675
Ichiyoshi Securities Co. Ltd.	7,600	75,514
Japan Steel Works Ltd.	10,000	179,356
Japan Tobacco, Inc.	17	79,236
JSR Corp.	4,700	84,512
Kobayashi Pharmaceutical Co. Ltd.	2,000	65,622
Konica Minolta Holdings, Inc.	18,500	303,769
Leopalace21 Corp.	9,600	129,821
Miraca Holdings, Inc.	1,800	43,294
Mitsubishi Estate Co. Ltd.	3,000	72,249
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	41,700	366,126
Mitsui & Co. Ltd.	50,000	1,025,764
Nintendo Co. Ltd.	900	415,800
Obic Co. Ltd.	550	100,375
ORIX Corp.	2,920	448,731
Osaka Gas Co. Ltd.	112,000	404,266
Osaka Securities Exchange Co. Ltd.	18	77,746
Promise Co. Ltd.	3,100	79,303
Rakuten, Inc.	169	85,526
SBI Holdings, Inc.	265	63,493
SBI Securities Co. Ltd.	78	66,344
Shiseido Co. Ltd.	8,000	179,200
Sony Financial Holdings, Inc.	32	121,012
Sparx Group Co. Ltd.	230	66,086
Sugi Pharmacy Co. Ltd.	2,000	56,910
Sumco Corp.	3,720	84,419
Sumitomo Metal Industries Ltd.	33,000	158,749
Sumitomo Mitsui Financial Group, Inc.	48	372,401
Sumitomo Realty & Development Co. Ltd.	4,000	82,367
Sumitomo Trust & Banking Co. Ltd.	12,000	82,625
Takeda Pharmaceutical Co. Ltd.	7,500	398,189
Tokai Carbon Co. Ltd.	5,000	59,351
Tokuyama Corp.	30,000	189,916
Tokyo Tatemono Co. Ltd.	9,000	44,796
Torishima Pump Manufacturing Co. Ltd.	23,400	528,121
Toyota Motor Corp.	19,600	844,868
Toyota Motor Corp. sponsored ADR	1,300	111,865
USS Co. Ltd.	2,340	156,810
Wacom Co. Ltd.	30	66,623
Common Stocks - continued
	Shares	Value
Japan - continued
Xebio Co. Ltd.	5,800	$ 119,613
Yamada Denki Co. Ltd.	1,520	103,691
TOTAL JAPAN		9,006,812
Kazakhstan - 0.2%
JSC Halyk Bank of Kazakhstan unit	11,600	149,640
Korea (South) - 1.4%
Daehan Steel Co. Ltd.	139	11,334
Daelim Industrial Co.	300	26,823
Doosan Heavy Industries & Construction Co. Ltd.	410	40,012
Hyundai Industrial Development & Construction Co.	475	21,973
Hyundai Steel Co.	340	23,078
Hyunjin Materials Co. Ltd.	1,172	53,184
Jinsung T.E.C. Co. Ltd.	2,048	32,105
Kookmin Bank	1,345	76,255
KT&G Corp.	530	47,001
LG Electronics, Inc.	110	11,236
MegaStudy Co. Ltd.	100	25,047
Meritz Fire & Marine Insurance Co. Ltd.	2,270	22,175
NHN Corp. (a)	1,234	202,644
Samsung Electronics Co. Ltd.	470	259,979
Shinhan Financial Group Co. Ltd.	1,610	75,020
TK Corp.	904	37,461
TOTAL KOREA (SOUTH)		965,327
Luxembourg - 0.8%
ArcelorMittal SA (NY Shares) Class A	5,196	454,234
Evraz Group SA GDR	400	38,400
Tenaris SA sponsored ADR	700	42,175
TOTAL LUXEMBOURG		534,809
Malaysia - 0.0%
Public Bank Bhd	6,800	21,720
Mauritius - 0.0%
Golden Agri-Resources Ltd.	68,000	35,557
Mexico - 0.9%
America Movil SAB de CV Series L sponsored ADR	10,700	540,243
Banco Compartamos SA de CV	3,500	13,256
Fomento Economico Mexicano SA de CV sponsored ADR	400	18,344
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Financiero Banorte SA de CV Series O	10,039	$ 43,461
Wal-Mart de Mexico SA de CV Series V	7,100	28,877
TOTAL MEXICO		644,181
Netherlands - 1.7%
Advanced Metallurgical Group NV	2,150	175,971
ASML Holding NV (NY Shares)	12,100	275,759
Gemalto NV (a)	4,900	184,775
Heineken NV (Bearer)	1,900	88,280
ING Groep NV sponsored ADR	9,600	313,632
Koninklijke KPN NV	9,800	170,597
TOTAL NETHERLANDS		1,209,014
Norway - 2.2%
DnB Nor ASA	14,600	186,440
Marine Harvest ASA (a)	74,000	52,427
Orkla ASA (A Shares)	37,400	473,697
Petroleum Geo-Services ASA	21,800	503,075
Pronova BioPharma ASA	41,400	143,140
StatoilHydro ASA sponsored ADR	5,200	168,376
TOTAL NORWAY		1,527,155
Papua New Guinea - 0.2%
Lihir Gold Ltd. (a)	38,000	97,329
Oil Search Ltd.	11,978	64,629
TOTAL PAPUA NEW GUINEA		161,958
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	800	21,528
Philippines - 0.3%
Alliance Global Group, Inc. (a)	310,000	23,482
Jollibee Food Corp.	37,400	31,290
Philippine Long Distance Telephone Co. sponsored ADR	2,900	164,865
TOTAL PHILIPPINES		219,637
Poland - 0.1%
Eurocash SA	6,500	31,017
Trakcja Polska SA	12,500	30,157
TOTAL POLAND		61,174
Russia - 1.8%
Bank St. Petersburg OJSC	6,700	36,850
Gazprom Neft sponsored ADR	500	15,650
Common Stocks - continued
	Shares	Value
Russia - continued
JSC MMC 'Norilsk Nickel' sponsored ADR	3,600	$ 77,940
Lukoil Oil Co. sponsored ADR	500	41,350
Mechel Steel Group OAO sponsored ADR	1,800	38,196
Mobile TeleSystems OJSC sponsored ADR	600	42,840
OAO Gazprom sponsored ADR	13,880	659,300
OAO Raspadskaya	4,700	33,135
OAO TatNeft unit	300	35,850
OAO TMK unit	400	13,200
OJSC Rosneft unit	7,600	80,940
Sberbank (Savings Bank of the Russian Federation) GDR	290	101,181
Uralkali JSC (a)	4,100	45,715
Vimpel Communications sponsored ADR	2,300	58,029
Wimm-Bill-Dann Foods OJSC sponsored ADR	300	29,190
TOTAL RUSSIA		1,309,366
Singapore - 0.5%
DBS Group Holdings Ltd.	22,000	308,907
Singapore Exchange Ltd.	10,000	49,876
Straits Asia Resources Ltd.	7,000	14,231
TOTAL SINGAPORE		373,014
South Africa - 2.5%
African Rainbow Minerals Ltd.	15,063	509,194
Bell Equipment Ltd.	5,751	29,161
Exxaro Resources Ltd.	1,200	17,832
Impala Platinum Holdings Ltd.	14,300	479,152
JSE Ltd.	7,810	49,768
Kumba Iron Ore Ltd.	600	20,937
MTN Group Ltd.	21,803	376,839
Murray & Roberts Holdings Ltd.	7,364	96,362
Northam Platinum Ltd.	900	6,502
Raubex Group Ltd.	26,996	126,952
Truworths International Ltd.	8,400	33,285
TOTAL SOUTH AFRICA		1,745,984
Spain - 2.6%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	15,300	281,673
Banco Santander SA	18,500	358,326
Grifols SA	8,460	253,060
Inditex SA	1,500	72,159
Telefonica SA sponsored ADR	11,100	863,913
TOTAL SPAIN		1,829,131
Common Stocks - continued
	Shares	Value
Sweden - 1.2%
H&M Hennes & Mauritz AB (B Shares)	2,700	$ 144,022
Svenska Cellulosa AB (SCA) (B Shares)	23,400	264,763
Swedish Match Co.	8,000	158,426
Telefonaktiebolaget LM Ericsson (B Shares)	29,800	312,586
TOTAL SWEDEN		879,797
Switzerland - 8.4%
ABB Ltd. sponsored ADR	17,200	450,984
Compagnie Financiere Richemont unit	1,718	102,667
Credit Suisse Group sponsored ADR	5,400	269,352
EFG International	14,080	440,481
Julius Baer Holding AG	855	54,215
Nestle SA (Reg.)	35,170	1,542,952
Novartis AG sponsored ADR	3,400	201,790
Roche Holding AG (participation certificate)	10,326	1,908,118
SGS Societe Generale de Surveillance Holding SA (Reg.)	38	53,440
Sonova Holding AG	1,547	112,451
Swiss Life Holding AG	968	248,915
The Swatch Group AG (Reg.)	2,300	100,709
Zurich Financial Services AG (Reg.)	1,631	428,748
TOTAL SWITZERLAND		5,914,822
Taiwan - 0.9%
Advanced Semiconductor Engineering, Inc.	39,000	33,552
AU Optronics Corp.	50,399	55,984
AU Optronics Corp. sponsored ADR	2,519	28,465
China Steel Corp.	27,810	39,613
Everlight Electronics Co. Ltd.	10,199	26,992
First Financial Holding Co. Ltd.	50,000	41,839
HannStar Display Corp. (a)	350,000	104,445
Hon Hai Precision Industry Co. Ltd. (Foxconn)	38,000	183,638
HTC Corp.	2,600	40,804
Innolux Display Corp.	25,000	38,911
Powertech Technology, Inc.	5,500	15,584
Siliconware Precision Industries Co. Ltd.	14,140	18,434
TOTAL TAIWAN		628,261
Thailand - 0.2%
PTT Exploration & Production PCL (For. Reg.)	3,500	15,653
PTT PCL (For. Reg.)	2,200	16,398
Common Stocks - continued
	Shares	Value
Thailand - continued
Siam Commercial Bank PCL (For. Reg.)	24,800	$ 55,086
Total Access Communication PCL unit	22,600	29,648
TOTAL THAILAND		116,785
Turkey - 0.5%
Anadolu Efes Biracilik ve Malt Sanyii AS	8,100	91,336
Asya Katilim Bankasi AS	43,200	110,068
Bagfas Bandirma Gubre Fabrikalari AS	150	17,043
Enka Insaat ve Sanayi AS	1,466	17,162
Tupras-Turkiye Petrol Rafinerileri AS	1,000	27,329
Turkiye Garanti Bankasi AS (a)	30,200	101,901
Turkiye Vakiflar Bankasi TAO	9,000	18,360
TOTAL TURKEY		383,199
United Arab Emirates - 0.0%
DP World Ltd.	47	36
United Kingdom - 15.3%
3i Group PLC	8,900	158,211
Aegis Group PLC	82,500	177,098
Anglo American PLC:
ADR	9,600	274,176
(United Kingdom)	3,900	222,955
Autonomy Corp. PLC (a)	7,700	162,233
BAE Systems PLC	72,800	646,013
Barratt Developments PLC	4,400	8,239
BG Group PLC	17,900	404,553
BHP Billiton PLC	3,800	125,765
BHP Billiton PLC ADR	12,500	828,250
British American Tobacco PLC	4,300	155,180
British American Tobacco PLC sponsored ADR	3,600	260,244
Cairn Energy PLC (a)	300	16,186
Datacash Group PLC	24,000	130,225
easyJet PLC (a)	17,400	114,062
Eurasian Natural Resources Corp. PLC	900	18,698
GlaxoSmithKline PLC sponsored ADR	2,900	135,024
HBOS PLC	62,100	354,386
HSBC Holdings PLC (United Kingdom) (Reg.)	8,163	135,002
Imperial Energy PLC (a)	900	18,462
Informa PLC	19,400	167,101
International Power PLC	18,500	150,558
Man Group PLC	39,475	476,833
Max Petroleum PLC (a)	76,100	68,016
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Misys PLC	48,600	$ 163,764
National Grid PLC	28,300	372,705
Premier Foods PLC	59,000	100,964
Prudential PLC	20,900	223,820
Randgold Resources Ltd. sponsored ADR	300	15,354
Reckitt Benckiser Group PLC	8,700	474,336
Renovo Group PLC (a)	143,700	135,472
Rio Tinto PLC:
(Reg.)	1,100	115,113
sponsored ADR	1,790	747,504
Royal Bank of Scotland Group PLC	133,755	554,969
Royal Dutch Shell PLC Class A sponsored ADR	14,400	1,019,376
Serco Group PLC	40,000	324,011
Sibir Energy PLC	1,800	21,991
Tesco PLC	72,600	515,699
Vodafone Group PLC	23,900	64,025
Vodafone Group PLC sponsored ADR	19,000	509,770
Xstrata PLC	3,300	236,701
Yell Group PLC	10,200	14,102
TOTAL UNITED KINGDOM		10,817,146
United States of America - 4.1%
Allergan, Inc.	2,000	103,860
Berkshire Hathaway, Inc. Class B (a)	40	153,160
Chiquita Brands International, Inc. (a)	6,000	92,100
Cypress Semiconductor Corp. (a)	10,000	272,500
EnergySolutions, Inc.	4,200	86,142
FMC Technologies, Inc. (a)	4,000	247,120
Freeport-McMoRan Copper & Gold, Inc. Class B	300	29,025
Gilead Sciences, Inc. (a)	4,700	253,706
Juniper Networks, Inc. (a)	13,800	359,214
Lululemon Athletica, Inc.	300	6,660
Philip Morris International, Inc.	3,800	196,270
Pricesmart, Inc.	5,195	121,823
Transocean, Inc. (a)	4,420	601,253
Varian Semiconductor Equipment Associates, Inc. (a)	2,200	64,284
Visa, Inc.	4,600	336,076
TOTAL UNITED STATES OF AMERICA		2,923,193
TOTAL COMMON STOCKS (Cost $77,317,198)		69,764,454
Nonconvertible Preferred Stocks - 0.4%
	Shares	Value
Brazil - 0.0%
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	950	$ 41,142
Germany - 0.2%
ProSiebenSat.1 Media AG	15,000	127,103
Italy - 0.2%
Telecom Italia SpA (Risp)	95,800	129,461
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $476,843)		297,706
Investment Companies - 0.2%

United States of America - 0.2%
iShares MSCI EAFE Growth Index ETF (Cost $171,171)	2,500	170,650
Cash Equivalents - 1.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 2.07%, dated 7/31/08 due 8/1/08 (Collateralized by U.S. Government Obligations) # (Cost $1,173,000)	$ 1,173,068	1,173,000
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $79,138,212)		71,405,810
NET OTHER ASSETS - (0.8)%		(581,715)
NET ASSETS - 100%		$ 70,824,095
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,424 or 0.1% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,173,000 due 8/01/08 at 2.07%
BNP Paribas Securities Corp.	$ 405,777
Banc of America Securities LLC	63,575
Barclays Capital, Inc.	703,648
$ 1,173,000
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $79,567,471. Net unrealized depreciation aggregated $8,161,661, of which $2,535,754 related to appreciated investment securities and $10,697,415 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor
Total International Equity Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2008

1.863099.100

ATIE-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Australia - 3.3%
AMP Ltd.	40,791	$ 251,975
Babcock & Brown Ltd.	18,000	111,190
Babcock & Brown Power unit	100,000	64,974
Cochlear Ltd.	2,614	108,797
CSL Ltd.	21,232	691,762
Leighton Holdings Ltd.	2,588	103,572
Macquarie Airports unit	44,332	117,722
Macquarie Group Ltd.	3,409	165,095
Macquarie Infrastructure Group unit	76,533	185,213
QBE Insurance Group Ltd.	1,556	33,099
Silex Systems Ltd. (a)	10,000	71,095
Sino Gold Mining Ltd. (a)	1,546	7,425
Woolworths Ltd.	11,872	281,718
WorleyParsons Ltd.	5,228	157,485
TOTAL AUSTRALIA		2,351,122
Austria - 0.1%
Raiffeisen International Bank Holding AG	300	37,174
Bahrain - 0.0%
Gulf Finance House BSC GDR (b)	400	15,400
Belgium - 0.8%
Hansen Transmission International NV	34,000	211,467
InBev SA	5,200	348,510
TOTAL BELGIUM		559,977
Bermuda - 1.0%
Aquarius Platinum Ltd. (Australia)	3,363	34,233
China Solar Energy Holding Ltd. (a)	140,000	2,638
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	6,000	14,880
Credicorp Ltd. (NY Shares)	500	37,005
Global Digital Creations Holdings Ltd. (a)	64,000	2,871
Ports Design Ltd.	59,000	159,570
Samling Global Ltd.	44,000	5,471
Seadrill Ltd.	13,600	406,088
West Siberian Resources Ltd. SDR (a)	14,000	15,150
TOTAL BERMUDA		677,906
Brazil - 2.8%
Anhanguera Educacional Participacoes SA unit	1,418	27,594
Banco Bradesco SA:
(PN)	5,300	112,039
(PN) sponsored ADR	1,100	23,353
Common Stocks - continued
	Shares	Value
Brazil - continued
Banco Daycoval SA (PN)	5,000	$ 35,860
Bolsa de Mercadorias & Futuros - BM&F SA	9,200	81,142
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	1,100	43,109
Companhia Vale do Rio Doce sponsored ADR	6,000	180,180
GVT Holding SA (a)	900	22,129
Medial Saude SA	700	7,913
MRV Engenharia e Participacoes SA	6,100	141,455
Net Servicos de Comunicacao SA sponsored ADR	2,400	30,144
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	2,700	123,768
sponsored ADR	14,300	799,513
TIM Participacoes SA sponsored ADR (non-vtg.)	3,300	89,100
Uniao de Bancos Brasileiros SA (Unibanco) GDR	1,800	236,934
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	700	16,954
TOTAL BRAZIL		1,971,187
Canada - 3.4%
Addax Petroleum, Inc.	500	19,529
BCE, Inc.	4,400	167,345
Canadian Natural Resources Ltd.	1,900	148,478
EnCana Corp.	2,200	158,793
First Quantum Minerals Ltd.	3,500	240,968
Goldcorp, Inc.	5,800	216,116
Harry Winston Diamond Corp.	5,200	110,465
Nexen, Inc.	3,200	100,671
Petrobank Energy & Resources Ltd. (a)	5,000	201,201
Potash Corp. of Saskatchewan, Inc.	2,400	490,248
Research In Motion Ltd. (a)	1,600	196,512
RONA, Inc. (a)	5,000	55,868
Silver Wheaton Corp. (a)	10,000	128,437
Sino-Forest Corp. (a)	700	11,144
SouthGobi Energy Resources Ltd. (a)	800	14,846
Timminco Ltd. (a)	5,000	118,181
TOTAL CANADA		2,378,802
Cayman Islands - 1.3%
AAC Acoustic Technology Holdings, Inc. (a)	14,000	12,687
AirMedia Group, Inc. ADR	100	1,399
Chaoda Modern Agriculture (Holdings) Ltd.	250,575	290,672
China Digital TV Holding Co. Ltd. ADR	1,300	17,394
Foxconn International Holdings Ltd. (a)	23,000	22,022
Hidili Industry International Development Ltd.	12,000	17,996
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Himax Technologies, Inc. sponsored ADR	76,300	$ 289,940
Intime Department Store Group Co. Ltd.	60,000	32,916
LDK Solar Co. Ltd. sponsored ADR (a)	2,000	67,340
SinoCom Software Group Ltd.	154,000	22,898
Subsea 7, Inc. (a)	6,000	140,993
Yingli Green Energy Holding Co. Ltd. ADR (a)	1,700	28,662
TOTAL CAYMAN ISLANDS		944,919
China - 1.5%
China Communications Construction Co. Ltd. (H Shares)	16,200	30,566
China Construction Bank Corp. (H Shares)	217,000	191,366
China Merchants Bank Co. Ltd. (H Shares)	15,000	54,700
China Nepstar Chain Drugstore Ltd. ADR	100	778
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)	25,000	91,000
Dongfang Electric Corp. Ltd.	10,000	34,224
Focus Media Holding Ltd. ADR (a)	2,500	74,275
Global Bio-Chem Technology Group Co. Ltd.	566,000	214,020
Golden Eagle Retail Group Ltd. (H Shares)	42,000	35,693
Industrial & Commercial Bank of China	168,000	127,051
Nine Dragons Paper (Holdings) Ltd.	75,000	58,642
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	5,000	34,961
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	3,800	98,154
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	34,000	32,032
TOTAL CHINA		1,077,462
Cyprus - 0.2%
Marfin Popular Bank Public Co.	17,239	122,060
XXI Century Investments Public Ltd. (a)	1,000	16,724
TOTAL CYPRUS		138,784
Czech Republic - 0.0%
Ceske Energeticke Zavody AS	300	24,945
Denmark - 0.7%
Novo Nordisk AS Series B sponsored ADR	2,100	133,371
Vestas Wind Systems AS (a)	2,860	372,992
TOTAL DENMARK		506,363
Egypt - 0.1%
Eastern Tobacco Co.	500	29,576
Common Stocks - continued
	Shares	Value
Egypt - continued
Orascom Construction Industries	300	$ 22,041
Telecom Egypt SAE	4,500	12,801
TOTAL EGYPT		64,418
Finland - 1.2%
Nokia Corp. sponsored ADR	25,600	699,392
Outotec Oyj	2,300	117,143
TOTAL FINLAND		816,535
France - 7.4%
Accor SA	2,200	146,714
Alcatel-Lucent SA (a)	7,400	44,263
Alstom SA	3,888	435,200
Audika SA	2,700	121,868
AXA SA sponsored ADR	24,800	728,872
BNP Paribas SA	5,000	492,896
Compagnie de St. Gobain	1,300	80,799
Compagnie Generale de Geophysique SA (a)	1,955	76,414
Delachaux SA	2,900	299,973
GDF Suez	9,703	607,483
Groupe Danone	5,036	373,509
Laurent-Perrier Group	610	80,624
Remy Cointreau SA	1,351	66,252
Renault SA	1,000	83,009
Societe Generale Series A	600	55,522
Suez Environnement SA rights 6/22/10 (a)	4,000	28,619
Total SA:
Series B	4,700	359,863
sponsored ADR	11,500	879,750
Unibail-Rodamco	1,300	290,819
TOTAL FRANCE		5,252,449
Georgia - 0.0%
Bank of Georgia unit (a)	1,000	18,450
Germany - 9.0%
Allianz AG sponsored ADR	56,600	963,332
BASF AG	1,600	101,273
Bayer AG	4,200	361,443
Continental AG	400	44,957
Daimler AG	12,300	709,587
Deutsche Post AG	3,400	79,783
E.ON AG	9,400	1,791,305
Common Stocks - continued
	Shares	Value
Germany - continued
GEA Group AG	2,600	$ 85,545
GFK AG	3,200	117,771
Linde AG	1,700	235,059
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	4,100	680,557
RWE AG	4,500	538,454
Siemens AG sponsored ADR	4,800	582,624
Tognum AG	3,100	67,721
TOTAL GERMANY		6,359,411
Hong Kong - 1.6%
BYD Electronic International Co. Ltd.	50,000	24,354
China Mobile (Hong Kong) Ltd.	12,000	160,322
China Mobile (Hong Kong) Ltd. sponsored ADR	3,400	227,290
China State Construction International Holdings Ltd.	2,000	500
CNOOC Ltd. sponsored ADR	560	82,533
CNPC (Hong Kong) Ltd.	40,000	17,176
Hong Kong Exchanges & Clearing Ltd.	7,200	107,332
REXCAPITAL Financial Holdings Ltd. (a)	425,000	35,409
Swire Pacific Ltd. (A Shares)	44,500	478,847
TOTAL HONG KONG		1,133,763
India - 1.4%
Areva T&D India Ltd.	740	28,713
Axis Bank Ltd. GDR (Reg. S)	2,300	34,960
Bank of India	4,463	28,637
Bharat Heavy Electricals Ltd.	6	238
Bharti Airtel Ltd. (a)	16,505	310,298
Cambridge Solutions Ltd. (a)	7,801	9,824
GAIL India Ltd.	1,181	10,441
Housing Development Finance Corp. Ltd.	400	21,442
Indian Overseas Bank	14,825	29,841
Infosys Technologies Ltd.	2,417	90,087
JSW Steel Ltd.	639	11,080
LANCO Infratech Ltd.	20	148
Nagarjuna Construction Co. Ltd.	50	153
Pantaloon Retail India Ltd.	3,194	30,778
Reliance Industries Ltd. GDR (Reg. S) (b)	464	48,024
Rural Electrification Corp. Ltd.	130	269
Satyam Computer Services Ltd. sponsored ADR	6,200	132,308
Sintex Industries Ltd.	4,239	31,426
Common Stocks - continued
	Shares	Value
India - continued
Subex Ltd.	1,147	$ 2,065
Suzlon Energy Ltd.	26,066	136,884
TOTAL INDIA		957,616
Indonesia - 0.2%
PT Bank Rakyat Indonesia Tbk	38,500	25,815
PT Bumi Resources Tbk	114,500	84,954
PT International Nickel Indonesia Tbk	18,500	9,354
PT Perusahaan Gas Negara Tbk Series B	36,000	48,277
TOTAL INDONESIA		168,400
Ireland - 0.5%
Bank of Ireland	13,800	115,882
C&C Group PLC	10,400	48,551
CRH PLC sponsored ADR	6,800	183,260
Dragon Oil PLC (a)	5,000	29,002
TOTAL IRELAND		376,695
Israel - 0.9%
BluePhoenix Solutions Ltd. (a)	7,700	36,190
Cellcom Israel Ltd.	700	23,198
ECtel Ltd. (a)	9,100	15,470
Israel Chemicals Ltd.	10,500	195,996
Leadcom Integrated Solutions (a)	18,200	6,372
Mellanox Technologies Ltd. (a)	800	10,232
Orckit Communications Ltd. (a)	4,400	28,204
Ormat Industries Ltd.	1,700	18,948
Partner Communications Co. Ltd. ADR	11,700	255,879
RADWARE Ltd. (a)	5,600	46,200
TOTAL ISRAEL		636,689
Italy - 2.6%
ENI SpA sponsored ADR	3,400	229,160
Fiat SpA	11,600	199,571
Finmeccanica SpA	7,900	232,924
Impregilo SpA (a)	21,600	106,630
UniCredit SpA	176,100	1,048,456
TOTAL ITALY		1,816,741
Japan - 12.7%
Aeon Co. Ltd.	25,100	306,357
Canon, Inc.	2,300	105,117
DeNA Co. Ltd.	10	48,753
Common Stocks - continued
	Shares	Value
Japan - continued
Denso Corp.	7,700	$ 200,031
East Japan Railway Co.	37	289,420
Ibiden Co. Ltd.	2,100	62,675
Ichiyoshi Securities Co. Ltd.	7,600	75,514
Japan Steel Works Ltd.	10,000	179,356
Japan Tobacco, Inc.	17	79,236
JSR Corp.	4,700	84,512
Kobayashi Pharmaceutical Co. Ltd.	2,000	65,622
Konica Minolta Holdings, Inc.	18,500	303,769
Leopalace21 Corp.	9,600	129,821
Miraca Holdings, Inc.	1,800	43,294
Mitsubishi Estate Co. Ltd.	3,000	72,249
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	41,700	366,126
Mitsui & Co. Ltd.	50,000	1,025,764
Nintendo Co. Ltd.	900	415,800
Obic Co. Ltd.	550	100,375
ORIX Corp.	2,920	448,731
Osaka Gas Co. Ltd.	112,000	404,266
Osaka Securities Exchange Co. Ltd.	18	77,746
Promise Co. Ltd.	3,100	79,303
Rakuten, Inc.	169	85,526
SBI Holdings, Inc.	265	63,493
SBI Securities Co. Ltd.	78	66,344
Shiseido Co. Ltd.	8,000	179,200
Sony Financial Holdings, Inc.	32	121,012
Sparx Group Co. Ltd.	230	66,086
Sugi Pharmacy Co. Ltd.	2,000	56,910
Sumco Corp.	3,720	84,419
Sumitomo Metal Industries Ltd.	33,000	158,749
Sumitomo Mitsui Financial Group, Inc.	48	372,401
Sumitomo Realty & Development Co. Ltd.	4,000	82,367
Sumitomo Trust & Banking Co. Ltd.	12,000	82,625
Takeda Pharmaceutical Co. Ltd.	7,500	398,189
Tokai Carbon Co. Ltd.	5,000	59,351
Tokuyama Corp.	30,000	189,916
Tokyo Tatemono Co. Ltd.	9,000	44,796
Torishima Pump Manufacturing Co. Ltd.	23,400	528,121
Toyota Motor Corp.	19,600	844,868
Toyota Motor Corp. sponsored ADR	1,300	111,865
USS Co. Ltd.	2,340	156,810
Wacom Co. Ltd.	30	66,623
Common Stocks - continued
	Shares	Value
Japan - continued
Xebio Co. Ltd.	5,800	$ 119,613
Yamada Denki Co. Ltd.	1,520	103,691
TOTAL JAPAN		9,006,812
Kazakhstan - 0.2%
JSC Halyk Bank of Kazakhstan unit	11,600	149,640
Korea (South) - 1.4%
Daehan Steel Co. Ltd.	139	11,334
Daelim Industrial Co.	300	26,823
Doosan Heavy Industries & Construction Co. Ltd.	410	40,012
Hyundai Industrial Development & Construction Co.	475	21,973
Hyundai Steel Co.	340	23,078
Hyunjin Materials Co. Ltd.	1,172	53,184
Jinsung T.E.C. Co. Ltd.	2,048	32,105
Kookmin Bank	1,345	76,255
KT&G Corp.	530	47,001
LG Electronics, Inc.	110	11,236
MegaStudy Co. Ltd.	100	25,047
Meritz Fire & Marine Insurance Co. Ltd.	2,270	22,175
NHN Corp. (a)	1,234	202,644
Samsung Electronics Co. Ltd.	470	259,979
Shinhan Financial Group Co. Ltd.	1,610	75,020
TK Corp.	904	37,461
TOTAL KOREA (SOUTH)		965,327
Luxembourg - 0.8%
ArcelorMittal SA (NY Shares) Class A	5,196	454,234
Evraz Group SA GDR	400	38,400
Tenaris SA sponsored ADR	700	42,175
TOTAL LUXEMBOURG		534,809
Malaysia - 0.0%
Public Bank Bhd	6,800	21,720
Mauritius - 0.0%
Golden Agri-Resources Ltd.	68,000	35,557
Mexico - 0.9%
America Movil SAB de CV Series L sponsored ADR	10,700	540,243
Banco Compartamos SA de CV	3,500	13,256
Fomento Economico Mexicano SA de CV sponsored ADR	400	18,344
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Financiero Banorte SA de CV Series O	10,039	$ 43,461
Wal-Mart de Mexico SA de CV Series V	7,100	28,877
TOTAL MEXICO		644,181
Netherlands - 1.7%
Advanced Metallurgical Group NV	2,150	175,971
ASML Holding NV (NY Shares)	12,100	275,759
Gemalto NV (a)	4,900	184,775
Heineken NV (Bearer)	1,900	88,280
ING Groep NV sponsored ADR	9,600	313,632
Koninklijke KPN NV	9,800	170,597
TOTAL NETHERLANDS		1,209,014
Norway - 2.2%
DnB Nor ASA	14,600	186,440
Marine Harvest ASA (a)	74,000	52,427
Orkla ASA (A Shares)	37,400	473,697
Petroleum Geo-Services ASA	21,800	503,075
Pronova BioPharma ASA	41,400	143,140
StatoilHydro ASA sponsored ADR	5,200	168,376
TOTAL NORWAY		1,527,155
Papua New Guinea - 0.2%
Lihir Gold Ltd. (a)	38,000	97,329
Oil Search Ltd.	11,978	64,629
TOTAL PAPUA NEW GUINEA		161,958
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	800	21,528
Philippines - 0.3%
Alliance Global Group, Inc. (a)	310,000	23,482
Jollibee Food Corp.	37,400	31,290
Philippine Long Distance Telephone Co. sponsored ADR	2,900	164,865
TOTAL PHILIPPINES		219,637
Poland - 0.1%
Eurocash SA	6,500	31,017
Trakcja Polska SA	12,500	30,157
TOTAL POLAND		61,174
Russia - 1.8%
Bank St. Petersburg OJSC	6,700	36,850
Gazprom Neft sponsored ADR	500	15,650
Common Stocks - continued
	Shares	Value
Russia - continued
JSC MMC 'Norilsk Nickel' sponsored ADR	3,600	$ 77,940
Lukoil Oil Co. sponsored ADR	500	41,350
Mechel Steel Group OAO sponsored ADR	1,800	38,196
Mobile TeleSystems OJSC sponsored ADR	600	42,840
OAO Gazprom sponsored ADR	13,880	659,300
OAO Raspadskaya	4,700	33,135
OAO TatNeft unit	300	35,850
OAO TMK unit	400	13,200
OJSC Rosneft unit	7,600	80,940
Sberbank (Savings Bank of the Russian Federation) GDR	290	101,181
Uralkali JSC (a)	4,100	45,715
Vimpel Communications sponsored ADR	2,300	58,029
Wimm-Bill-Dann Foods OJSC sponsored ADR	300	29,190
TOTAL RUSSIA		1,309,366
Singapore - 0.5%
DBS Group Holdings Ltd.	22,000	308,907
Singapore Exchange Ltd.	10,000	49,876
Straits Asia Resources Ltd.	7,000	14,231
TOTAL SINGAPORE		373,014
South Africa - 2.5%
African Rainbow Minerals Ltd.	15,063	509,194
Bell Equipment Ltd.	5,751	29,161
Exxaro Resources Ltd.	1,200	17,832
Impala Platinum Holdings Ltd.	14,300	479,152
JSE Ltd.	7,810	49,768
Kumba Iron Ore Ltd.	600	20,937
MTN Group Ltd.	21,803	376,839
Murray & Roberts Holdings Ltd.	7,364	96,362
Northam Platinum Ltd.	900	6,502
Raubex Group Ltd.	26,996	126,952
Truworths International Ltd.	8,400	33,285
TOTAL SOUTH AFRICA		1,745,984
Spain - 2.6%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	15,300	281,673
Banco Santander SA	18,500	358,326
Grifols SA	8,460	253,060
Inditex SA	1,500	72,159
Telefonica SA sponsored ADR	11,100	863,913
TOTAL SPAIN		1,829,131
Common Stocks - continued
	Shares	Value
Sweden - 1.2%
H&M Hennes & Mauritz AB (B Shares)	2,700	$ 144,022
Svenska Cellulosa AB (SCA) (B Shares)	23,400	264,763
Swedish Match Co.	8,000	158,426
Telefonaktiebolaget LM Ericsson (B Shares)	29,800	312,586
TOTAL SWEDEN		879,797
Switzerland - 8.4%
ABB Ltd. sponsored ADR	17,200	450,984
Compagnie Financiere Richemont unit	1,718	102,667
Credit Suisse Group sponsored ADR	5,400	269,352
EFG International	14,080	440,481
Julius Baer Holding AG	855	54,215
Nestle SA (Reg.)	35,170	1,542,952
Novartis AG sponsored ADR	3,400	201,790
Roche Holding AG (participation certificate)	10,326	1,908,118
SGS Societe Generale de Surveillance Holding SA (Reg.)	38	53,440
Sonova Holding AG	1,547	112,451
Swiss Life Holding AG	968	248,915
The Swatch Group AG (Reg.)	2,300	100,709
Zurich Financial Services AG (Reg.)	1,631	428,748
TOTAL SWITZERLAND		5,914,822
Taiwan - 0.9%
Advanced Semiconductor Engineering, Inc.	39,000	33,552
AU Optronics Corp.	50,399	55,984
AU Optronics Corp. sponsored ADR	2,519	28,465
China Steel Corp.	27,810	39,613
Everlight Electronics Co. Ltd.	10,199	26,992
First Financial Holding Co. Ltd.	50,000	41,839
HannStar Display Corp. (a)	350,000	104,445
Hon Hai Precision Industry Co. Ltd. (Foxconn)	38,000	183,638
HTC Corp.	2,600	40,804
Innolux Display Corp.	25,000	38,911
Powertech Technology, Inc.	5,500	15,584
Siliconware Precision Industries Co. Ltd.	14,140	18,434
TOTAL TAIWAN		628,261
Thailand - 0.2%
PTT Exploration & Production PCL (For. Reg.)	3,500	15,653
PTT PCL (For. Reg.)	2,200	16,398
Common Stocks - continued
	Shares	Value
Thailand - continued
Siam Commercial Bank PCL (For. Reg.)	24,800	$ 55,086
Total Access Communication PCL unit	22,600	29,648
TOTAL THAILAND		116,785
Turkey - 0.5%
Anadolu Efes Biracilik ve Malt Sanyii AS	8,100	91,336
Asya Katilim Bankasi AS	43,200	110,068
Bagfas Bandirma Gubre Fabrikalari AS	150	17,043
Enka Insaat ve Sanayi AS	1,466	17,162
Tupras-Turkiye Petrol Rafinerileri AS	1,000	27,329
Turkiye Garanti Bankasi AS (a)	30,200	101,901
Turkiye Vakiflar Bankasi TAO	9,000	18,360
TOTAL TURKEY		383,199
United Arab Emirates - 0.0%
DP World Ltd.	47	36
United Kingdom - 15.3%
3i Group PLC	8,900	158,211
Aegis Group PLC	82,500	177,098
Anglo American PLC:
ADR	9,600	274,176
(United Kingdom)	3,900	222,955
Autonomy Corp. PLC (a)	7,700	162,233
BAE Systems PLC	72,800	646,013
Barratt Developments PLC	4,400	8,239
BG Group PLC	17,900	404,553
BHP Billiton PLC	3,800	125,765
BHP Billiton PLC ADR	12,500	828,250
British American Tobacco PLC	4,300	155,180
British American Tobacco PLC sponsored ADR	3,600	260,244
Cairn Energy PLC (a)	300	16,186
Datacash Group PLC	24,000	130,225
easyJet PLC (a)	17,400	114,062
Eurasian Natural Resources Corp. PLC	900	18,698
GlaxoSmithKline PLC sponsored ADR	2,900	135,024
HBOS PLC	62,100	354,386
HSBC Holdings PLC (United Kingdom) (Reg.)	8,163	135,002
Imperial Energy PLC (a)	900	18,462
Informa PLC	19,400	167,101
International Power PLC	18,500	150,558
Man Group PLC	39,475	476,833
Max Petroleum PLC (a)	76,100	68,016
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Misys PLC	48,600	$ 163,764
National Grid PLC	28,300	372,705
Premier Foods PLC	59,000	100,964
Prudential PLC	20,900	223,820
Randgold Resources Ltd. sponsored ADR	300	15,354
Reckitt Benckiser Group PLC	8,700	474,336
Renovo Group PLC (a)	143,700	135,472
Rio Tinto PLC:
(Reg.)	1,100	115,113
sponsored ADR	1,790	747,504
Royal Bank of Scotland Group PLC	133,755	554,969
Royal Dutch Shell PLC Class A sponsored ADR	14,400	1,019,376
Serco Group PLC	40,000	324,011
Sibir Energy PLC	1,800	21,991
Tesco PLC	72,600	515,699
Vodafone Group PLC	23,900	64,025
Vodafone Group PLC sponsored ADR	19,000	509,770
Xstrata PLC	3,300	236,701
Yell Group PLC	10,200	14,102
TOTAL UNITED KINGDOM		10,817,146
United States of America - 4.1%
Allergan, Inc.	2,000	103,860
Berkshire Hathaway, Inc. Class B (a)	40	153,160
Chiquita Brands International, Inc. (a)	6,000	92,100
Cypress Semiconductor Corp. (a)	10,000	272,500
EnergySolutions, Inc.	4,200	86,142
FMC Technologies, Inc. (a)	4,000	247,120
Freeport-McMoRan Copper & Gold, Inc. Class B	300	29,025
Gilead Sciences, Inc. (a)	4,700	253,706
Juniper Networks, Inc. (a)	13,800	359,214
Lululemon Athletica, Inc.	300	6,660
Philip Morris International, Inc.	3,800	196,270
Pricesmart, Inc.	5,195	121,823
Transocean, Inc. (a)	4,420	601,253
Varian Semiconductor Equipment Associates, Inc. (a)	2,200	64,284
Visa, Inc.	4,600	336,076
TOTAL UNITED STATES OF AMERICA		2,923,193
TOTAL COMMON STOCKS (Cost $77,317,198)		69,764,454
Nonconvertible Preferred Stocks - 0.4%
	Shares	Value
Brazil - 0.0%
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	950	$ 41,142
Germany - 0.2%
ProSiebenSat.1 Media AG	15,000	127,103
Italy - 0.2%
Telecom Italia SpA (Risp)	95,800	129,461
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $476,843)		297,706
Investment Companies - 0.2%

United States of America - 0.2%
iShares MSCI EAFE Growth Index ETF (Cost $171,171)	2,500	170,650
Cash Equivalents - 1.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 2.07%, dated 7/31/08 due 8/1/08 (Collateralized by U.S. Government Obligations) # (Cost $1,173,000)	$ 1,173,068	1,173,000
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $79,138,212)		71,405,810
NET OTHER ASSETS - (0.8)%		(581,715)
NET ASSETS - 100%		$ 70,824,095
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,424 or 0.1% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,173,000 due 8/01/08 at 2.07%
BNP Paribas Securities Corp.	$ 405,777
Banc of America Securities LLC	63,575
Barclays Capital, Inc.	703,648
$ 1,173,000
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $79,567,471. Net unrealized depreciation aggregated $8,161,661, of which $2,535,754 related to appreciated investment securities and $10,697,415 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Worldwide Fund

July 31, 2008

1.804829.104

WLD-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value
Australia - 2.6%
ABB Grain Ltd.	161,565	$ 1,217,101
Babcock & Brown Wind Partners	966,831	1,470,323
BHP Billiton Ltd.	45,900	1,712,886
Commonwealth Bank of Australia	67,746	2,535,773
Computershare Ltd.	390,165	3,214,740
CSL Ltd.	546,424	17,803,090
Macquarie Group Ltd.	27,900	1,351,171
QBE Insurance Group Ltd.	118,254	2,515,484
Woodside Petroleum Ltd.	33,900	1,717,400
Woolworths Ltd.	175,339	4,160,721
TOTAL AUSTRALIA		37,698,689
Belgium - 0.2%
Hansen Transmission International NV	373,400	2,322,408
Bermuda - 0.2%
Aquarius Platinum Ltd. (United Kingdom)	86,000	844,013
Cooper Industries Ltd. Class A	50,000	2,108,500
TOTAL BERMUDA		2,952,513
Brazil - 0.5%
Bovespa Holding SA	165,700	2,073,102
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	52,200	2,392,848
Vivo Participacoes SA (PN) sponsored ADR	582,700	3,315,563
TOTAL BRAZIL		7,781,513
Canada - 1.4%
Canadian Natural Resources Ltd.	45,300	3,540,023
EnCana Corp.	36,700	2,648,952
Nexen, Inc.	58,600	1,843,538
Niko Resources Ltd.	32,300	2,667,349
Open Text Corp. (a)	106,200	3,308,864
Petrobank Energy & Resources Ltd. (a)	46,800	1,883,245
Potash Corp. of Saskatchewan, Inc.	12,500	2,553,375
Talisman Energy, Inc.	112,900	2,019,045
Timminco Ltd. (a)	27,800	657,088
TOTAL CANADA		21,121,479
Cayman Islands - 0.1%
China Medical Technologies, Inc. sponsored ADR	18,400	881,728
China - 0.2%
ZTE Corp. (H Shares)	507,880	2,525,859
Cyprus - 0.0%
Aisi Realty Public Ltd.	583,060	281,741
Czech Republic - 0.2%
Ceske Energeticke Zavody AS	38,600	3,209,650

	Shares	Value
Denmark - 0.7%
Novo Nordisk AS Series B	82,300	$ 5,218,287
Vestas Wind Systems AS (a)	40,300	5,255,799
TOTAL DENMARK		10,474,086
Finland - 0.5%
Nokia Corp. sponsored ADR	289,500	7,909,140
France - 2.8%
Alstom SA	80,400	8,999,503
AXA SA	95,700	2,812,676
BNP Paribas SA	61,382	6,050,984
Cap Gemini SA	39,000	2,489,744
CNP Assurances	13,200	1,472,037
Eutelsat Communications	134,400	3,743,932
GDF Suez	84,568	5,294,610
Groupe Danone	38,000	2,818,378
Orpea (a)	34,000	1,862,778
Saft Groupe SA	64,000	2,518,729
Sechilienne-Sidec	11,800	932,081
Societe Generale Series A	15,485	1,432,922
Total SA Series B	12,396	949,119
TOTAL FRANCE		41,377,493
Germany - 6.9%
Allianz AG (Reg.)	40,700	6,901,161
Bayer AG	129,200	11,118,680
Bayer AG sponsored ADR	69,900	6,028,875
Beiersdorf AG	32,000	2,063,954
Daimler AG (Reg.)	43,700	2,524,513
Deutsche Bank AG	24,200	2,235,695
Deutsche Boerse AG	15,700	1,787,319
Deutsche Postbank AG	25,900	1,829,650
Deutsche Telekom AG (Reg.)	221,600	3,841,084
E.ON AG	80,600	15,359,493
Fresenius Medical Care AG	42,600	2,346,606
GEA Group AG	93,800	3,086,200
Gerresheimer AG	59,800	3,098,781
K&S AG	13,200	1,623,189
Linde AG	46,214	6,390,016
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	42,900	7,120,945
Q-Cells AG (a)	21,600	2,092,650
RWE AG	66,300	7,933,217
SGL Carbon AG (a)	40,100	2,668,977
Siemens AG (Reg.)	47,800	5,840,653
SolarWorld AG	51,800	2,414,348
Symrise AG	103,800	1,771,624
Wincor Nixdorf AG	14,900	1,112,521
Wirecard AG	46,000	437,435
TOTAL GERMANY		101,627,586
Greece - 0.2%
Public Power Corp. of Greece	101,800	3,146,164
Common Stocks - continued
	Shares	Value
Hong Kong - 0.6%
Cheung Kong Holdings Ltd.	210,000	$ 2,966,315
China Unicom Ltd.	1,288,000	2,643,233
Hang Seng Bank Ltd.	128,200	2,527,323
Wing Hang Bank Ltd.	65,000	873,987
TOTAL HONG KONG		9,010,858
India - 0.3%
Infosys Technologies Ltd.	42,311	1,577,021
Reliance Industries Ltd.	21,798	1,132,653
Satyam Computer Services Ltd.	197,732	1,774,461
TOTAL INDIA		4,484,135
Indonesia - 0.4%
PT Bumi Resources Tbk	5,679,000	4,213,591
PT Indosat Tbk	1,434,000	1,024,564
TOTAL INDONESIA		5,238,155
Ireland - 0.5%
C&C Group PLC	329,900	1,540,102
Elan Corp. PLC sponsored ADR (a)	180,000	3,609,000
Paddy Power PLC (Ireland)	83,200	2,318,430
TOTAL IRELAND		7,467,532
Israel - 0.5%
Israel Chemicals Ltd.	135,000	2,519,949
Nice Systems Ltd. sponsored ADR (a)	55,700	1,646,492
Teva Pharmaceutical Industries Ltd. sponsored ADR	58,600	2,627,624
TOTAL ISRAEL		6,794,065
Italy - 1.2%
A2A SpA	283,600	1,021,683
Edison SpA	330,100	648,153
ENI SpA	162,000	5,466,463
Fiat SpA	167,900	2,888,614
Finmeccanica SpA	72,300	2,131,700
Prysmian SpA	63,500	1,566,162
UniCredit SpA	602,600	3,587,730
TOTAL ITALY		17,310,505
Japan - 7.9%
Aeon Mall Co. Ltd.	62,100	1,859,144
Canon Marketing Japan, Inc.	132,200	1,956,839
Canon, Inc.	212,650	9,718,768
Daiwa Securities Group, Inc.	294,000	2,548,381
East Japan Railway Co.	535	4,184,851
Fujifilm Holdings Corp.	132,300	4,158,415
Konica Minolta Holdings, Inc.	397,500	6,526,931
Matsushita Electric Industrial Co. Ltd.	201,000	4,237,684
Mitsubishi Corp.	256,200	7,465,303
Mitsubishi UFJ Financial Group, Inc.	904,700	7,988,375
Mitsui & Co. Ltd.	330,000	6,770,039
Mizuho Financial Group, Inc.	300	1,436,396

	Shares	Value
NGK Insulators Ltd.	24,000	$ 349,160
Nintendo Co. Ltd.	11,600	5,359,200
Nippon Building Fund, Inc.	157	1,862,638
Nomura Holdings, Inc.	533,500	7,698,728
ORIX Corp.	20,180	3,101,162
Promise Co. Ltd.	79,850	2,042,692
Ricoh Co. Ltd.	183,000	2,971,609
Seven & I Holdings Co. Ltd.	65,800	2,012,207
Shiseido Co. Ltd.	86,000	1,926,400
Sompo Japan Insurance, Inc.	195,700	1,936,439
Sony Corp. sponsored ADR	59,400	2,237,598
Sony Financial Holdings, Inc.	430	1,626,101
Sumitomo Mitsui Financial Group, Inc.	1,503	11,660,796
Sumitomo Trust & Banking Co. Ltd.	250,200	1,722,736
Tokyo Electron Ltd.	38,500	2,157,731
Toyota Motor Corp.	174,500	7,521,913
TOTAL JAPAN		115,038,236
Korea (South) - 0.6%
LG Household & Health Care Ltd.	11,680	2,276,360
MegaStudy Co. Ltd.	3,900	976,821
NHN Corp. (a)	18,620	3,057,719
Shinhan Financial Group Co. Ltd.	45,966	2,141,856
TOTAL KOREA (SOUTH)		8,452,756
Luxembourg - 0.6%
ArcelorMittal SA (NY Shares) Class A	53,600	4,685,712
SES SA (A Shares) FDR unit	138,742	3,369,689
TOTAL LUXEMBOURG		8,055,401
Malaysia - 0.1%
KNM Group Bhd	3,632,400	2,164,268
Mexico - 0.3%
America Movil SAB de CV Series L sponsored ADR	96,900	4,892,481
Netherlands - 0.7%
Advanced Metallurgical Group NV (d)	31,700	2,594,542
ASML Holding NV (Netherlands)	27,900	638,202
Koninklijke KPN NV	354,800	6,176,294
New World Resources BV	47,500	1,461,466
TOTAL NETHERLANDS		10,870,504
Netherlands Antilles - 0.9%
Schlumberger Ltd. (NY Shares)	130,000	13,208,000
Norway - 0.7%
Hafslund ASA (B Shares)	42,200	839,764
Petroleum Geo-Services ASA	130,300	3,006,912
Pronova BioPharma ASA	296,200	1,024,110
Renewable Energy Corp. AS (a)	72,200	2,090,880
StatoilHydro ASA	85,000	2,753,240
TOTAL NORWAY		9,714,906
Papua New Guinea - 0.1%
Oil Search Ltd.	377,501	2,036,865
Common Stocks - continued
	Shares	Value
Russia - 0.3%
OAO Gazprom sponsored ADR	93,900	$ 4,460,250
Singapore - 0.2%
Keppel Corp. Ltd.	140,000	1,091,414
Singapore Exchange Ltd.	367,000	1,830,437
TOTAL SINGAPORE		2,921,851
South Africa - 0.0%
JSE Ltd.	12,000	76,469
Spain - 2.0%
Banco Santander SA	180,100	3,488,352
Grifols SA	192,391	5,754,892
Red Electrica Corporacion SA	36,400	2,190,662
Repsol YPF SA	192,400	6,445,799
Telefonica SA	436,200	11,317,987
TOTAL SPAIN		29,197,692
Sweden - 0.1%
Modern Times Group MTG AB (B Shares)	32,000	1,796,541
Switzerland - 4.7%
ABB Ltd.:
(Reg.)	1	26
sponsored ADR	280,800	7,362,576
Actelion Ltd. (Reg.) (a)	96,870	5,273,878
BB BIOTECH AG	21,794	1,886,124
Credit Suisse Group (Reg.)	44,845	2,239,883
EFG International	110,750	3,464,720
Julius Baer Holding AG	31,314	1,985,606
Nestle SA (Reg.)	326,508	14,324,314
Novartis AG sponsored ADR	46,200	2,741,970
Roche Holding AG (participation certificate)	60,734	11,222,932
SGS Societe Generale de Surveillance Holding SA (Reg.)	1,632	2,295,098
Sonova Holding AG	44,633	3,244,375
Syngenta AG (Switzerland)	23,161	6,742,790
Tecan Group AG	18,800	1,022,272
Zurich Financial Services AG (Reg.)	21,117	5,551,113
TOTAL SWITZERLAND		69,357,677
Thailand - 0.1%
Total Access Communication PCL unit	807,450	1,059,267
United Kingdom - 9.7%
Anglo American PLC (United Kingdom)	66,285	3,789,383
AstraZeneca PLC:
(United Kingdom)	84,000	4,082,767
sponsored ADR	110,000	5,340,500
Autonomy Corp. PLC (a)	84,700	1,784,561
BAE Systems PLC	451,300	4,004,744
BG Group PLC	300,400	6,789,257
BG Group PLC sponsored ADR	12,700	1,425,575
BHP Billiton PLC	271,200	8,975,642
British American Tobacco PLC	225,200	8,127,103

	Shares	Value
Capita Group PLC	213,319	$ 2,894,551
Diageo PLC	82,600	1,438,967
GlaxoSmithKline PLC sponsored ADR	76,000	3,538,560
HSBC Holdings PLC:
(Hong Kong) (Reg.)	206,838	3,403,725
(United Kingdom) (Reg.)	607,000	10,038,726
Icap PLC	226,100	2,230,535
Imperial Tobacco Group PLC	88,000	3,286,627
Informa PLC	437,400	3,767,520
Man Group PLC	594,500	7,181,187
Misys PLC	480,200	1,618,092
Prudential PLC	323,100	3,460,108
Reckitt Benckiser Group PLC	139,500	7,605,732
Rio Tinto PLC (Reg.)	85,200	8,916,039
Royal Bank of Scotland Group PLC	531,974	2,207,239
Royal Dutch Shell PLC Class B	414,800	14,566,694
Shire PLC	103,100	1,708,671
SSL International PLC	344,900	2,858,592
Vodafone Group PLC	3,905,700	10,462,930
Vodafone Group PLC sponsored ADR	46,112	1,237,185
William Morrison Supermarkets PLC	379,200	1,934,412
Xstrata PLC	40,000	2,869,097
TOTAL UNITED KINGDOM		141,544,721
United States of America - 43.5%
AirTran Holdings, Inc. (a)	185,000	540,200
Albemarle Corp.	404,000	15,727,720
American International Group, Inc.	110,000	2,865,500
Amgen, Inc. (a)	125,000	7,828,750
AMR Corp. (a)	125,000	1,128,750
Apple, Inc. (a)	205,000	32,584,750
Bank of America Corp.	1,027,200	33,794,880
Bank of New York Mellon Corp.	110,000	3,905,000
Baxter International, Inc.	120,000	8,233,200
Bristol-Myers Squibb Co.	680,000	14,361,600
Cabot Oil & Gas Corp.	163,500	7,195,635
CB Richard Ellis Group, Inc. Class A (a)	60,000	843,000
Celgene Corp. (a)	60,000	4,529,400
Charles Schwab Corp.	505,000	11,559,450
Chesapeake Energy Corp.	95,000	4,764,250
CSX Corp.	35,000	2,365,300
Cummins, Inc.	218,000	14,462,120
Deckers Outdoor Corp. (a)	65,000	7,345,650
Eaton Corp.	335,500	23,833,920
Exxon Mobil Corp.	252,000	20,268,360
Fannie Mae	60,000	690,000
FedEx Corp.	90,000	7,095,600
FMC Corp.	96,200	7,154,394
Freeport-McMoRan Copper & Gold, Inc. Class B	92,000	8,901,000
General Growth Properties, Inc.	90,000	2,466,900
Gilead Sciences, Inc. (a)	334,700	18,067,106
Goldman Sachs Group, Inc.	13,000	2,392,520
Google, Inc. Class A (sub. vtg.) (a)	48,500	22,976,875
Common Stocks - continued
	Shares	Value
United States of America - continued
Harley-Davidson, Inc.	70,000	$ 2,648,800
JetBlue Airways Corp. (a)	100,000	527,000
Johnson & Johnson	240,000	16,432,800
Johnson Controls, Inc.	635,400	19,163,664
Macquarie Infrastructure Co. LLC	8,300	186,086
Medco Health Solutions, Inc. (a)	220,000	10,907,600
Medtronic, Inc.	260,000	13,735,800
Morgan Stanley	75,000	2,961,000
Myriad Genetics, Inc. (a)	85,000	5,652,500
Newmont Mining Corp.	280,000	13,428,800
Norfolk Southern Corp.	610,000	43,871,198
Oracle Corp. (a)	545,800	11,751,074
PACCAR, Inc.	115,000	4,836,900
Philip Morris International, Inc.	409,700	21,161,005
Polo Ralph Lauren Corp. Class A	210,000	12,425,700
QUALCOMM, Inc.	220,000	12,174,800
Range Resources Corp.	103,600	5,030,816
Southwestern Energy Co. (a)	249,000	9,041,190
St. Jude Medical, Inc. (a)	115,000	5,356,700
SunTrust Banks, Inc.	95,000	3,900,700
T. Rowe Price Group, Inc.	155,000	9,276,750
TECO Energy, Inc. (d)	45,000	834,750
The Coca-Cola Co.	145,000	7,467,500
UAL Corp.	100,000	831,000
Union Pacific Corp.	323,600	26,677,584
United Parcel Service, Inc. Class B	100,000	6,308,000
UnitedHealth Group, Inc.	210,000	5,896,800
VF Corp.	265,000	18,968,700
Visa, Inc.	474,600	34,674,276
W.R. Grace & Co. (a)	290,000	7,473,300
Wachovia Corp.	305,000	5,267,350
Wal-Mart Stores, Inc.	170,000	9,965,400
TOTAL UNITED STATES OF AMERICA		636,717,373
TOTAL COMMON STOCKS (Cost $1,246,873,376)		1,355,180,557
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.5%
Fresenius AG (non-vtg.)	71,000	5,762,430
Porsche Automobil Holding SE	13,710	2,054,763
TOTAL GERMANY		7,817,193
Italy - 0.2%
Intesa Sanpaolo SpA	378,900	1,989,017
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $8,457,225)		9,806,210
Government Obligations - 0.1%
	Principal Amount	Value
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.49% to 1.7% 9/4/08 to 10/16/08 (e) (Cost $628,737)	$ 630,000	$ 628,814
Money Market Funds - 7.8%
	Shares
Fidelity Cash Central Fund, 2.35% (b)	110,778,498	110,778,498
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	3,597,145	3,597,145
TOTAL MONEY MARKET FUNDS (Cost $114,375,643)		114,375,643
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,370,334,981)	1,479,991,224
NET OTHER ASSETS - (1.1)%	(15,379,096)
NET ASSETS - 100%	$ 1,464,612,128
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
58 CME Nikkei 225 Index Contracts (Japan)	Sept. 2008	$ 3,867,150	$ (248,182)
62 TOPIX 150 Index Contracts (Japan)	Sept. 2008	7,479,192	(217,242)
TOTAL EQUITY INDEX CONTRACTS		$ 11,346,342	$ (465,424)
The face value of futures purchased as a percentage of net assets - 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $628,814.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,546,393
Fidelity Securities Lending Cash Central Fund	590,351
Total	$ 2,136,744
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,375,767,798. Net unrealized appreciation aggregated $104,223,426, of which $179,843,360 related to appreciated investment securities and $75,619,934 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2008
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	September 29, 2008